UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2016 to August 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 63.3%
Financial - 32.6%
American Express Credit Corp.
2.80% due 09/19/16	10,763,000	$10,770,792
Toronto-Dominion Bank
2.38% due 10/19/16	7,923,000	7,937,879
1.50% due 09/09/16	2,716,000	2,716,166
Barclays Bank plc
5.00% due 09/22/16	9,094,000	9,111,487
PNC Bank North America
1.15% due 11/01/16	4,450,000	4,451,024
1.30% due 10/03/16	4,400,000	4,400,000
Bank of America Corp.
5.63% due 10/14/16	6,460,000	6,491,518
1.35% due 11/21/16	2,034,000	2,035,115
Branch Banking & Trust Co.
1.45% due 10/03/16	4,900,000	4,900,000
1.05% due 12/01/16	3,625,000	3,625,620
Goldman Sachs Group, Inc.
5.75% due 10/01/16	8,387,000	8,415,095
Wells Fargo & Co.
2.63% due 12/15/16	5,382,000	5,407,565
5.13% due 09/15/16	2,787,000	2,790,057
Bank of America North America
1.13% due 11/14/16	7,000,000	7,002,548
US Bancorp
2.20% due 11/15/16	6,568,000	6,578,726
Nomura Holdings, Inc.
2.00% due 09/13/16	6,443,000	6,444,501
Fifth Third Bank/Cincinnati OH
1.15% due 11/18/16	6,250,000	6,252,544
Capital One Financial Corp.
6.15% due 09/01/16	5,525,000	5,525,000
Morgan Stanley
5.75% due 10/18/16	5,487,000	5,518,622
Bank of Nova Scotia
1.10% due 12/13/16	5,403,000	5,406,242
SunTrust Banks, Inc.
3.50% due 01/20/17	4,285,000	4,314,669
Comerica Bank
5.75% due 11/21/16	3,845,000	3,881,447
BNP Paribas S.A.
1.25% due 12/12/16	3,828,000	3,832,257
Citigroup, Inc.
1.30% due 11/15/16	3,824,000	3,824,750
Huntington National Bank
1.30% due 11/20/16	3,745,000	3,747,318
Wachovia Corp.
5.63% due 10/15/16	3,671,000	3,689,370
MUFG Union Bank North America
1.50% due 09/26/16	3,650,000	3,651,088
Royal Bank of Canada
1.45% due 09/09/16	3,472,000	3,472,247
Bank of New York Mellon Corp.
2.40% due 01/17/17	3,224,000	3,237,576
Simon Property Group, LP
2.80% due 01/30/17	3,195,000	3,203,888
Vesey Street Investment Trust I
4.40% due 09/01/16[1]	3,096,000	3,096,000

	Face Amount	Value
CORPORATE BONDS†† - 63.3% (continued)
Financial - 32.6% (continued)
American Express Co.
5.50% due 09/12/16	$3,019,000	$3,021,307
Total Financial		158,752,418
Consumer, Non-cyclical - 9.1%
Coca-Cola Co.
1.80% due 09/01/16	6,956,000	6,956,000
0.75% due 11/01/16	3,272,000	3,272,585
Ecolab, Inc.
3.00% due 12/08/16	5,280,000	5,309,278
Western Union Co.
5.93% due 10/01/16	4,848,000	4,864,507
Stryker Corp.
2.00% due 09/30/16	4,195,000	4,198,587
Amgen, Inc.
2.50% due 11/15/16	4,077,000	4,089,614
Gilead Sciences, Inc.
3.05% due 12/01/16	3,653,000	3,672,825
Kellogg Co.
1.88% due 11/17/16	3,618,000	3,622,725
Becton Dickinson and Co.
1.75% due 11/08/16	2,956,000	2,959,772
Procter & Gamble Co.
0.75% due 11/04/16	2,740,000	2,741,428
Mylan, Inc.
1.35% due 11/29/16	1,711,000	1,713,065
Diageo Capital plc
5.50% due 09/30/16	1,022,000	1,025,158
Total Consumer, Non-cyclical		44,425,544
Industrial - 6.3%
John Deere Capital Corp.
1.85% due 09/15/16	2,781,000	2,781,930
1.05% due 10/11/16	2,594,000	2,595,219
1.05% due 12/15/16	2,290,000	2,292,086
General Electric Co.
3.35% due 10/17/16	3,082,000	3,091,662
5.38% due 10/20/16	2,885,000	2,901,000
3M Co.
1.38% due 09/29/16	4,415,000	4,417,097
Lockheed Martin Corp.
2.13% due 09/15/16	3,226,000	3,226,920
Boeing Co.
3.75% due 11/20/16	3,046,000	3,062,171
Caterpillar Financial Services Corp.
1.00% due 11/25/16	3,016,000	3,018,283
Waste Management, Inc.
2.60% due 09/01/16	2,043,000	2,043,000
L-3 Communications Corp.
3.95% due 11/15/16	1,179,000	1,185,147
CRH America, Inc.
6.00% due 09/30/16	56,000	56,173
Total Industrial		30,670,688
Consumer, Cyclical - 5.9%
Toyota Motor Credit Corp.
2.00% due 09/15/16	6,764,000	6,766,123

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 63.3% (continued)
Consumer, Cyclical - 5.9% (continued)
Ford Motor Credit Company LLC
8.00% due 12/15/16	$6,187,000	$6,308,024
CVS Health Corp.
1.20% due 12/05/16	4,548,000	4,551,033
American Honda Finance Corp.
1.13% due 10/07/16	4,495,000	4,496,551
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	3,894,000	3,938,902
Lowe's Companies, Inc.
5.40% due 10/15/16	2,738,000	2,753,336
Total Consumer, Cyclical		28,813,969
Energy - 3.3%
ConocoPhillips Canada Funding Company I
5.63% due 10/15/16	6,306,000	6,339,655
BP Capital Markets plc
2.25% due 11/01/16	5,122,000	5,132,029
Shell International Finance BV
0.90% due 11/15/16	4,434,000	4,436,461
Total Energy		15,908,145
Communications - 2.3%
Orange S.A.
2.75% due 09/14/16	4,519,000	4,520,925
Walt Disney Co.
5.63% due 09/15/16	4,170,000	4,175,392

	Face	Value
	Amount
CORPORATE BONDS†† - 63.3% (continued)
Communications - 2.3% (continued)
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	$2,663,000	$2,674,451
Total Communications		11,370,768
Utilities - 1.7%
Duke Energy Corp.
2.15% due 11/15/16	3,181,000	3,188,647
Southern Co.
1.95% due 09/01/16	3,036,000	3,036,000
Entergy Corp.
4.70% due 01/15/17	1,897,000	1,914,847
Total Utilities		8,139,494
Technology - 1.5%
Intel Corp.
1.95% due 10/01/16	7,282,000	7,288,306
Basic Materials - 0.6%
EI du Pont de Nemours & Co.
5.25% due 12/15/16	3,094,000	3,129,847
Total Corporate Bonds
(Cost $308,466,173)		308,499,179
U.S. GOVERNMENT SECURITIES†† - 39.6%
United States Treasury Bill
0.00% due 09/22/16[2]	92,531,300	92,520,566
0.00% due 10/20/16[2]	75,329,700	75,307,252
0.00% due 11/17/16[2]	25,000,000	24,986,225
Total U.S. Government Securities
(Cost $192,807,402)		192,814,043
Total Investments - 102.9%
(Cost $501,273,575)		$501,313,222
Other Assets & Liabilities, net - (2.9)%		(14,055,772)
Total Net Assets - 100.0%		$487,257,450

††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	Zero coupon rate security.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$308,499,179	$—	$308,499,179
U.S. Government Securities	—	192,814,043	—	192,814,043
Total	$—	$501,313,222	$—	$501,313,222

Other Information (unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 42.8%
Bank of America Corp.
5.75% due 12/01/17	8,895,000	$9,356,757
6.40% due 08/28/17	6,842,000	7,171,045
6.00% due 09/01/17	4,570,000	4,772,254
3.88% due 03/22/17	3,457,000	3,506,311
5.42% due 03/15/17	3,000,000	3,063,261
1.70% due 08/25/17	2,598,000	2,606,942
5.70% due 05/02/17	1,900,000	1,952,480
Morgan Stanley
5.45% due 01/09/17	6,497,000	6,594,273
4.75% due 03/22/17	5,919,000	6,031,639
5.95% due 12/28/17	5,500,000	5,821,805
6.25% due 08/28/17	3,400,000	3,561,745
5.55% due 04/27/17	3,100,000	3,187,370
Citigroup, Inc.
6.13% due 11/21/17	9,424,000	9,939,249
1.85% due 11/24/17	4,968,000	4,992,130
1.55% due 08/14/17	4,041,000	4,048,302
1.35% due 03/10/17	4,027,000	4,030,540
6.00% due 08/15/17	1,404,000	1,463,292
Wells Fargo & Co.
5.63% due 12/11/17	7,891,000	8,328,381
1.40% due 09/08/17	4,931,000	4,936,227
2.10% due 05/08/17	4,221,000	4,248,534
1.15% due 06/02/17	2,238,000	2,238,533
Royal Bank of Canada
1.20% due 09/19/17	6,996,000	6,998,365
1.20% due 01/23/17	5,078,000	5,084,083
1.25% due 06/16/17	3,031,000	3,035,722
1.40% due 10/13/17	2,347,000	2,351,938
1.00% due 04/27/17	1,500,000	1,500,144
JPMorgan Chase & Co.
2.00% due 08/15/17	7,726,000	7,787,986
1.35% due 02/15/17	7,626,000	7,636,051
6.13% due 06/27/17	1,684,000	1,749,004
Deutsche Bank AG
6.00% due 09/01/17	6,470,000	6,723,559
1.40% due 02/13/17	5,542,000	5,532,313
1.35% due 05/30/17[1]	4,924,000	4,913,108
Bear Stearns Companies LLC
6.40% due 10/02/17	6,699,000	7,058,301
5.55% due 01/22/17	4,367,000	4,439,846
American Express Credit Corp.
2.38% due 03/24/17	5,213,000	5,253,218
1.13% due 06/05/17	4,475,000	4,474,526
1.55% due 09/22/17	958,000	961,463
Bank of Nova Scotia
2.55% due 01/12/17	4,752,000	4,778,022
1.25% due 04/11/17	3,062,000	3,068,044
1.38% due 12/18/17	2,686,000	2,690,147
UBS AG/Stamford CT
5.88% due 12/20/17	5,933,000	6,274,628
1.38% due 08/14/17	4,000,000	4,001,012
Bank of America North America
5.30% due 03/15/17	5,300,000	5,412,889
1.25% due 02/14/17	3,000,000	3,002,256
6.10% due 06/15/17	1,500,000	1,556,420

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 42.8% (continued)
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	$5,300,000	$5,325,541
1.30% due 01/10/17	3,000,000	3,001,839
1.35% due 07/11/17	1,000,000	1,001,228
Bank of Montreal
1.30% due 07/14/17	4,056,000	4,062,153
2.50% due 01/11/17	3,321,000	3,338,957
1.40% due 09/11/17	1,517,000	1,520,201
Cooperatieve Rabobank UA
3.38% due 01/19/17	8,307,000	8,382,643
BNP Paribas S.A.
2.38% due 09/14/17	5,162,000	5,213,914
1.38% due 03/17/17	3,059,000	3,061,536
Credit Suisse AG NY
1.38% due 05/26/17	8,150,000	8,153,480
US Bank North America/Cincinnati OH
1.38% due 09/11/17	4,000,000	4,009,483
1.10% due 01/30/17	3,500,000	3,501,670
International Lease Finance Corp.
8.75% due 03/15/17	5,000,000	5,188,000
8.88% due 09/01/17	2,000,000	2,132,500
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,312,260
BB&T Corp.
1.60% due 08/15/17	3,578,000	3,595,152
2.15% due 03/22/17	1,344,000	1,351,121
1.45% due 01/12/18	1,130,000	1,132,404
Murray Street Investment Trust I
4.65% due 03/09/17[2]	5,710,000	5,798,162
PNC Bank North America
1.13% due 01/27/17	3,300,000	3,302,465
4.88% due 09/21/17	2,014,000	2,083,900
5.25% due 01/15/17	300,000	304,416
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	5,193,000	5,215,278
Wachovia Corp.
5.75% due 06/15/17	5,013,000	5,189,854
Capital One Bank USA North America
1.20% due 02/13/17	3,000,000	3,000,534
1.30% due 06/05/17	2,000,000	2,000,796
American Express Co.
6.15% due 08/28/17	4,432,000	4,642,795
HSBC USA, Inc.
1.50% due 11/13/17	3,100,000	3,096,379
1.30% due 06/23/17	1,500,000	1,499,159
Visa, Inc.
1.20% due 12/14/17	4,500,000	4,510,710
Wells Fargo Bank North America
6.00% due 11/15/17	4,270,000	4,501,793
Santander UK plc
1.38% due 03/13/17	4,209,000	4,209,257

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 42.8% (continued)
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	$2,600,000	$2,601,414
1.40% due 07/25/17	915,000	917,367
Branch Banking & Trust Co.
1.00% due 04/03/17	2,757,000	2,757,104
1.35% due 10/01/17	715,000	716,222
Air Lease Corp.
5.63% due 04/01/17	3,026,000	3,093,571
US Bancorp
1.65% due 05/15/17	2,947,000	2,958,431
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	2,890,000	2,900,838
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	2,747,000	2,819,625
American Express Bank FSB
6.00% due 09/13/17	2,650,000	2,780,701
Toronto-Dominion Bank
1.13% due 05/02/17	2,680,000	2,680,611
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,626,382
American Express Centurion Bank
6.00% due 09/13/17	2,500,000	2,623,303
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,504,335
Citizens Bank North America/Providence RI
1.60% due 12/04/17	2,500,000	2,496,085
Berkshire Hathaway, Inc.
1.90% due 01/31/17	2,333,000	2,342,614
Eksportfinans ASA
5.50% due 06/26/17	2,230,000	2,294,090
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,003,534
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,900,977
MetLife, Inc.
1.76% due 12/15/17	1,784,000	1,792,852
Bank of New York Mellon Corp.
1.30% due 01/25/18	906,000	908,750
1.97% due 06/20/17[2]	796,000	802,374
Capital One North America/Mclean VA
1.50% due 09/05/17	1,500,000	1,501,349
Chubb INA Holdings, Inc.
5.70% due 02/15/17	1,444,000	1,472,564
Private Export Funding Corp.
1.38% due 02/15/17	1,365,000	1,369,846
Capital One Financial Corp.
6.75% due 09/15/17	1,271,000	1,338,047
Aflac, Inc.
2.65% due 02/15/17	1,294,000	1,303,327
Huntington National Bank
1.38% due 04/24/17	1,300,000	1,302,074

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 42.8% (continued)
PNC Financial Services Group, Inc.
5.63% due 02/01/17	$1,247,000	$1,269,507
ORIX Corp.
3.75% due 03/09/17	1,209,000	1,223,167
E*TRADE Financial Corp.
5.38% due 11/15/22	1,123,000	1,211,436
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	1,130,000	1,132,502
MUFG Union Bank North America
2.13% due 06/16/17	1,100,000	1,108,713
BlackRock, Inc.
6.25% due 09/15/17	1,051,000	1,106,538
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,040,473
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17[1]	1,000,000	1,001,843
Lloyds Bank plc
4.20% due 03/28/17	983,000	999,568
JPMorgan Chase Bank North America
6.00% due 07/05/17	959,000	996,579
Simon Property Group, LP
2.15% due 09/15/17	981,000	988,696
Comerica Bank
5.20% due 08/22/17	900,000	932,621
HCP, Inc.
6.00% due 01/30/17	897,000	912,481
Synchrony Financial
1.88% due 08/15/17	904,000	906,171
Prudential Financial, Inc.
6.00% due 12/01/17	843,000	890,415
ERP Operating, LP
5.75% due 06/15/17	668,000	691,150
Fifth Third Bancorp
5.45% due 01/15/17	650,000	661,455
Total Financial		399,655,397
Consumer, Non-cyclical - 14.5%
AbbVie, Inc.
1.75% due 11/06/17	10,844,000	10,896,843
Amgen, Inc.
2.13% due 05/15/17	4,300,000	4,329,811
1.25% due 05/22/17	3,546,000	3,550,376
5.85% due 06/01/17	2,104,000	2,177,131
UnitedHealth Group, Inc.
1.40% due 12/15/17	3,643,000	3,659,128
1.40% due 10/15/17	2,770,000	2,780,556
1.45% due 07/17/17	2,293,000	2,302,589
Philip Morris International, Inc.
1.13% due 08/21/17	2,946,000	2,948,581
1.25% due 11/09/17	2,451,000	2,457,061
1.25% due 08/11/17	1,400,000	1,402,705
1.63% due 03/20/17	807,000	809,992

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 14.5% (continued)
PepsiCo, Inc.
1.25% due 08/13/17	$3,609,000	$3,623,219
0.95% due 02/22/17	3,137,000	3,139,450
1.13% due 07/17/17	600,000	601,287
Pfizer, Inc.
1.10% due 05/15/17	3,522,000	3,525,202
0.90% due 01/15/17	1,847,000	1,847,962
6.05% due 03/30/17	1,147,000	1,181,265
AstraZeneca plc
5.90% due 09/15/17	6,049,000	6,342,848
Diageo Capital plc
5.75% due 10/23/17	3,314,000	3,482,782
1.50% due 05/11/17	2,419,000	2,428,487
GlaxoSmithKline Capital plc
1.50% due 05/08/17	5,511,000	5,531,705
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	5,110,000	5,122,203
McKesson Corp.
5.70% due 03/01/17	2,357,000	2,411,181
1.29% due 03/10/17	2,151,000	2,154,411
Johnson & Johnson
1.13% due 11/21/17	2,363,000	2,369,666
5.55% due 08/15/17	2,096,000	2,189,308
Actavis Funding SCS
1.85% due 03/01/17	2,567,000	2,574,062
1.30% due 06/15/17	1,350,000	1,346,697
General Mills, Inc.
5.70% due 02/15/17	2,811,000	2,869,530
1.40% due 10/20/17	904,000	907,712
Actavis, Inc.
1.88% due 10/01/17	3,492,000	3,508,632
Becton Dickinson and Co.
1.80% due 12/15/17	3,443,000	3,464,412
Covidien International Finance S.A.
6.00% due 10/15/17	2,959,000	3,116,996
Coca-Cola Co.
0.88% due 10/27/17	2,890,000	2,888,512
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/17	2,689,000	2,691,474
Ecolab, Inc.
1.45% due 12/08/17	2,450,000	2,457,754
Kraft Heinz Foods Co.
2.25% due 06/05/17	2,378,000	2,396,125
Kimberly-Clark Corp.
6.13% due 08/01/17	2,216,000	2,319,622
Thermo Fisher Scientific, Inc.
1.30% due 02/01/17	2,280,000	2,282,020
Express Scripts Holding Co.
1.25% due 06/02/17	2,146,000	2,148,376
Eli Lilly & Co.
5.20% due 03/15/17	1,865,000	1,907,466
Aetna, Inc.
1.50% due 11/15/17	1,784,000	1,788,471

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Laboratory Corporation of America Holdings
2.20% due 08/23/17	$1,617,000	$1,632,332
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,603,000	1,601,989
Kroger Co.
6.40% due 08/15/17	1,297,000	1,360,318
Zimmer Biomet Holdings, Inc.
1.45% due 04/01/17	1,265,000	1,266,113
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,249,123
AmerisourceBergen Corp.
1.15% due 05/15/17	1,147,000	1,147,423
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,063,000	1,077,861
Anthem, Inc.
5.88% due 06/15/17	960,000	994,207
Wyeth LLC
5.45% due 04/01/17	904,000	926,949
Western Union Co.
2.88% due 12/10/17	904,000	916,565
Celgene Corp.
1.90% due 08/15/17	904,000	910,226
Total Consumer, Non-cyclical		135,016,716
Energy - 9.0%
Chevron Corp.
1.10% due 12/05/17	6,896,000	6,907,205
1.35% due 11/15/17	4,243,000	4,257,880
1.34% due 11/09/17	2,000,000	2,007,184
Total Capital International S.A.
1.55% due 06/28/17	4,682,000	4,700,677
1.50% due 02/17/17	3,419,000	3,427,103
1.00% due 01/10/17	437,000	437,004
BP Capital Markets plc
1.85% due 05/05/17	3,940,000	3,957,635
1.38% due 11/06/17	3,400,000	3,405,661
Anadarko Petroleum Corp.
6.38% due 09/15/17	5,305,000	5,550,829
Shell International Finance BV
5.20% due 03/22/17	3,071,000	3,140,755
1.13% due 08/21/17	2,377,000	2,378,248
Exxon Mobil Corp.
0.92% due 03/15/17	4,942,000	4,946,947
Canadian Natural Resources Ltd.
5.70% due 05/15/17	4,232,000	4,358,558
Phillips 66
2.95% due 05/01/17	4,083,000	4,130,991
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	3,650,000	3,656,650
ConocoPhillips Co.
1.05% due 12/15/17	3,226,000	3,210,441
TransCanada PipeLines Ltd.
1.63% due 11/09/17	2,824,000	2,832,203

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Energy - 9.0% (continued)
Kinder Morgan, Inc.
7.00% due 06/15/17	$1,784,000	$1,852,092
2.00% due 12/01/17	883,000	884,240
Cimarex Energy Co.
5.88% due 05/01/22	2,257,000	2,353,988
Enterprise Products Operating LLC
6.30% due 09/15/17	2,101,000	2,204,434
Transocean, Inc.
3.75% due 10/15/17	1,836,000	1,840,590
Kinder Morgan Energy Partners, LP
6.00% due 02/01/17	1,654,000	1,682,828
Valero Energy Corp.
6.13% due 06/15/17	1,546,000	1,603,156
Murphy Oil Corp.
3.50% due 12/01/17	1,488,000	1,512,775
DCP Midstream Operating, LP
2.50% due 12/01/17	1,478,000	1,476,153
Marathon Oil Corp.
6.00% due 10/01/17	1,354,000	1,400,323
Williams Partners Limited Partnership / Williams Partners Finance Corp.
7.25% due 02/01/17	1,285,000	1,313,896
EOG Resources, Inc.
5.88% due 09/15/17	1,160,000	1,214,891
National Oilwell Varco, Inc.
1.35% due 12/01/17	707,000	702,084
Regency Energy Partners LP / Regency Energy Finance Corp.
6.50% due 07/15/21	395,000	407,849
Total Energy		83,755,270
Communications - 8.6%
AT&T, Inc.
1.70% due 06/01/17	4,504,000	4,521,247
2.40% due 03/15/17	3,421,000	3,447,721
1.40% due 12/01/17	3,276,000	3,280,799
1.60% due 02/15/17	3,040,000	3,049,467
Vodafone Group plc
5.63% due 02/27/17	4,015,000	4,100,705
1.63% due 03/20/17	2,603,000	2,609,153
1.25% due 09/26/17	2,432,000	2,432,311
Cisco Systems, Inc.
1.10% due 03/03/17	6,246,000	6,255,893
3.15% due 03/14/17	2,486,000	2,517,232
Verizon Communications, Inc.
1.35% due 06/09/17	4,050,000	4,059,432
1.10% due 11/01/17	2,566,000	2,564,663
Walt Disney Co.
1.10% due 12/01/17	3,551,000	3,552,507
1.13% due 02/15/17[1]	2,593,000	2,596,127
0.88% due 05/30/17	168,000	168,038
Comcast Corp.
6.30% due 11/15/17	3,207,000	3,405,379
6.50% due 01/15/17	1,954,000	1,993,236
Time Warner Cable, Inc.
5.85% due 05/01/17	5,135,000	5,284,994

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 8.6% (continued)
Viacom, Inc.
3.50% due 04/01/17	$2,580,000	$2,611,104
6.13% due 10/05/17	526,000	551,868
Amazon.com, Inc.
1.20% due 11/29/17	2,973,000	2,978,902
Thomson Reuters Corp.
1.30% due 02/23/17	2,149,000	2,152,520
1.65% due 09/29/17	613,000	615,572
Telefonica Emisiones SAU
6.22% due 07/03/17	2,450,000	2,546,589
eBay, Inc.
1.35% due 07/15/17	2,377,000	2,381,107
Symantec Corp.
2.75% due 06/15/17	1,893,000	1,902,757
Time Warner Companies, Inc.
7.25% due 10/15/17	1,520,000	1,618,874
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,517,000	1,520,909
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,301,118
Comcast Cable Communications LLC
8.88% due 05/01/17	1,212,000	1,274,786
Qwest Corp.
6.50% due 06/01/17	1,200,000	1,242,000
America Movil SAB de CV
5.63% due 11/15/17	1,031,000	1,082,678
CC Holdings GS V LLC / Crown Castle GS III Corp.
2.38% due 12/15/17	909,000	917,626
Total Communications		80,537,314
Industrial - 8.1%
General Electric Co.
5.25% due 12/06/17	10,616,000	11,170,974
5.63% due 09/15/17	7,628,000	7,990,003
2.30% due 04/27/17	5,784,000	5,833,285
5.40% due 02/15/17	3,656,000	3,716,090
1.60% due 11/20/17	3,645,000	3,667,985
2.90% due 01/09/17	2,979,000	3,000,264
1.25% due 05/15/17	1,615,000	1,617,944
John Deere Capital Corp.
1.40% due 03/15/17	1,740,000	1,744,877
1.55% due 12/15/17	1,690,000	1,701,374
2.80% due 09/18/17	1,609,000	1,638,821
1.20% due 10/10/17	1,333,000	1,335,610
1.13% due 06/12/17	1,165,000	1,166,333
2.00% due 01/13/17	877,000	880,598
Caterpillar Financial Services Corp.
1.25% due 11/06/17	2,603,000	2,604,671
1.63% due 06/01/17	2,416,000	2,428,633
1.00% due 03/03/17	1,219,000	1,220,145
1.25% due 08/18/17	877,000	879,197
United Technologies Corp.
1.80% due 06/01/17	3,557,000	3,578,844
5.38% due 12/15/17	3,086,000	3,256,773

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 8.1% (continued)
Eaton Corp.
1.50% due 11/02/17	$2,566,000	$2,575,797
General Dynamics Corp.
1.00% due 11/15/17	2,451,000	2,450,299
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	1,942,000	2,000,790
Caterpillar, Inc.
1.50% due 06/26/17	1,834,000	1,839,992
Illinois Tool Works, Inc.
0.90% due 02/25/17	1,734,000	1,734,669
Tyco Electronics Group S.A.
6.55% due 10/01/17	1,590,000	1,677,642
3M Co.
1.00% due 06/26/17	1,444,000	1,445,048
Norfolk Southern Corp.
7.70% due 05/15/17	1,286,000	1,344,212
ABB Finance USA, Inc.
1.63% due 05/08/17	1,310,000	1,315,664
Total Industrial		75,816,534
Consumer, Cyclical - 7.8%
Ford Motor Credit Company LLC
3.00% due 06/12/17	4,250,000	4,302,296
6.63% due 08/15/17	3,550,000	3,720,340
1.72% due 12/06/17	3,700,000	3,707,315
4.25% due 02/03/17	3,000,000	3,035,829
1.68% due 09/08/17	3,000,000	3,004,575
1.50% due 01/17/17	2,250,000	2,253,575
1.46% due 03/27/17	1,200,000	1,201,303
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,441,000	4,453,475
2.05% due 01/12/17	3,102,000	3,113,772
1.75% due 05/22/17	2,730,000	2,743,017
1.13% due 05/16/17	1,904,000	1,906,987
General Motors Financial Company, Inc.
4.75% due 08/15/17	3,788,000	3,903,492
2.63% due 07/10/17	2,064,000	2,084,093
3.00% due 09/25/17	1,711,000	1,734,518
Costco Wholesale Corp.
1.13% due 12/15/17	4,689,000	4,701,725
5.50% due 03/15/17	2,233,000	2,287,345
American Honda Finance Corp.
1.55% due 12/11/17	4,233,000	4,263,270
1.20% due 07/14/17	719,000	720,589
0.95% due 05/05/17	622,000	622,126
Wal-Mart Stores, Inc.
5.38% due 04/05/17	2,893,000	2,968,470
1.00% due 04/21/17	1,840,000	1,840,937
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	3,421,000	3,442,272
McDonald's Corp.
5.80% due 10/15/17	2,197,000	2,309,302
Lowe's Companies, Inc.
1.63% due 04/15/17	1,904,000	1,911,210
Target Corp.
5.38% due 05/01/17	1,800,000	1,852,121

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 7.8% (continued)
Dollar General Corp.
4.13% due 07/15/17	$1,397,000	$1,430,874
PACCAR Financial Corp.
1.60% due 03/15/17	1,044,000	1,048,013
Staples, Inc.
2.75% due 01/12/18	1,030,000	1,042,422
Carnival Corp.
1.88% due 12/15/17	981,000	988,343
Total Consumer, Cyclical		72,593,606
Technology - 4.6%
International Business Machines Corp.
5.70% due 09/14/17	7,471,000	7,831,371
1.25% due 02/06/17	1,900,000	1,904,473
Intel Corp.
1.35% due 12/15/17	7,813,000	7,849,502
Apple, Inc.
1.05% due 05/05/17	5,231,000	5,238,344
0.90% due 05/12/17	919,000	919,980
Oracle Corp.
1.20% due 10/15/17	5,873,000	5,891,277
Xerox Corp.
2.95% due 03/15/17	2,442,000	2,459,101
6.75% due 02/01/17	1,746,000	1,782,502
NetApp, Inc.
2.00% due 12/15/17	2,778,000	2,792,579
Microsoft Corp.
0.88% due 11/15/17	2,486,000	2,487,322
Altera Corp.
1.75% due 05/15/17	2,081,000	2,095,604
Intuit, Inc.
5.75% due 03/15/17	1,198,000	1,227,199
Fidelity National Information Services, Inc.
5.00% due 03/15/22	229,000	236,906
Total Technology		42,716,160
Utilities - 2.0%
Exelon Generation Company LLC
6.20% due 10/01/17	2,929,000	3,070,083
Duke Energy Corp.
1.63% due 08/15/17	2,447,000	2,458,202
American Electric Power Company, Inc.
1.65% due 12/15/17	2,066,000	2,070,998
Sempra Energy
2.30% due 04/01/17	2,040,000	2,054,180
NextEra Energy Capital Holdings, Inc.
2.06% due 09/01/17	1,872,000	1,887,347
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,657,000	1,745,915
Virginia Electric & Power Co.
5.95% due 09/15/17	1,484,000	1,556,085
Southern Power Co.
1.85% due 12/01/17	1,500,000	1,510,607

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Utilities - 2.0% (continued)
Exelon Corp.
1.55% due 06/09/17	$1,465,000	$1,468,106
American Water Capital Corp.
6.09% due 10/15/17	442,000	464,535
Total Utilities		18,286,058
Basic Materials - 1.7%
Freeport-McMoRan, Inc.
2.15% due 03/01/17	1,884,000	1,886,356
2.30% due 11/14/17	1,790,000	1,767,625
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	2,662,000	2,724,783
Sherwin-Williams Co.
1.35% due 12/15/17	2,422,000	2,425,335
Alcoa, Inc.
5.55% due 02/01/17	2,151,000	2,189,180
Nucor Corp.
5.75% due 12/01/17	1,620,000	1,691,071

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Basic Materials - 1.7% (continued)
Monsanto Co.
1.15% due 06/30/17	$1,376,000	$1,374,832
Eastman Chemical Co.
2.40% due 06/01/17	1,179,000	1,189,027
Rio Tinto Finance USA plc
1.63% due 08/21/17	1,000,000	1,003,411
Total Basic Materials		16,251,620
Total Corporate Bonds
(Cost $921,708,686)		924,628,675

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.3326%	2,265,730	2,265,730
Total Securities Lending Collateral
(Cost $2,265,730)		2,265,730
Total Investments - 99.3%
(Cost $923,974,416)		$926,894,405
Other Assets & Liabilities, net - 0.7%		6,369,619
Total Net Assets - 100.0%		$933,264,024

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 4 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$924,628,675	$—	$924,628,675
Securities Lending Collateral	2,265,730	—	—	2,265,730
Total	$2,265,730	$924,628,675	$—	$926,894,405

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 43.8%
Bank of America Corp.
6.88% due 04/25/18	12,583,000	$13,645,887
5.65% due 05/01/18	8,575,000	9,131,775
2.00% due 01/11/18	6,748,000	6,792,253
6.88% due 11/15/18	2,173,000	2,410,672
1.95% due 05/12/18	1,435,000	1,446,256
6.50% due 07/15/18	943,000	1,028,614
Citigroup, Inc.
1.80% due 02/05/18	5,204,000	5,225,763
2.50% due 09/26/18	4,736,000	4,822,645
1.70% due 04/27/18	4,600,000	4,607,452
1.75% due 05/01/18	3,879,000	3,886,583
2.15% due 07/30/18	3,805,000	3,843,689
2.05% due 12/07/18	3,400,000	3,426,799
6.13% due 05/15/18	3,000,000	3,220,692
Goldman Sachs Group, Inc.
6.15% due 04/01/18	8,509,000	9,117,036
5.95% due 01/18/18	6,294,000	6,673,151
2.38% due 01/22/18	6,310,000	6,394,030
2.90% due 07/19/18	6,148,000	6,307,528
JPMorgan Chase & Co.
6.00% due 01/15/18	11,297,000	11,993,517
1.63% due 05/15/18	4,832,000	4,855,513
1.70% due 03/01/18	4,416,000	4,437,917
1.80% due 01/25/18	2,745,000	2,764,012
Royal Bank of Canada
2.00% due 10/01/18	5,778,000	5,849,930
2.20% due 07/27/18	5,208,000	5,289,427
2.00% due 12/10/18	3,805,000	3,849,667
1.80% due 07/30/18	2,700,000	2,722,388
1.50% due 01/16/18	2,359,000	2,364,709
Morgan Stanley
6.63% due 04/01/18	7,900,000	8,522,117
2.13% due 04/25/18	4,918,000	4,970,244
1.88% due 01/05/18	3,788,000	3,808,830
2.20% due 12/07/18	1,887,000	1,910,367
Credit Suisse AG NY
1.70% due 04/27/18	6,000,000	6,005,766
1.75% due 01/29/18	5,500,000	5,508,239
6.00% due 02/15/18	2,372,000	2,498,575
Toronto-Dominion Bank
1.63% due 03/13/18	3,316,000	3,336,145
1.40% due 04/30/18	3,185,000	3,191,491
2.63% due 09/10/18	2,696,000	2,759,733
1.75% due 07/23/18	2,383,000	2,401,147
HSBC USA, Inc.
2.00% due 08/07/18	3,500,000	3,521,924
2.63% due 09/24/18	2,700,000	2,747,663
1.63% due 01/16/18	2,600,000	2,601,336
1.70% due 03/05/18	1,000,000	1,001,505
Lloyds Bank plc
1.75% due 05/14/18	4,000,000	3,999,087
2.30% due 11/27/18	2,600,000	2,630,399
1.75% due 03/16/18	1,500,000	1,500,755
2.00% due 08/17/18	1,000,000	1,005,169

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 43.8% (continued)
Bank of Montreal
2.38% due 01/25/19	$3,320,000	$3,389,846
1.40% due 04/10/18	2,224,000	2,226,847
1.80% due 07/31/18	1,800,000	1,815,230
1.45% due 04/09/18	1,428,000	1,431,800
Bear Stearns Companies LLC
7.25% due 02/01/18	6,149,000	6,641,972
4.65% due 07/02/18	1,794,000	1,894,991
Bank of Nova Scotia
2.05% due 10/30/18	3,689,000	3,735,433
1.45% due 04/25/18	2,844,000	2,851,929
1.70% due 06/11/18	1,900,000	1,911,622
PNC Bank North America
2.20% due 01/28/19	3,350,000	3,411,764
1.80% due 11/05/18	3,000,000	3,030,258
1.85% due 07/20/18	2,000,000	2,019,112
American Express Co.
7.00% due 03/19/18	5,229,000	5,670,928
1.55% due 05/22/18	2,124,000	2,130,631
American Express Credit Corp.
1.80% due 07/31/18	3,500,000	3,531,066
2.13% due 07/27/18	3,126,000	3,179,036
1.88% due 11/05/18	1,000,000	1,010,185
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,508,608
2.35% due 08/17/18	1,654,000	1,677,431
1.50% due 03/22/18	1,250,000	1,247,321
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,291,000	3,525,626
2.00% due 08/15/18	2,124,000	2,162,788
1.30% due 05/15/18	1,652,000	1,657,324
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,421,243
2.50% due 07/19/18	2,100,000	2,132,846
1.50% due 01/18/18	915,000	914,026
1.75% due 01/16/18	435,000	436,489
Bank of America North America
1.75% due 06/05/18	3,800,000	3,828,242
2.05% due 12/07/18	2,900,000	2,942,502
American International Group, Inc.
5.85% due 01/16/18	5,976,000	6,323,511
BNP Paribas S.A.
2.40% due 12/12/18	4,264,000	4,331,908
2.70% due 08/20/18	1,848,000	1,890,456
Bank of New York Mellon Corp.
2.10% due 01/15/19	2,911,000	2,963,223
2.10% due 08/01/18	1,415,000	1,440,324
1.60% due 05/22/18	1,000,000	1,007,486
1.35% due 03/06/18	471,000	472,185
Wachovia Corp.
5.75% due 02/01/18	5,124,000	5,443,389
Wells Fargo & Co.
1.50% due 01/16/18	5,118,000	5,139,071

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 43.8% (continued)
Deutsche Bank AG
1.88% due 02/13/18	$4,396,000	$4,375,897
Wells Fargo Bank North America
1.65% due 01/22/18	4,300,000	4,326,449
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,180,000	2,589,092
5.45% due 02/01/18	1,622,000	1,719,810
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,193,390
Discover Bank/Greenwood DE
2.60% due 11/13/18	3,500,000	3,554,289
State Street Corp.
4.96% due 03/15/18	1,904,000	1,993,800
1.35% due 05/15/18	1,330,000	1,335,254
Santander UK plc
3.05% due 08/23/18	3,222,000	3,302,772
International Lease Finance Corp.
3.88% due 04/15/18	3,000,000	3,082,499
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	2,500,000	2,546,795
1.45% due 03/07/18	500,000	500,943
UBS AG
5.75% due 04/25/18	2,500,000	2,669,718
Simon Property Group, LP
2.20% due 02/01/19	2,600,000	2,651,698
MetLife, Inc.
6.82% due 08/15/18	2,362,000	2,606,833
KeyCorp
2.30% due 12/13/18	2,509,000	2,550,802
American Tower Corp.
4.50% due 01/15/18	2,450,000	2,547,664
Air Lease Corp.
3.38% due 01/15/19[1]	1,450,000	1,491,688
2.13% due 01/15/18	956,000	959,327
HCP, Inc.
6.70% due 01/30/18	2,253,000	2,410,201
Cooperatieve Rabobank UA
1.70% due 03/19/18	2,250,000	2,262,276
Fifth Third Bank
1.45% due 02/28/18	2,250,000	2,255,722
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,109,089
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,040,650
Huntington National Bank
2.20% due 11/06/18	2,000,000	2,022,776
Berkshire Hathaway, Inc.
1.55% due 02/09/18	2,000,000	2,015,370
Barclays plc
2.00% due 03/16/18	2,000,000	2,005,050
Jefferies Group LLC
5.13% due 04/13/18	1,885,000	1,969,880

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 43.8% (continued)
Synchrony Financial
2.60% due 01/15/19	$1,930,000	$1,957,585
US Bancorp
1.95% due 11/15/18	1,887,000	1,916,764
KeyBank North America/Cleveland OH
1.65% due 02/01/18	1,650,000	1,657,905
Citizens Bank North America/Providence RI
2.30% due 12/03/18	1,600,000	1,620,206
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,531,940
Ares Capital Corp.
4.88% due 11/30/18	1,428,000	1,495,663
Voya Financial, Inc.
2.90% due 02/15/18	1,379,000	1,406,934
Chubb Corp.
5.75% due 05/15/18	1,280,000	1,376,604
BB&T Corp.
2.05% due 06/19/18	1,345,000	1,362,220
Fifth Third Bancorp
4.50% due 06/01/18	1,285,000	1,348,595
SunTrust Banks, Inc.
2.35% due 11/01/18	1,316,000	1,338,654
Discover Bank
2.00% due 02/21/18	1,300,000	1,305,854
Boston Properties, LP
3.70% due 11/15/18	1,229,000	1,283,903
Regions Bank
7.50% due 05/15/18	1,056,000	1,153,700
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,130,000	1,137,201
Capital One Bank USA North America
2.15% due 11/21/18	1,100,000	1,109,543
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,104,330
National Bank of Canada
2.10% due 12/14/18	1,000,000	1,012,220
Regions Bank/Birmingham AL
2.25% due 09/14/18	1,000,000	1,006,173
Santander Holdings USA, Inc.
3.45% due 08/27/18	808,000	828,283
Private Export Funding Corp.
1.88% due 07/15/18	696,000	707,586
Royal Bank of Scotland N.V.
4.65% due 06/04/18	658,000	676,904
Travelers Companies, Inc.
5.80% due 05/15/18	518,000	556,801
Fifth Third Bank/Cincinnati OH
2.15% due 08/20/18	545,000	552,331
Societe Generale S.A.
2.63% due 10/01/18	500,000	510,759
Associates Corporation of North America
6.95% due 11/01/18	400,000	443,540

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 43.8% (continued)
Charles Schwab Corp.
1.50% due 03/10/18	$214,000	$214,944
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	72,000	76,854
Total Financial		406,160,776
Consumer, Non-cyclical - 15.1%
AbbVie, Inc.
1.80% due 05/14/18	6,788,000	6,827,166
2.00% due 11/06/18	3,466,000	3,503,305
PepsiCo, Inc.
5.00% due 06/01/18	4,782,000	5,105,016
7.90% due 11/01/18	2,747,000	3,141,983
2.25% due 01/07/19	1,004,000	1,028,870
1.25% due 04/30/18	976,000	979,937
Coca-Cola Co.
1.65% due 11/01/18	4,264,000	4,318,272
1.15% due 04/01/18	2,273,000	2,277,757
1.65% due 03/14/18	1,389,000	1,403,798
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	6,596,000	7,086,009
Actavis Funding SCS
2.35% due 03/12/18	6,676,000	6,756,452
UnitedHealth Group, Inc.
1.90% due 07/16/18	3,400,000	3,443,741
6.00% due 02/15/18	2,646,000	2,827,664
Medtronic, Inc.
1.38% due 04/01/18	3,696,000	3,710,681
1.50% due 03/15/18	2,000,000	2,012,346
Philip Morris International, Inc.
5.65% due 05/16/18	5,259,000	5,654,309
Merck & Company, Inc.
1.10% due 01/31/18	2,994,000	3,000,449
1.30% due 05/18/18	2,000,000	2,012,406
Pfizer, Inc.
1.20% due 06/01/18	2,700,000	2,704,614
1.50% due 06/15/18	1,900,000	1,916,899
Celgene Corp.
2.13% due 08/15/18	3,318,000	3,359,750
Johnson & Johnson
1.65% due 12/05/18	1,900,000	1,926,857
5.15% due 07/15/18	1,280,000	1,380,982
Kraft Heinz Foods Co.
6.13% due 08/23/18	2,795,000	3,047,973
Anthem, Inc.
2.30% due 07/15/18	1,602,000	1,626,567
1.88% due 01/15/18	1,281,000	1,288,747
Sanofi
1.25% due 04/10/18	2,894,000	2,901,293
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,333,000	2,525,986
AstraZeneca plc
1.75% due 11/16/18	2,456,000	2,480,646
Reynolds American, Inc.
2.30% due 06/12/18	2,380,000	2,418,451

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 15.1% (continued)
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	$2,398,000	$2,415,537
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	2,300,000	2,343,456
Eli Lilly & Co.
1.25% due 03/01/18	2,323,000	2,330,499
Aetna, Inc.
1.70% due 06/07/18	2,300,000	2,315,987
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	1,937,000	1,938,453
Kimberly-Clark Corp.
7.50% due 11/01/18	1,602,000	1,816,700
ConAgra Foods, Inc.
1.90% due 01/25/18	1,802,000	1,815,452
Altria Group, Inc.
9.70% due 11/10/18	1,528,000	1,798,095
Gilead Sciences, Inc.
1.85% due 09/04/18	1,721,000	1,744,466
Procter & Gamble Co.
1.60% due 11/15/18	1,702,000	1,724,444
Boston Scientific Corp.
2.65% due 10/01/18	1,428,000	1,462,479
Zoetis, Inc.
1.88% due 02/01/18	1,428,000	1,431,988
Stryker Corp.
1.30% due 04/01/18	1,428,000	1,429,478
Perrigo Company plc
2.30% due 11/08/18	1,350,000	1,357,906
Mylan, Inc.
2.60% due 06/24/18	1,330,000	1,349,906
Danaher Corp.
1.65% due 09/15/18	1,284,000	1,301,125
CR Bard, Inc.
1.38% due 01/15/18	1,230,000	1,232,625
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,130,000	1,227,270
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,130,000	1,194,391
Sysco Corp.
5.25% due 02/12/18	1,080,000	1,136,947
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,064,000	1,134,164
McKesson Corp.
1.40% due 03/15/18	1,108,000	1,109,203
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,060,000	1,085,847
Humana, Inc.
7.20% due 06/15/18	956,000	1,049,926
Mondelez International, Inc.
6.13% due 02/01/18	981,000	1,041,970
Biogen, Inc.
6.88% due 03/01/18	956,000	1,033,147
St. Jude Medical, Inc.
2.00% due 09/15/18	1,000,000	1,014,834

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 15.1% (continued)
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	$1,006,000	$1,013,198
Pharmacia LLC
6.50% due 12/01/18	850,000	948,025
Diageo Capital plc
1.13% due 04/29/18	943,000	942,765
Amgen, Inc.
6.15% due 06/01/18	858,000	928,891
Total System Services, Inc.
2.38% due 06/01/18	858,000	864,590
Kroger Co.
2.30% due 01/15/19	606,000	618,208
Cardinal Health, Inc.
1.95% due 06/15/18	500,000	505,268
JM Smucker Co.
1.75% due 03/15/18	500,000	502,940
Total Consumer, Non-cyclical		139,829,106
Consumer, Cyclical - 8.5%
Ford Motor Credit Company LLC
5.00% due 05/15/18	4,200,000	4,428,896
2.38% due 01/16/18	2,750,000	2,777,525
2.55% due 10/05/18	2,300,000	2,338,801
2.88% due 10/01/18	2,250,000	2,307,116
2.24% due 06/15/18	2,000,000	2,017,844
2.15% due 01/09/18	1,600,000	1,610,346
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,788,000	3,850,589
1.45% due 01/12/18	2,850,000	2,861,739
1.38% due 01/10/18	2,522,000	2,532,335
1.20% due 04/06/18	2,000,000	2,004,126
1.55% due 07/13/18	1,872,000	1,885,366
Wal-Mart Stores, Inc.
1.95% due 12/15/18	4,617,000	4,714,737
5.80% due 02/15/18	3,585,000	3,834,634
1.13% due 04/11/18	1,752,000	1,758,239
CVS Health Corp.
2.25% due 12/05/18	4,161,000	4,253,374
1.90% due 07/20/18	2,684,000	2,718,959
American Honda Finance Corp.
2.13% due 10/10/18	3,006,000	3,066,388
1.50% due 03/13/18	1,874,000	1,884,524
1.60% due 07/13/18	1,435,000	1,446,451
McDonald's Corp.
5.35% due 03/01/18	2,615,000	2,775,924
2.10% due 12/07/18	1,300,000	1,324,149
Target Corp.
6.00% due 01/15/18	3,700,000	3,944,378
Home Depot, Inc.
2.25% due 09/10/18	3,590,000	3,673,941
General Motors Financial Company, Inc.
2.40% due 04/10/18	1,900,000	1,915,251
3.25% due 05/15/18	1,652,000	1,684,743
General Motors Co.
3.50% due 10/02/18	3,168,000	3,265,378
Walgreens Boots Alliance, Inc.
1.75% due 05/30/18	2,700,000	2,718,290

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 8.5% (continued)
Delphi Corp.
5.00% due 02/15/23	$1,609,000	$1,711,574
Nordstrom, Inc.
6.25% due 01/15/18	1,160,000	1,236,300
Best Buy Company, Inc.
5.00% due 08/01/18	1,006,000	1,063,936
Marriott International, Inc.
3.00% due 03/01/19	755,000	777,803
PACCAR Financial Corp.
1.45% due 03/09/18	471,000	473,667
Total Consumer, Cyclical		78,857,323
Energy - 7.8%
Chevron Corp.
1.72% due 06/24/18	4,782,000	4,834,005
1.37% due 03/02/18	4,016,000	4,029,116
1.79% due 11/16/18	2,383,000	2,413,471
Shell International Finance BV
1.90% due 08/10/18	4,776,000	4,842,875
2.00% due 11/15/18	3,217,000	3,268,903
1.63% due 11/10/18	1,810,000	1,821,343
BP Capital Markets plc
1.38% due 05/10/18	2,701,000	2,707,720
1.67% due 02/13/18	2,359,000	2,373,720
2.24% due 09/26/18	2,015,000	2,054,091
Exxon Mobil Corp.
1.31% due 03/06/18	3,844,000	3,856,485
1.44% due 03/01/18	2,300,000	2,313,855
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,705,000	2,952,055
1.88% due 01/12/18	815,000	819,466
Energy Transfer Partners, LP
2.50% due 06/15/18	1,484,000	1,498,901
6.70% due 07/01/18	1,369,000	1,468,194
Total Capital S.A.
2.13% due 08/10/18	2,844,000	2,892,126
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,093,000	2,207,681
Suncor Energy, Inc.
6.10% due 06/01/18	2,050,000	2,203,092
Nabors Industries, Inc.
6.15% due 02/15/18	2,074,000	2,150,541
Transocean, Inc.
6.00% due 03/15/18[1]	1,947,000	1,959,169
Total Capital Canada Ltd.
1.45% due 01/15/18	1,950,000	1,959,019
Marathon Oil Corp.
5.90% due 03/15/18	1,849,000	1,925,349
ConocoPhillips Co.
1.50% due 05/15/18	1,656,000	1,657,159
Petro-Canada
6.05% due 05/15/18	1,352,000	1,448,677
Marathon Petroleum Corp.
2.70% due 12/14/18	1,374,000	1,407,788
Petroleos Mexicanos
5.75% due 03/01/18	1,310,000	1,380,085

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Energy - 7.8% (continued)
Canadian Natural Resources Ltd.
1.75% due 01/15/18	$1,384,000	$1,379,383
ConocoPhillips
5.20% due 05/15/18	1,144,000	1,214,840
Enterprise Products Operating LLC
1.65% due 05/07/18	1,136,000	1,138,419
Occidental Petroleum Corp.
1.50% due 02/15/18	1,108,000	1,112,517
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
6.50% due 05/01/18	1,025,000	1,094,610
Equities Corp.
6.50% due 04/01/18	956,000	1,004,244
Spectra Energy Partners, LP
2.95% due 09/25/18	956,000	974,175
Spectra Energy Capital LLC
6.20% due 04/15/18	858,000	912,170
Devon Energy Corp.
2.25% due 12/15/18	500,000	505,735
Baker Hughes, Inc.
7.50% due 11/15/18	300,000	336,524
Southwestern Energy Co.
7.50% due 02/01/18	239,000	252,444
Total Energy		72,369,947
Communications - 7.0%
AT&T, Inc.
5.50% due 02/01/18	5,799,000	6,130,181
2.38% due 11/27/18	3,888,000	3,970,655
5.60% due 05/15/18	2,745,000	2,940,156
1.75% due 01/15/18	1,503,000	1,511,964
Verizon Communications, Inc.
3.65% due 09/14/18	5,904,000	6,179,398
5.50% due 02/15/18	1,730,000	1,835,623
6.10% due 04/15/18	1,416,000	1,524,963
Cisco Systems, Inc.
1.65% due 06/15/18	3,672,000	3,712,539
1.40% due 02/28/18	2,500,000	2,513,485
Time Warner Cable, Inc.
6.75% due 07/01/18	4,657,000	5,078,407
Comcast Corp.
5.70% due 05/15/18	2,428,000	2,616,046
5.88% due 02/15/18	2,074,000	2,216,011
Rogers Communications, Inc.
6.80% due 08/15/18	3,988,000	4,383,358
Vodafone Group plc
4.63% due 07/15/18	2,124,000	2,245,278
1.50% due 02/19/18	2,123,000	2,123,856
British Telecommunications plc
5.95% due 01/15/18	2,481,000	2,637,303
Telefonica Emisiones SAU
3.19% due 04/27/18	2,300,000	2,360,453
Deutsche Telekom International Finance BV
6.75% due 08/20/18	1,950,000	2,155,411

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 7.0% (continued)
Thomson Reuters Corp.
6.50% due 07/15/18	$1,310,000	$1,427,258
eBay, Inc.
2.50% due 03/09/18	1,400,000	1,422,646
Historic TW, Inc.
6.88% due 06/15/18	1,179,000	1,291,715
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,158,000	1,260,136
Expedia, Inc.
7.46% due 08/15/18[1]	1,030,000	1,138,900
Walt Disney Co.
1.50% due 09/17/18	961,000	969,907
Viacom, Inc.
2.50% due 09/01/18	858,000	868,675
GTE Corp.
6.84% due 04/15/18	471,000	502,998
Total Communications		65,017,322
Industrial - 6.5%
General Electric Co.
5.63% due 05/01/18	8,645,000	9,295,623
1.63% due 04/02/18	3,552,000	3,588,024
John Deere Capital Corp.
1.95% due 12/13/18	3,132,000	3,188,063
5.75% due 09/10/18	2,001,000	2,181,968
1.75% due 08/10/18	1,200,000	1,213,345
1.60% due 07/13/18	948,000	955,794
5.35% due 04/03/18	844,000	900,556
1.35% due 01/16/18	500,000	502,510
Caterpillar Financial Services Corp.
5.45% due 04/15/18	2,115,000	2,257,359
7.05% due 10/01/18	1,795,000	2,006,627
1.70% due 06/16/18	948,000	957,213
1.80% due 11/13/18	900,000	912,623
1.50% due 02/23/18	700,000	703,676
Koninklijke Philips N.V.
5.75% due 03/11/18	3,138,000	3,346,586
Caterpillar, Inc.
7.90% due 12/15/18	2,596,000	2,976,885
United Parcel Service, Inc.
5.50% due 01/15/18	2,422,000	2,571,299
Precision Castparts Corp.
1.25% due 01/15/18	2,202,000	2,208,368
Honeywell International, Inc.
5.30% due 03/01/18	1,762,000	1,871,205
Amphenol Corp.
2.55% due 01/30/19	1,786,000	1,829,557
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,627,000	1,799,978
Lockheed Martin Corp.
1.85% due 11/23/18	1,774,000	1,799,088
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,491,000	1,595,328
CRH America, Inc.
8.13% due 07/15/18	1,428,000	1,583,225

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 6.5% (continued)
Roper Technologies, Inc.
2.05% due 10/01/18	$1,552,000	$1,571,048
Northrop Grumman Corp.
1.75% due 06/01/18	1,528,000	1,541,856
Norfolk Southern Corp.
5.75% due 04/01/18	1,382,000	1,478,682
Republic Services, Inc.
3.80% due 05/15/18	1,344,000	1,399,606
CSX Corp.
6.25% due 03/15/18	1,250,000	1,341,015
Waste Management, Inc.
6.10% due 03/15/18	1,130,000	1,215,779
Stanley Black & Decker, Inc.
2.45% due 11/17/18	1,174,000	1,201,967
Harris Corp.
2.00% due 04/27/18	758,000	763,364
Total Industrial		60,758,217
Technology - 5.6%
Apple, Inc.
1.00% due 05/03/18	9,790,000	9,790,774
1.30% due 02/23/18	1,100,000	1,105,827
International Business Machines Corp.
7.63% due 10/15/18	3,650,000	4,129,405
1.13% due 02/06/18	3,400,000	3,408,718
1.25% due 02/08/18	3,000,000	3,014,241
Microsoft Corp.
1.30% due 11/03/18	4,279,000	4,306,903
1.63% due 12/06/18	2,944,000	2,980,217
Oracle Corp.
5.75% due 04/15/18	6,145,000	6,602,090
EMC Corp.
1.88% due 06/01/18	5,304,000	5,291,975
QUALCOMM, Inc.
1.40% due 05/18/18	3,000,000	3,016,698
Xerox Corp.
6.35% due 05/15/18	2,562,000	2,726,122
Seagate HDD Cayman
3.75% due 11/15/18	1,828,000	1,872,558
Altera Corp.
2.50% due 11/15/18	1,280,000	1,318,326
Texas Instruments, Inc.
1.00% due 05/01/18	1,130,000	1,128,713
Maxim Integrated Products, Inc.
2.50% due 11/15/18	858,000	870,596
Fidelity National Information Services, Inc.
2.85% due 10/15/18	400,000	409,993
Total Technology		51,973,156
Utilities - 3.1%
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,808,000	1,936,415
7.13% due 12/01/18	1,552,000	1,751,283
Dominion Resources, Inc.
6.40% due 06/15/18	2,041,000	2,213,082
1.90% due 06/15/18	272,000	273,883

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Utilities - 3.1% (continued)
Southern Co.
1.55% due 07/01/18	$1,100,000	$1,104,951
2.45% due 09/01/18	1,057,000	1,079,181
Georgia Power Co.
1.95% due 12/01/18	2,074,000	2,105,335
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,716,000	1,952,217
Commonwealth Edison Co.
5.80% due 03/15/18	1,663,000	1,779,239
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,428,000	1,527,048
FirstEnergy Corp.
2.75% due 03/15/18	1,480,000	1,495,581
Virginia Electric & Power Co.
5.40% due 04/30/18	1,268,000	1,352,378
Sempra Energy
6.15% due 06/15/18	1,174,000	1,265,166
TransAlta Corp.
6.90% due 05/15/18	1,182,000	1,238,040
PECO Energy Co.
5.35% due 03/01/18	1,130,000	1,197,946
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	956,000	1,054,063
Duke Energy Corp.
2.10% due 06/15/18	1,030,000	1,042,999
Nevada Power Co.
6.50% due 08/01/18	943,000	1,033,080
Northern States Power Co.
5.25% due 03/01/18	928,000	984,238
PacifiCorp
5.65% due 07/15/18	858,000	927,586
Duke Energy Carolinas LLC
7.00% due 11/15/18	825,000	926,369
Duke Energy Florida LLC
5.65% due 06/15/18	858,000	924,573
Total Utilities		29,164,653
Basic Materials - 1.7%
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,227,000	3,501,459
Freeport-McMoRan, Inc.
2.38% due 03/15/18	3,217,000	3,180,809
Alcoa, Inc.
6.75% due 07/15/18	2,720,000	2,946,168
CF Industries, Inc.
6.88% due 05/01/18	1,808,000	1,947,708
International Paper Co.
7.95% due 06/15/18	1,481,000	1,648,599
Nucor Corp.
5.85% due 06/01/18	1,404,000	1,502,788
Goldcorp, Inc.
2.13% due 03/15/18	1,290,000	1,294,061
Total Basic Materials		16,021,592
Total Corporate Bonds
(Cost $914,121,599)		920,152,092

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.3278%	2,906,120	$2,906,120
Total Securities Lending Collateral
(Cost $2,906,120)		2,906,120
Total Investments - 99.4%
(Cost $917,027,719)	$923,058,212
Other Assets & Liabilities, net - 0.6%	5,920,532
Total Net Assets - 100.0%	$928,978,744

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$920,152,092	$—	$920,152,092
Securities Lending Collateral	2,906,120	—	—	2,906,120
Total	$2,906,120	$920,152,092	$—	$923,058,212

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 40.9%
Morgan Stanley
5.63% due 09/23/19	5,900,000	$6,566,080
2.38% due 07/23/19	4,645,000	4,729,404
2.50% due 01/24/19	4,302,000	4,374,510
7.30% due 05/13/19	3,150,000	3,599,732
2.45% due 02/01/19	3,000,000	3,059,772
JPMorgan Chase & Co.
2.25% due 01/23/20	6,149,000	6,238,099
6.30% due 04/23/19	4,692,000	5,250,569
2.20% due 10/22/19	3,864,000	3,933,019
2.35% due 01/28/19	2,961,000	3,024,114
1.85% due 03/22/19	2,000,000	2,015,152
Bank of America Corp.
2.60% due 01/15/19	6,331,000	6,476,594
7.63% due 06/01/19	4,890,000	5,623,828
2.65% due 04/01/19	4,448,000	4,556,767
5.49% due 03/15/19	1,100,000	1,192,444
Goldman Sachs Group, Inc.
7.50% due 02/15/19	5,188,000	5,912,131
2.55% due 10/23/19	4,696,000	4,813,085
2.63% due 01/31/19	3,961,000	4,066,644
2.00% due 04/25/19	2,000,000	2,024,166
Citigroup, Inc.
2.50% due 07/29/19	3,453,000	3,523,313
2.55% due 04/08/19	3,355,000	3,425,780
8.50% due 05/22/19	2,275,000	2,673,130
2.05% due 06/07/19	1,700,000	1,714,817
Royal Bank of Canada
2.20% due 09/23/19	3,961,000	4,042,077
1.63% due 04/15/19	3,000,000	3,010,746
2.15% due 03/15/19	1,973,000	2,006,973
Bank of Nova Scotia
2.13% due 09/11/19[1]	2,967,000	3,030,159
1.65% due 06/14/19	2,000,000	2,003,206
1.95% due 01/15/19	1,491,000	1,508,485
2.05% due 06/05/19	1,480,000	1,498,928
Deutsche Bank AG
2.50% due 02/13/19	4,473,000	4,482,805
2.85% due 05/10/19	3,200,000	3,213,955
Credit Suisse AG NY
2.30% due 05/28/19	4,200,000	4,262,302
5.30% due 08/13/19	2,350,000	2,584,643
Toronto-Dominion Bank
2.13% due 07/02/19	2,972,000	3,027,220
2.25% due 11/05/19	1,974,000	2,017,361
1.45% due 08/13/19[1]	1,800,000	1,798,340
BB&T Corp.
2.45% due 01/15/20	2,463,000	2,527,033
2.25% due 02/01/19	2,222,000	2,266,420
6.85% due 04/30/19	493,000	560,003
5.25% due 11/01/19	490,000	540,638
Bank of New York Mellon Corp.
2.30% due 09/11/19	1,973,000	2,021,692
2.20% due 03/04/19	1,491,000	1,518,340
5.45% due 05/15/19	937,000	1,036,300
2.20% due 05/15/19	937,000	957,879

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 40.9% (continued)
Wells Fargo & Co.
2.13% due 04/22/19	$3,464,000	$3,524,862
2.15% due 01/15/19	1,973,000	2,007,798
International Lease Finance Corp.
6.25% due 05/15/19	3,000,000	3,272,100
5.88% due 04/01/19	2,000,000	2,162,500
UBS AG/Stamford CT
2.38% due 08/14/19	5,000,000	5,106,700
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,500,000	2,546,383
2.25% due 07/11/19	2,500,000	2,537,470
PNC Bank North America
1.95% due 03/04/19	2,500,000	2,530,892
2.25% due 07/02/19	2,000,000	2,037,756
American Express Credit Corp.
2.13% due 03/18/19	2,474,000	2,524,490
2.25% due 08/15/19	1,974,000	2,018,389
Lloyds Bank plc
2.35% due 09/05/19	2,500,000	2,533,925
2.05% due 01/22/19	2,000,000	2,007,326
Simon Property Group, LP
5.65% due 02/01/20	1,998,000	2,247,198
10.35% due 04/01/19	1,734,000	2,088,884
Wells Fargo Bank North America
1.75% due 05/24/19	4,000,000	4,042,921
Santander UK plc
2.35% due 09/10/19	3,028,000	3,066,074
2.50% due 03/14/19	900,000	913,792
US Bank North America/Cincinnati OH
2.13% due 10/28/19	2,225,000	2,273,961
1.40% due 04/26/19	1,500,000	1,502,853
Svenska Handelsbanken AB
2.50% due 01/25/19	3,500,000	3,588,525
KeyBank North America/Cleveland OH
2.50% due 12/15/19	1,900,000	1,953,088
2.35% due 03/08/19	1,590,000	1,621,302
Barclays plc
2.75% due 11/08/19	3,450,000	3,483,123
Cooperatieve Rabobank UA
2.25% due 01/14/19	3,350,000	3,409,744
HSBC USA, Inc.
2.38% due 11/13/19	1,400,000	1,416,684
2.25% due 06/23/19	1,350,000	1,361,382
Branch Banking & Trust Co.
1.45% due 05/10/19	2,700,000	2,702,743
Berkshire Hathaway, Inc.
2.10% due 08/14/19	2,388,000	2,443,932
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	2,026,956
8.80% due 07/15/19	315,000	370,963

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 40.9% (continued)
Citizens Bank North America/Providence RI
2.50% due 03/14/19	$1,300,000	$1,320,904
2.45% due 12/04/19	1,000,000	1,014,260
Berkshire Hathaway Finance Corp.
1.70% due 03/15/19	2,300,000	2,330,919
BlackRock, Inc.
5.00% due 12/10/19	1,924,000	2,144,040
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
3.75% due 05/15/19	2,000,000	2,062,500
BPCE S.A.
2.50% due 07/15/19	2,000,000	2,043,980
Fifth Third Bank/Cincinnati OH
2.38% due 04/25/19	2,000,000	2,042,086
MetLife, Inc.
7.72% due 02/15/19	1,775,000	2,041,660
Nomura Holdings, Inc.
2.75% due 03/19/19	1,982,000	2,028,178
BNP Paribas S.A.
2.45% due 03/17/19	1,980,000	2,017,535
US Bancorp
2.20% due 04/25/19	1,973,000	2,017,227
Capital One North America/Mclean VA
2.40% due 09/05/19	1,900,000	1,936,201
Welltower, Inc.
4.13% due 04/01/19	1,586,000	1,672,610
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	1,585,000	1,668,000
American Tower Corp.
3.40% due 02/15/19	1,480,000	1,542,613
Lincoln National Corp.
8.75% due 07/01/19	1,318,000	1,542,611
Synchrony Financial
3.00% due 08/15/19	1,480,000	1,513,552
American International Group, Inc.
2.30% due 07/16/19	1,480,000	1,509,767
MUFG Union Bank North America
2.25% due 05/06/19	1,400,000	1,418,248
Boston Properties, LP
5.88% due 10/15/19	1,232,000	1,373,742
American Express Co.
8.13% due 05/20/19	1,138,000	1,328,444
National City Corp.
6.88% due 05/15/19	1,134,000	1,281,133
Prudential Financial, Inc.
7.38% due 06/15/19	1,037,000	1,194,445
Jefferies Group LLC
8.50% due 07/15/19[1]	956,000	1,098,031
Private Export Funding Corp.
4.38% due 03/15/19	988,000	1,067,291

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 40.9% (continued)
Ares Capital Corp.
3.88% due 01/15/20[1]	$981,000	$1,016,858
Capital One Financial Corp.
2.45% due 04/24/19	988,000	1,009,152
SunTrust Banks, Inc.
2.50% due 05/01/19	987,000	1,008,525
Huntington National Bank
2.20% due 04/01/19	900,000	910,203
Realty Income Corp.
6.75% due 08/15/19	763,000	869,563
PNC Financial Services Group, Inc.
6.70% due 06/10/19	690,000	787,763
Royal Bank of Scotland Group plc
6.40% due 10/21/19	700,000	777,610
HCP, Inc.
2.63% due 02/01/20	740,000	751,480
Manufacturers & Traders Trust Co.
2.25% due 07/25/19	700,000	712,960
Weyerhaeuser Co.
7.38% due 10/01/19	493,000	564,135
TD Ameritrade Holding Corp.
5.60% due 12/01/19	494,000	551,714
Fifth Third Bancorp
2.30% due 03/01/19	494,000	503,264
MasterCard, Inc.
2.00% due 04/01/19	493,000	502,029
Travelers Companies, Inc.
5.90% due 06/02/19	444,000	494,825
Chubb INA Holdings, Inc.
5.90% due 06/15/19	196,000	217,921
Total Financial		265,921,350
Consumer, Non-cyclical - 16.1%
Pfizer, Inc.
6.20% due 03/15/19	5,988,000	6,702,973
2.10% due 05/15/19	1,926,000	1,970,427
1.45% due 06/03/19	1,500,000	1,512,453
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	7,455,000	7,536,363
2.15% due 02/01/19	1,874,000	1,908,825
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	4,106,000	4,689,323
6.88% due 11/15/19	2,166,000	2,521,666
Novartis Securities Investment Ltd.
5.13% due 02/10/19	4,892,000	5,353,374
Becton Dickinson and Co.
6.38% due 08/01/19	1,678,000	1,903,726
2.68% due 12/15/19	1,480,000	1,533,990
5.00% due 05/15/19	938,000	1,024,181
Amgen, Inc.
2.20% due 05/22/19	2,220,000	2,269,105
5.70% due 02/01/19	1,967,000	2,164,445

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 16.1% (continued)
Altria Group, Inc.
2.63% due 01/14/20	$2,442,000	$2,539,047
9.25% due 08/06/19	1,437,000	1,756,355
Procter & Gamble Co.
1.90% due 11/01/19	1,878,000	1,923,147
4.70% due 02/15/19	1,706,000	1,857,189
UnitedHealth Group, Inc.
2.30% due 12/15/19	2,592,000	2,668,946
1.63% due 03/15/19	938,000	944,347
HCA, Inc.
3.75% due 03/15/19	2,472,000	2,555,430
4.25% due 10/15/19	990,000	1,040,738
Johnson & Johnson
1.88% due 12/05/19	2,528,000	2,590,957
1.13% due 03/01/19	600,000	600,890
General Mills, Inc.
2.20% due 10/21/19	1,484,000	1,519,428
5.65% due 02/15/19	1,184,000	1,306,594
Unilever Capital Corp.
4.80% due 02/15/19	1,500,000	1,628,425
2.20% due 03/06/19	1,000,000	1,024,693
AstraZeneca plc
1.95% due 09/18/19	2,576,000	2,619,395
Philip Morris International, Inc.
1.88% due 01/15/19	1,288,000	1,308,410
1.38% due 02/25/19	1,000,000	1,005,967
McKesson Corp.
2.28% due 03/15/19	2,079,000	2,121,493
Stryker Corp.
2.00% due 03/08/19	2,000,000	2,026,604
Aetna, Inc.
1.90% due 06/07/19	2,000,000	2,019,992
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	1,828,000	2,019,746
Anthem, Inc.
2.25% due 08/15/19	1,783,000	1,815,238
7.00% due 02/15/19	96,000	107,986
Tyson Foods, Inc.
2.65% due 08/15/19	1,583,000	1,625,421
Princeton University
4.95% due 03/01/19	1,443,000	1,574,069
Sysco Corp.
1.90% due 04/01/19	1,500,000	1,516,416
Express Scripts Holding Co.
2.25% due 06/15/19	1,488,000	1,514,121
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,482,000	1,511,386
Coca-Cola Co.
1.38% due 05/30/19	1,400,000	1,410,502
Abbott Laboratories
5.13% due 04/01/19	1,286,000	1,405,813
Bottling Group LLC
5.13% due 01/15/19	1,287,000	1,404,183
Celgene Corp.
2.25% due 05/15/19	1,284,000	1,306,977
Mead Johnson Nutrition Co.
4.90% due 11/01/19	1,097,000	1,205,745

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 16.1% (continued)
Reynolds American, Inc.
8.13% due 06/23/19	$994,000	$1,168,235
Express Scripts, Inc.
7.25% due 06/15/19	988,000	1,134,011
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	992,000	1,071,666
Gilead Sciences, Inc.
2.05% due 04/01/19	988,000	1,008,771
Mondelez International, Inc.
2.25% due 02/01/19	921,000	938,295
Actavis Funding SCS
2.45% due 06/15/19	892,000	908,900
Eli Lilly & Co.
1.95% due 03/15/19	888,000	902,593
Molson Coors Brewing Co.
1.45% due 07/15/19	700,000	700,529
Kellogg Co.
4.15% due 11/15/19	567,000	612,922
Bristol-Myers Squibb Co.
1.75% due 03/01/19	494,000	501,517
Mylan, Inc.
2.55% due 03/28/19	494,000	500,613
Colgate-Palmolive Co.
1.75% due 03/15/19	397,000	404,371
PepsiCo, Inc.
1.50% due 02/22/19	300,000	303,106
Total Consumer, Non-cyclical		104,722,030
Energy - 9.8%
Shell International Finance BV
4.30% due 09/22/19	4,161,000	4,518,647
1.38% due 05/10/19	3,000,000	3,000,519
Chevron Corp.
4.95% due 03/03/19	2,717,000	2,966,915
1.56% due 05/16/19	2,000,000	2,014,880
2.19% due 11/15/19	1,287,000	1,316,580
Exxon Mobil Corp.
1.82% due 03/15/19	3,766,000	3,817,444
1.71% due 03/01/19	1,200,000	1,214,671
BP Capital Markets plc
4.75% due 03/10/19	1,732,000	1,873,537
2.24% due 05/10/19	1,380,000	1,412,605
1.68% due 05/03/19	1,000,000	1,008,466
ConocoPhillips
5.75% due 02/01/19	3,640,000	3,984,075
Total Capital International S.A.
2.13% due 01/10/19	1,878,000	1,917,924
2.10% due 06/19/19	1,092,000	1,115,562
Enterprise Products Operating LLC
6.50% due 01/31/19	1,215,000	1,352,889
2.55% due 10/15/19	1,085,000	1,112,579
Halliburton Co.
6.15% due 09/15/19	2,101,000	2,358,274
Kinder Morgan, Inc.
3.05% due 12/01/19	2,271,000	2,334,773
Hess Corp.
8.13% due 02/15/19	2,048,000	2,316,001

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 9.8% (continued)
Cenovus Energy, Inc.
5.70% due 10/15/19	$2,074,000	$2,230,529
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	1,284,000	1,300,716
9.00% due 02/01/19	690,000	796,263
ONEOK Partners, LP
8.63% due 03/01/19	1,617,000	1,826,259
Noble Energy, Inc.
8.25% due 03/01/19	1,405,000	1,601,103
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,390,000	1,550,360
Valero Energy Corp.
9.38% due 03/15/19	1,287,000	1,523,557
EQT Corp.
8.13% due 06/01/19	1,287,000	1,467,087
Husky Energy, Inc.
7.25% due 12/15/19	1,174,000	1,343,453
Spectra Energy Capital LLC
8.00% due 10/01/19	1,088,000	1,257,036
EOG Resources, Inc.
5.63% due 06/01/19	1,136,000	1,242,435
Pride International, Inc.
8.50% due 06/15/19[1]	1,045,000	1,106,394
Anadarko Petroleum Corp.
8.70% due 03/15/19	938,000	1,071,900
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
2.60% due 12/15/19	988,000	995,630
Diamond Offshore Drilling, Inc.
5.88% due 05/01/19[1]	944,000	991,420
Magellan Midstream Partners, LP
6.55% due 07/15/19	765,000	862,337
Encana Corp.
6.50% due 05/15/19	690,000	740,687
Enbridge Energy Partners, LP
9.88% due 03/01/19	632,000	738,075
Rowan Companies, Inc.
7.88% due 08/01/19[1]	691,000	730,237
SESI LLC
6.38% due 05/01/19	685,000	681,575
Total Energy		63,693,394
Communications - 8.7%
Cisco Systems, Inc.
4.95% due 02/15/19	3,706,000	4,038,083
2.13% due 03/01/19	3,168,000	3,242,375
1.60% due 02/28/19	2,500,000	2,530,558
AT&T, Inc.
5.80% due 02/15/19	4,200,000	4,628,386
2.30% due 03/11/19	2,784,000	2,842,837
5.88% due 10/01/19	1,583,000	1,781,325
Time Warner Cable, Inc.
8.25% due 04/01/19	2,794,000	3,232,272
8.75% due 02/14/19	2,572,000	2,990,524
Orange S.A.
5.38% due 07/08/19	2,672,000	2,957,252
2.75% due 02/06/19	592,000	609,652

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 8.7% (continued)
Hughes Satellite Systems Corp.
6.50% due 06/15/19	$3,000,000	$3,292,500
Walt Disney Co.
5.50% due 03/15/19	1,097,000	1,213,172
0.88% due 07/12/19	1,000,000	990,607
1.85% due 05/30/19	789,000	803,603
Vodafone Group plc
5.45% due 06/10/19	1,877,000	2,068,047
eBay, Inc.
2.20% due 08/01/19	1,876,000	1,901,998
Amazon.com, Inc.
2.60% due 12/05/19	1,776,000	1,849,562
Telefonica Emisiones SAU
5.88% due 07/15/19	1,580,000	1,758,635
Time Warner, Inc.
2.10% due 06/01/19	1,287,000	1,307,353
British Telecommunications plc
2.35% due 02/14/19	1,200,000	1,226,285
Telecom Italia Capital S.A.
7.18% due 06/18/19	1,036,000	1,171,975
Comcast Corp.
5.70% due 07/01/19	1,038,000	1,163,620
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,000,000	1,123,693
21st Century Fox America, Inc.
6.90% due 03/01/19	986,000	1,111,877
CBS Corp.
2.30% due 08/15/19	1,088,000	1,102,841
Verizon Communications, Inc.
2.55% due 06/17/19	988,000	1,019,386
America Movil SAB de CV
5.00% due 10/16/19	800,000	882,531
Viacom, Inc.
5.63% due 09/15/19	790,000	872,905
Omnicom Group, Inc.
6.25% due 07/15/19	767,000	865,248
Discovery Communications LLC
5.63% due 08/15/19	740,000	812,063
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	789,000	805,042
Thomson Reuters Corp.
4.70% due 10/15/19	592,000	642,312
Total Communications		56,838,519
Consumer, Cyclical - 6.9%
Ford Motor Credit Company LLC
2.02% due 05/03/19	3,000,000	3,018,897
2.38% due 03/12/19	2,650,000	2,688,173
2.60% due 11/04/19	2,000,000	2,039,040
2.94% due 01/08/19	1,750,000	1,797,289
General Motors Financial Company, Inc.
3.10% due 01/15/19	2,489,000	2,540,510
2.40% due 05/09/19	2,400,000	2,413,642
3.15% due 01/15/20	1,658,000	1,695,051
3.50% due 07/10/19	1,484,000	1,531,182

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 6.9% (continued)
American Honda Finance Corp.
2.25% due 08/15/19	$2,730,000	$2,801,430
1.20% due 07/12/19	2,000,000	1,996,606
1.70% due 02/22/19	1,200,000	1,213,634
Toyota Motor Credit Corp.
2.10% due 01/17/19	2,824,000	2,879,167
2.13% due 07/18/19	2,337,000	2,390,008
1.70% due 02/19/19	500,000	505,079
Costco Wholesale Corp.
1.70% due 12/15/19	3,568,000	3,624,210
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	2,026,000	2,093,372
CVS Health Corp.
2.25% due 08/12/19	1,783,000	1,826,495
Target Corp.
2.30% due 06/26/19	1,484,000	1,530,718
Newell Brands, Inc.
2.60% due 03/29/19	1,400,000	1,433,659
Home Depot, Inc.
2.00% due 06/15/19	1,383,000	1,414,394
Wal-Mart Stores, Inc.
4.13% due 02/01/19	1,092,000	1,170,052
Mattel, Inc.
2.35% due 05/06/19	888,000	903,391
Lowe's Companies, Inc.
4.63% due 04/15/20	789,000	867,044
Walgreen Co.
5.25% due 01/15/19	271,000	293,485
Total Consumer, Cyclical		44,666,528
Industrial - 6.1%
General Electric Co.
6.00% due 08/07/19	2,219,000	2,528,226
2.20% due 01/09/20	2,288,000	2,354,087
Caterpillar Financial Services Corp.
2.10% due 06/09/19	1,684,000	1,719,416
7.15% due 02/15/19	1,332,000	1,516,642
2.25% due 12/01/19	939,000	962,930
John Deere Capital Corp.
2.30% due 09/16/19	1,482,000	1,525,532
2.25% due 04/17/19	1,288,000	1,323,564
United Technologies Corp.
6.13% due 02/01/19	2,125,000	2,370,937
United Parcel Service, Inc.
5.13% due 04/01/19	2,079,000	2,288,050
Illinois Tool Works, Inc.
6.25% due 04/01/19	1,516,000	1,701,590
1.95% due 03/01/19	494,000	503,165
Deere & Co.
4.38% due 10/16/19	1,988,000	2,176,016
3M Co.
1.63% due 06/15/19	1,991,000	2,021,106
Lockheed Martin Corp.
4.25% due 11/15/19	1,730,000	1,881,730
FedEx Corp.
8.00% due 01/15/19	1,584,000	1,824,106

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 6.1% (continued)
L-3 Communications Corp.
5.20% due 10/15/19	$1,480,000	$1,628,346
Honeywell International, Inc.
5.00% due 02/15/19	1,383,000	1,509,351
Boeing Co.
6.00% due 03/15/19	1,137,000	1,270,194
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,036,000	1,142,384
Republic Services, Inc.
5.50% due 09/15/19	938,000	1,043,185
Keysight Technologies, Inc.
3.30% due 10/30/19	895,000	912,492
CSX Corp.
7.38% due 02/01/19	789,000	897,917
Norfolk Southern Corp.
5.90% due 06/15/19	789,000	880,797
Boeing Capital Corp.
4.70% due 10/27/19	740,000	818,468
Roper Technologies, Inc.
6.25% due 09/01/19	727,000	817,964
Emerson Electric Co.
4.88% due 10/15/19	739,000	817,632
Canadian National Railway Co.
5.55% due 03/01/19	691,000	761,322
Northrop Grumman Corp.
5.05% due 08/01/19	690,000	757,203
Total Industrial		39,954,352
Technology - 4.3%
Oracle Corp.
5.00% due 07/08/19	3,865,000	4,262,380
2.25% due 10/08/19	2,618,000	2,701,941
2.38% due 01/15/19	2,578,000	2,649,748
International Business Machines Corp.
8.38% due 11/01/19	1,775,000	2,155,808
1.88% due 05/15/19	1,900,000	1,935,401
1.95% due 02/12/19	1,800,000	1,834,672
Apple, Inc.
2.10% due 05/06/19	4,560,000	4,669,737
1.70% due 02/22/19	450,000	456,388
Xerox Corp.
5.63% due 12/15/19	1,678,000	1,818,373
2.75% due 03/15/19	394,000	394,119
Microsoft Corp.
4.20% due 06/01/19	1,928,000	2,085,469
CA, Inc.
5.38% due 12/01/19	1,184,000	1,306,736
Texas Instruments, Inc.
1.65% due 08/03/19	1,187,000	1,202,658
Xilinx, Inc.
2.13% due 03/15/19	503,000	508,535
Total Technology		27,981,965
Basic Materials - 3.4%
Dow Chemical Co.
8.55% due 05/15/19	3,606,000	4,258,445
LyondellBasell Industries N.V.
5.00% due 04/15/19	3,200,000	3,446,819

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 3.4% (continued)
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	$2,672,000	$3,181,371
Praxair, Inc.
4.50% due 08/15/19	1,805,000	1,969,176
Newmont Mining Corp.
5.13% due 10/01/19	1,291,000	1,407,200
Eastman Chemical Co.
2.70% due 01/15/20	1,323,000	1,362,587
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	1,142,000	1,282,946
Lubrizol Corp.
8.88% due 02/01/19	1,091,000	1,282,636
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,088,000	1,204,054
Alcoa, Inc.
5.72% due 02/23/19	1,050,000	1,130,588
Monsanto Co.
2.13% due 07/15/19	789,000	803,058
Agrium, Inc.
6.75% due 01/15/19	494,000	547,386
Total Basic Materials		21,876,266
Utilities - 2.8%
Dominion Resources, Inc.
2.50% due 12/01/19	1,289,000	1,317,343
5.20% due 08/15/19	1,085,000	1,189,469
Exelon Generation Company LLC
5.20% due 10/01/19	1,136,000	1,247,770
2.95% due 01/15/20	700,000	720,730
Southern Co.
1.85% due 07/01/19	1,400,000	1,411,235
MidAmerican Energy Co.
2.40% due 03/15/19	1,290,000	1,324,963

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 2.8% (continued)
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	$1,190,000	$1,310,610
Duke Energy Corp.
5.05% due 09/15/19	1,138,000	1,253,451
Xcel Energy, Inc.
4.70% due 05/15/20	1,113,000	1,218,328
Consumers Energy Co.
6.70% due 09/15/19	992,000	1,146,837
Sempra Energy
9.80% due 02/15/19	888,000	1,058,057
NiSource Finance Corp.
6.80% due 01/15/19	838,000	936,406
Nevada Power Co.
7.13% due 03/15/19	789,000	901,127
Georgia Power Co.
4.25% due 12/01/19	792,000	858,123
Duke Energy Progress LLC
5.30% due 01/15/19	753,000	821,713
Entergy Texas, Inc.
7.13% due 02/01/19	641,000	721,359
Arizona Public Service Co.
8.75% due 03/01/19	493,000	577,942
Total Utilities		18,015,463
Total Corporate Bonds
(Cost $635,008,922)		643,669,867

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.3356%	8,093,452	8,093,452
Total Securities Lending Collateral
(Cost $8,093,452)		8,093,452
Total Investments - 100.2%
(Cost $643,102,374)		$651,763,319
Other Assets & Liabilities, net - (0.2)%		(1,285,554)
Total Net Assets - 100.0%		$650,477,765

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019. See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Other Information (unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$643,669,867	$—	$643,669,867
Securities Lending Collateral	8,093,452	—	—	8,093,452
Total	$8,093,452	$643,669,867	$—	$651,763,319

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 39.3%
JPMorgan Chase & Co.
4.40% due 07/22/20	4,600,000	$5,017,629
4.25% due 10/15/20	4,536,000	4,942,439
2.55% due 10/29/20	4,000,000	4,094,632
2.75% due 06/23/20	3,464,000	3,569,347
2.30% due 08/15/21	3,500,000	3,523,279
4.95% due 03/25/20	2,466,000	2,722,173
2.25% due 01/23/20	289,000	293,188
Goldman Sachs Group, Inc.
5.38% due 03/15/20	4,942,000	5,505,066
6.00% due 06/15/20	3,806,000	4,349,257
2.75% due 09/15/20	3,500,000	3,600,485
2.60% due 04/23/20	3,274,000	3,344,427
Morgan Stanley
2.80% due 06/16/20	4,470,000	4,602,737
5.50% due 07/24/20	3,750,000	4,235,798
2.65% due 01/27/20	3,942,000	4,048,848
5.50% due 01/26/20	3,450,000	3,841,430
Bank of America Corp.
5.63% due 07/01/20	5,670,000	6,410,047
2.25% due 04/21/20	4,548,000	4,595,013
2.63% due 10/19/20	3,950,000	4,048,825
Wells Fargo & Co.
2.55% due 12/07/20	4,600,000	4,734,306
2.60% due 07/22/20	4,478,000	4,612,734
2.15% due 01/30/20	3,948,000	4,016,462
GE Capital International Funding Company Unlimited Co
2.34% due 11/15/20	11,600,000	11,954,542
Citigroup, Inc.
2.65% due 10/26/20	5,100,000	5,232,677
2.40% due 02/18/20	3,942,000	3,999,242
5.38% due 08/09/20	1,591,000	1,791,958
Visa, Inc.
2.20% due 12/14/20	8,950,000	9,220,693
Royal Bank of Canada
1.88% due 02/05/20	3,892,000	3,923,615
2.35% due 10/30/20	3,500,000	3,582,919
2.15% due 03/06/20	1,478,000	1,503,020
US Bancorp
2.35% due 01/29/21	7,050,000	7,253,774
Bank of New York Mellon Corp.
2.60% due 08/17/20	2,500,000	2,579,317
2.15% due 02/24/20	1,970,000	2,007,192
2.45% due 11/27/20	1,500,000	1,544,121
4.60% due 01/15/20	984,000	1,079,259
Toronto-Dominion Bank
2.50% due 12/14/20	6,900,000	7,100,328
HSBC USA, Inc.
2.35% due 03/05/20	2,600,000	2,617,705
2.75% due 08/07/20	2,300,000	2,351,906
5.00% due 09/27/20	1,950,000	2,117,115
American Express Credit Corp.
2.38% due 05/26/20	3,956,000	4,054,077
2.60% due 09/14/20	2,000,000	2,063,256
Credit Suisse AG NY
5.40% due 01/14/20	2,948,000	3,236,132
4.38% due 08/05/20	2,250,000	2,431,492

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 39.3% (continued)
Lloyds Bank plc
2.40% due 03/17/20	$2,500,000	$2,532,775
2.70% due 08/17/20	2,000,000	2,052,952
Bank of Nova Scotia
1.85% due 04/14/20	2,464,000	2,487,149
2.35% due 10/21/20	2,000,000	2,046,526
Sumitomo Mitsui Banking Corp.
2.45% due 10/20/20	2,100,000	2,139,005
2.45% due 01/16/20	2,000,000	2,037,866
PNC Financial Services Group, Inc.
4.38% due 08/11/20	1,920,000	2,105,879
5.13% due 02/08/20	1,824,000	2,028,629
Chubb INA Holdings, Inc.
2.30% due 11/03/20	3,500,000	3,604,135
Simon Property Group, LP
4.38% due 03/01/21	2,478,000	2,743,376
2.50% due 09/01/20	800,000	826,168
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,459,836
Discover Bank/Greenwood DE
3.10% due 06/04/20	2,500,000	2,575,583
7.00% due 04/15/20	750,000	852,342
American International Group, Inc.
6.40% due 12/15/20	1,970,000	2,321,395
3.38% due 08/15/20	992,000	1,038,625
Nomura Holdings, Inc.
6.70% due 03/04/20	2,866,000	3,302,309
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
4.63% due 10/30/20	1,950,000	2,074,069
4.25% due 07/01/20	1,000,000	1,052,500
American Tower Corp.
2.80% due 06/01/20	1,500,000	1,538,515
5.05% due 09/01/20	1,182,000	1,313,895
Barclays Bank plc
5.14% due 10/14/20	2,600,000	2,814,523
Prudential Financial, Inc.
5.38% due 06/21/20	1,788,000	2,013,948
4.50% due 11/15/20	590,000	651,569
Deutsche Bank AG
2.95% due 08/20/20	2,500,000	2,498,240
HSBC Bank USA North America
4.88% due 08/24/20	2,200,000	2,399,067
PNC Bank North America
2.45% due 11/05/20	1,200,000	1,232,202
2.60% due 07/21/20	1,100,000	1,136,306
HCP, Inc.
5.38% due 02/01/21	1,920,000	2,156,911
International Lease Finance Corp.
8.25% due 12/15/20	1,742,000	2,090,400
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,974,000	2,077,161

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 39.3% (continued)
Fifth Third Bancorp
2.88% due 07/27/20	$2,000,000	$2,076,140
BB&T Corp.
2.63% due 06/29/20	1,970,000	2,033,605
Boston Properties, LP
5.63% due 11/15/20	1,626,000	1,855,559
Prologis, LP
3.35% due 02/01/21	1,739,000	1,839,500
Lazard Group LLC
4.25% due 11/14/20	1,732,000	1,838,457
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	1,750,000	1,801,415
Charles Schwab Corp.
4.45% due 07/22/20	1,626,000	1,796,619
Aon Corp.
5.00% due 09/30/20	1,578,000	1,747,919
ERP Operating, LP
4.75% due 07/15/20	1,526,000	1,685,502
Northern Trust Corp.
3.45% due 11/04/20	1,428,000	1,528,228
Barclays plc
2.88% due 06/08/20	1,500,000	1,514,183
Santander Holdings USA, Inc.
2.65% due 04/17/20	1,478,000	1,493,742
MUFG Americas Holdings Corp.
2.25% due 02/10/20	1,478,000	1,490,581
KeyCorp
2.90% due 09/15/20	1,425,000	1,481,189
State Street Corp.
2.55% due 08/18/20	1,400,000	1,451,596
Svenska Handelsbanken AB
2.40% due 10/01/20	1,400,000	1,436,723
Santander UK Group Holdings plc
2.88% due 10/16/20	1,400,000	1,412,757
Digital Realty Trust, LP
5.88% due 02/01/20	1,232,000	1,380,673
Manulife Financial Corp.
4.90% due 09/17/20	1,182,000	1,304,084
Travelers Companies, Inc.
3.90% due 11/01/20	1,034,000	1,129,571
Huntington National Bank
2.88% due 08/20/20	1,000,000	1,030,479
Aflac, Inc.
2.40% due 03/16/20	1,000,000	1,027,886
First Horizon National Corp.
3.50% due 12/15/20	1,000,000	1,020,496
Nasdaq, Inc.
5.55% due 01/15/20	740,000	821,761
Ameriprise Financial, Inc.
5.30% due 03/15/20	690,000	770,477
Synchrony Financial
2.70% due 02/03/20	740,000	746,918
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	590,000	659,412

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 39.3% (continued)
AEGON Funding Company LLC
5.75% due 12/15/20	$492,000	$568,382
CNA Financial Corp.
5.88% due 08/15/20	492,000	557,797
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	542,000	554,648
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	542,000	551,906
Santander UK plc
2.38% due 03/16/20	446,000	449,158
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	398,000	384,568
Total Financial		272,398,249
Consumer, Non-cyclical - 19.4%
Coca-Cola Co.
2.45% due 11/01/20	3,316,000	3,445,706
1.88% due 10/27/20	2,900,000	2,956,382
3.15% due 11/15/20	1,976,000	2,117,148
Medtronic, Inc.
2.50% due 03/15/20	4,978,000	5,159,482
4.13% due 03/15/21	1,632,000	1,797,981
4.45% due 03/15/20	1,400,000	1,535,166
PepsiCo, Inc.
3.13% due 11/01/20	1,920,000	2,053,004
2.15% due 10/14/20	2,000,000	2,052,810
4.50% due 01/15/20	1,854,000	2,044,773
1.85% due 04/30/20[1]	2,000,000	2,034,264
AbbVie, Inc.
2.50% due 05/14/20	7,182,000	7,356,933
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	4,300,000	4,817,560
5.00% due 04/15/20	1,804,000	2,004,405
Actavis Funding SCS
3.00% due 03/12/20	6,380,000	6,592,875
HCA, Inc.
6.50% due 02/15/20	5,588,000	6,188,710
Merck & Company, Inc.
1.85% due 02/10/20[1]	2,470,000	2,525,595
3.88% due 01/15/21	2,178,000	2,388,667
Gilead Sciences, Inc.
2.55% due 09/01/20	3,650,000	3,792,836
2.35% due 02/01/20	986,000	1,016,327
Celgene Corp.
2.88% due 08/15/20	2,317,000	2,408,431
3.95% due 10/15/20	1,478,000	1,595,817
Amgen, Inc.
3.45% due 10/01/20	2,120,000	2,262,676
2.13% due 05/01/20	1,478,000	1,502,217
Abbott Laboratories
4.13% due 05/27/20	1,674,000	1,826,875
2.00% due 03/15/20	1,400,000	1,422,919

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 19.4% (continued)
AstraZeneca plc
2.38% due 11/16/20	$3,000,000	$3,090,996
Biogen, Inc.
2.90% due 09/15/20	2,950,000	3,078,284
Kroger Co.
3.30% due 01/15/21	1,443,000	1,533,508
6.15% due 01/15/20	1,282,000	1,464,886
Reynolds American, Inc.
3.25% due 06/12/20	1,500,000	1,578,531
6.88% due 05/01/20	1,200,000	1,408,687
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	2,732,000	2,799,134
Boston Scientific Corp.
6.00% due 01/15/20	1,428,000	1,615,001
2.85% due 05/15/20	1,096,000	1,131,298
Novartis Capital Corp.
4.40% due 04/24/20[1]	2,132,000	2,359,122
Automatic Data Processing, Inc.
2.25% due 09/15/20	2,000,000	2,070,052
UnitedHealth Group, Inc.
2.70% due 07/15/20	1,970,000	2,056,410
Philip Morris International, Inc.
4.50% due 03/26/20	1,832,000	2,018,271
Kellogg Co.
4.00% due 12/15/20	1,626,000	1,783,691
Johnson & Johnson
2.95% due 09/01/20	1,674,000	1,780,476
Kraft Heinz Foods Co.
5.38% due 02/10/20	1,578,000	1,767,868
Laboratory Corporation of America Holdings
2.63% due 02/01/20	984,000	1,004,305
4.63% due 11/15/20	590,000	645,963
S&P Global, Inc.
3.30% due 08/14/20	1,500,000	1,576,082
Mead Johnson Nutrition Co.
3.00% due 11/15/20	1,500,000	1,567,845
Mondelez International, Inc.
5.38% due 02/10/20	1,336,000	1,498,527
Quest Diagnostics, Inc.
4.75% due 01/30/20[1]	1,344,000	1,468,194
Sysco Corp.
2.60% due 10/01/20	1,400,000	1,447,334
Diageo Capital plc
4.83% due 07/15/20	1,182,000	1,324,166
Becton Dickinson and Co.
3.25% due 11/12/20	1,182,000	1,242,823
Anthem, Inc.
4.35% due 08/15/20	1,132,000	1,231,344
Life Technologies Corp.
6.00% due 03/01/20	1,094,000	1,226,037
Cardinal Health, Inc.
4.63% due 12/15/20	992,000	1,105,251
McKesson Corp.
4.75% due 03/01/21	986,000	1,093,029
Block Financial LLC
4.13% due 10/01/20	1,000,000	1,050,420

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 19.4% (continued)
Zoetis, Inc.
3.45% due 11/13/20	$1,000,000	$1,047,015
Danaher Corp.
2.40% due 09/15/20	1,000,000	1,033,737
Unilever Capital Corp.
2.10% due 07/30/20	1,000,000	1,023,970
Medco Health Solutions, Inc.
4.13% due 09/15/20	913,000	985,311
St. Jude Medical, Inc.
2.80% due 09/15/20	950,000	984,030
Aetna, Inc.
3.95% due 09/01/20	886,000	954,995
Moody's Corp.
5.50% due 09/01/20	836,000	939,857
Allergan Incorporated/United States
3.38% due 09/15/20	886,000	930,747
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	922,942
Covidien International Finance S.A.
4.20% due 06/15/20	788,000	860,762
Bunge Limited Finance Corp.
3.50% due 11/24/20	750,000	781,879
Coca-Cola European Partners US LLC
3.50% due 09/15/20	700,000	738,858
CR Bard, Inc.
4.40% due 01/15/21	590,000	649,445
Stryker Corp.
4.38% due 01/15/20	590,000	643,317
Total Consumer, Non-cyclical		134,413,959
Energy - 10.3%
Shell International Finance BV
2.13% due 05/11/20	3,648,000	3,726,746
4.38% due 03/25/20	2,632,000	2,886,775
2.25% due 11/10/20	2,300,000	2,354,181
Chevron Corp.
1.96% due 03/03/20	3,332,000	3,391,996
2.43% due 06/24/20	2,864,000	2,963,871
2.42% due 11/17/20	2,300,000	2,377,321
BP Capital Markets plc
4.50% due 10/01/20	2,710,000	2,995,764
2.32% due 02/13/20	2,270,000	2,316,789
2.52% due 01/15/20	2,036,000	2,096,817
Williams Partners, LP
5.25% due 03/15/20	2,920,000	3,145,782
4.13% due 11/15/20	1,478,000	1,534,847
ConocoPhillips Co.
6.00% due 01/15/20	2,132,000	2,413,261
2.20% due 05/15/20[1]	900,000	908,688
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,182,000	1,330,741
6.50% due 04/01/20	911,000	1,019,274
5.30% due 09/15/20	836,000	907,547

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 10.3% (continued)
Total Capital S.A.
4.45% due 06/24/20	$2,266,000	$2,496,207
Enterprise Products Operating LLC
5.20% due 09/01/20	1,576,000	1,775,199
5.25% due 01/31/20	590,000	652,240
Occidental Petroleum Corp.
4.10% due 02/01/21	2,168,000	2,368,564
Exxon Mobil Corp.
1.91% due 03/06/20	2,274,000	2,316,547
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.75% due 01/15/20	1,182,000	1,291,472
5.00% due 02/01/21[1]	892,000	957,599
TransCanada PipeLines Ltd.
3.80% due 10/01/20	2,020,000	2,163,903
EOG Resources, Inc.
4.40% due 06/01/20	1,088,000	1,172,740
2.45% due 04/01/20	894,000	911,311
Enbridge Energy Partners, LP
4.38% due 10/15/20	1,000,000	1,043,563
5.20% due 03/15/20	886,000	946,408
Energy Transfer Partners, LP
4.15% due 10/01/20	1,736,000	1,823,772
Marathon Petroleum Corp.
3.40% due 12/15/20	1,700,000	1,772,648
Columbia Pipeline Group, Inc.
3.30% due 06/01/20	1,400,000	1,450,995
Southwestern Energy Co.
5.80% due 01/23/20	1,282,000	1,288,410
Nabors Industries, Inc.
5.00% due 09/15/20	1,282,000	1,270,361
Pride International, Inc.
6.88% due 08/15/20	1,282,000	1,261,026
Weatherford International Ltd.
5.13% due 09/15/20[1]	1,330,000	1,256,850
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50% due 11/15/20	1,200,000	1,209,000
Valero Energy Corp.
6.13% due 02/01/20	1,034,000	1,182,353
Apache Corp.
3.63% due 02/01/21	1,093,000	1,147,836
Pioneer Natural Resources Co.
3.45% due 01/15/21	1,000,000	1,037,025
Buckeye Partners, LP
4.88% due 02/01/21	936,000	1,001,046
Marathon Oil Corp.
2.70% due 06/01/20	892,000	867,041
Total Energy		71,034,516
Communications - 8.9%
Verizon Communications, Inc.
4.50% due 09/15/20	6,751,000	7,449,289
2.63% due 02/21/20	5,622,000	5,806,205
AT&T, Inc.
2.45% due 06/30/20	5,452,000	5,570,069
5.20% due 03/15/20	2,160,000	2,409,193
4.60% due 02/15/21	2,020,000	2,224,139

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 8.9% (continued)
Cisco Systems, Inc.
4.45% due 01/15/20	$4,546,000	$5,002,118
2.45% due 06/15/20	2,700,000	2,802,646
NBCUniversal Media LLC
5.15% due 04/30/20	3,704,000	4,182,412
Time Warner Cable, Inc.
5.00% due 02/01/20	2,414,000	2,632,774
4.13% due 02/15/21	976,000	1,039,999
America Movil SAB de CV
5.00% due 03/30/20	2,600,000	2,877,527
Time Warner, Inc.
4.88% due 03/15/20	2,572,000	2,848,593
Comcast Corp.
5.15% due 03/01/20	2,372,000	2,668,225
Telefonica Emisiones SAU
5.13% due 04/27/20	2,312,000	2,567,707
Discovery Communications LLC
5.05% due 06/01/20	2,324,000	2,560,170
Symantec Corp.
4.20% due 09/15/20	1,774,000	1,865,203
Omnicom Group, Inc.
4.45% due 08/15/20	1,232,000	1,349,774
Expedia, Inc.
5.95% due 08/15/20	1,132,000	1,270,766
CBS Corp.
5.75% due 04/15/20	990,000	1,120,978
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	1,055,000	1,079,152
eBay, Inc.
3.25% due 10/15/20	986,000	1,030,984
Walt Disney Co.
2.15% due 09/17/20	1,000,000	1,029,436
Total Communications		61,387,359
Consumer, Cyclical - 6.4%
Wal-Mart Stores, Inc.
3.25% due 10/25/20	3,850,000	4,156,437
3.63% due 07/08/20	2,120,000	2,301,245
Ford Motor Credit Company LLC
8.13% due 01/15/20	2,100,000	2,489,880
3.16% due 08/04/20	2,400,000	2,480,873
2.46% due 03/27/20	1,050,000	1,059,911
General Motors Financial Company, Inc.
3.20% due 07/13/20	2,870,000	2,938,216
3.70% due 11/24/20	1,800,000	1,878,124
4.20% due 03/01/21	747,000	789,553
3.15% due 01/15/20	70,000	71,564
CVS Health Corp.
2.80% due 07/20/20	4,931,000	5,143,117
McDonald's Corp.
2.20% due 05/26/20	2,088,000	2,139,625
2.75% due 12/09/20	1,500,000	1,563,503
Toyota Motor Credit Corp.
2.15% due 03/12/20	2,272,000	2,328,641
4.50% due 06/17/20	940,000	1,038,023
American Honda Finance Corp.
2.45% due 09/24/20	2,500,000	2,587,455

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 6.4% (continued)
Target Corp.
3.88% due 07/15/20	$1,428,000	$1,566,525
Best Buy Company, Inc.
5.50% due 03/15/21[1]	1,384,000	1,539,700
Carnival Corp.
3.95% due 10/15/20	1,282,000	1,387,924
Costco Wholesale Corp.
1.75% due 02/15/20	984,000	997,352
Southwest Airlines Co.
2.65% due 11/05/20	950,000	977,659
Nordstrom, Inc.
4.75% due 05/01/20	836,000	913,444
Johnson Controls, Inc.
5.00% due 03/30/20	788,000	864,031
Home Depot, Inc.
3.95% due 09/15/20	788,000	862,198
O'Reilly Automotive, Inc.
4.88% due 01/14/21	690,000	760,362
AutoZone, Inc.
4.00% due 11/15/20	690,000	740,013
Macy's Retail Holdings, Inc.
3.45% due 01/15/21[1]	500,000	522,169
Total Consumer, Cyclical		44,097,544
Technology - 5.8%
Microsoft Corp.
2.00% due 11/03/20	4,600,000	4,696,775
1.85% due 02/12/20	2,824,000	2,875,442
3.00% due 10/01/20	2,512,000	2,674,328
Apple, Inc.
2.00% due 05/06/20[1]	3,450,000	3,525,621
1.55% due 02/07/20	2,474,000	2,493,893
EMC Corp.
2.65% due 06/01/20	3,804,000	3,779,259
Intel Corp.
2.45% due 07/29/20	3,200,000	3,323,501
QUALCOMM, Inc.
2.25% due 05/20/20	2,970,000	3,058,580
Fidelity National Information Services, Inc.
3.63% due 10/15/20	2,550,000	2,708,534
Oracle Corp.
3.88% due 07/15/20	2,174,000	2,370,697
International Business Machines Corp.
1.63% due 05/15/20	2,300,000	2,319,322
HP, Inc.
3.75% due 12/01/20	1,827,000	1,938,931
Fiserv, Inc.
2.70% due 06/01/20	1,478,000	1,525,844
Lam Research Corp.
2.75% due 03/15/20	1,094,000	1,118,362
Adobe Systems, Inc.
4.75% due 02/01/20	986,000	1,088,242

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Technology - 5.8% (continued)
Texas Instruments, Inc.
1.75% due 05/01/20	$986,000	$997,136
Total Technology		40,494,467
Industrial - 4.7%
General Electric Capital Corp.
5.50% due 01/08/20	3,054,000	3,461,410
4.38% due 09/16/20	2,758,000	3,064,215
5.55% due 05/04/20	1,774,000	2,023,504
John Deere Capital Corp.
2.05% due 03/10/20	1,378,000	1,400,822
1.70% due 01/15/20	836,000	845,596
2.38% due 07/14/20	500,000	515,075
Raytheon Co.
3.13% due 10/15/20	1,872,000	1,994,345
4.40% due 02/15/20	690,000	759,031
United Technologies Corp.
4.50% due 04/15/20	2,424,000	2,697,931
L-3 Communications Corp.
4.75% due 07/15/20	1,232,000	1,346,266
4.95% due 02/15/21	1,181,000	1,305,185
Lockheed Martin Corp.
2.50% due 11/23/20	2,300,000	2,382,059
Republic Services, Inc.
5.00% due 03/01/20	1,874,000	2,068,032
Waste Management, Inc.
4.75% due 06/30/20	1,188,000	1,321,303
Masco Corp.
7.13% due 03/15/20	1,040,000	1,206,400
Union Pacific Corp.
4.00% due 02/01/21	1,088,000	1,191,095
Caterpillar Financial Services Corp.
2.00% due 03/05/20	1,090,000	1,106,729
Boeing Co.
4.88% due 02/15/20	986,000	1,105,304
Precision Castparts Corp.
2.25% due 06/15/20	792,000	813,165
CSX Corp.
3.70% due 10/30/20	690,000	738,667
Agilent Technologies, Inc.
5.00% due 07/15/20	542,000	602,358
3M Co.
2.00% due 08/07/20	500,000	513,577
Roper Technologies, Inc.
3.00% due 12/15/20	240,000	250,414
Total Industrial		32,712,483
Utilities - 2.1%
Exelon Corp.
2.85% due 06/15/20	1,782,000	1,848,144
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,597,000	1,717,799
Exelon Generation Company LLC
4.00% due 10/01/20	1,470,000	1,569,185
Southern Co.
2.75% due 06/15/20	1,184,000	1,223,038

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 2.1% (continued)
Progress Energy, Inc.
4.40% due 01/15/21	$1,058,000	$1,162,127
Sempra Energy
2.40% due 03/15/20	1,132,000	1,154,961
Dominion Gas Holdings LLC
2.80% due 11/15/20	1,000,000	1,034,202
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	936,000	1,015,144
Duke Energy Indiana LLC
3.75% due 07/15/20	890,000	962,531
Constellation Energy Group, Inc.
5.15% due 12/01/20	801,000	893,107
Commonwealth Edison Co.
4.00% due 08/01/20	788,000	857,903
NiSource Finance Corp.
5.45% due 09/15/20	738,000	831,742
Total Utilities		14,269,883
Basic Materials - 2.1%
Dow Chemical Co.
4.25% due 11/15/20	2,832,000	3,080,726
EI du Pont de Nemours & Co.
4.63% due 01/15/20	1,974,000	2,167,681
Alcoa, Inc.
6.15% due 08/15/20	1,896,000	2,077,902

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 2.1% (continued)
CF Industries, Inc.
7.13% due 05/01/20	$1,521,000	$1,741,577
Freeport-McMoRan, Inc.
3.10% due 03/15/20[1]	1,828,000	1,690,900
Plum Creek Timberlands, LP
4.70% due 03/15/21	1,086,000	1,179,325
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	944,000	1,031,998
PPG Industries, Inc.
3.60% due 11/15/20	660,000	698,547
Eastman Chemical Co.
2.70% due 01/15/20	555,000	571,607
Total Basic Materials		14,240,263
Total Corporate Bonds
(Cost $671,560,123)		685,048,723

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.3277%	11,515,828	11,515,828
Total Securities Lending Collateral
(Cost $11,515,828)		11,515,828
Total Investments - 100.7%
(Cost $683,075,951)		$696,564,551
Other Assets & Liabilities, net - (0.7)%		(4,660,807)
Total Net Assets - 100.0%		$691,903,744

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$685,048,723	$—	$685,048,723
Securities Lending Collateral	11,515,828	—	—	11,515,828
Total	$11,515,828	$685,048,723	$—	$696,564,551

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 37.7%
JPMorgan Chase & Co.
4.35% due 08/15/21	4,357,000	$4,807,008
4.63% due 05/10/21	2,627,000	2,916,464
2.55% due 03/01/21	2,200,000	2,248,734
2.40% due 06/07/21	1,700,000	1,728,344
Morgan Stanley
5.75% due 01/25/21	3,799,000	4,361,556
5.50% due 07/28/21	3,414,000	3,918,279
2.50% due 04/21/21	2,000,000	2,030,976
HSBC Holdings plc
5.10% due 04/05/21	3,315,000	3,704,420
3.40% due 03/08/21	3,500,000	3,658,732
2.95% due 05/25/21	2,000,000	2,053,676
Wells Fargo & Co.
4.60% due 04/01/21	3,468,000	3,860,418
2.50% due 03/04/21	3,000,000	3,074,775
3.00% due 01/22/21	1,936,000	2,024,224
Goldman Sachs Group, Inc.
5.25% due 07/27/21	4,857,000	5,523,481
2.63% due 04/25/21	1,200,000	1,223,342
2.88% due 02/25/21	1,150,000	1,185,001
Bank of America Corp.
5.00% due 05/13/21	2,525,000	2,836,002
2.63% due 04/19/21	2,500,000	2,550,325
5.88% due 01/05/21	1,940,000	2,238,723
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,044,000	2,201,467
2.05% due 05/03/21	2,100,000	2,126,084
2.50% due 04/15/21	1,500,000	1,545,956
4.15% due 02/01/21	295,000	323,868
Bank of Nova Scotia
2.80% due 07/21/21	1,731,000	1,805,082
4.38% due 01/13/21	1,591,000	1,752,940
2.45% due 03/22/21	1,700,000	1,744,015
HSBC Finance Corp.
6.68% due 01/15/21	3,808,000	4,398,845
Cooperatieve Rabobank UA
2.50% due 01/19/21	2,150,000	2,211,365
4.50% due 01/11/21	1,886,000	2,092,689
BNP Paribas S.A.
5.00% due 01/15/21	3,759,000	4,219,357
Sumitomo Mitsui Financial Group, Inc.
2.93% due 03/09/21	2,500,000	2,582,447
2.06% due 07/14/21	1,600,000	1,590,752
Toronto-Dominion Bank
2.13% due 04/07/21	2,500,000	2,531,055
1.80% due 07/13/21	1,500,000	1,492,637
Deutsche Bank AG
3.38% due 05/12/21	1,700,000	1,701,323
3.13% due 01/13/21	1,500,000	1,495,563
Mitsubishi UFJ Financial Group, Inc.
2.95% due 03/01/21	3,000,000	3,096,285
American Tower Corp.
3.30% due 02/15/21	1,000,000	1,046,212
3.45% due 09/15/21	989,000	1,039,182
5.90% due 11/01/21	845,000	986,766

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 37.7% (continued)
Simon Property Group, LP
3.38% due 03/15/22	$1,342,000	$1,431,627
2.50% due 07/15/21	1,000,000	1,030,487
4.13% due 12/01/21	543,000	600,915
Citigroup, Inc.
2.70% due 03/30/21	2,700,000	2,758,080
Barclays plc
3.25% due 01/12/21	2,500,000	2,554,860
American Express Credit Corp.
2.25% due 05/05/21	2,500,000	2,545,570
Credit Suisse NY
3.00% due 10/29/21	2,450,000	2,531,200
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
4.50% due 05/15/21	1,239,000	1,311,791
5.00% due 10/01/21	1,000,000	1,080,000
Ventas Realty, LP / Ventas Capital Corp.
4.25% due 03/01/22	1,182,000	1,276,006
4.75% due 06/01/21	689,000	767,852
Santander UK Group Holdings plc
3.13% due 01/08/21	1,900,000	1,932,566
Capital One North America/Mclean VA
2.95% due 07/23/21	1,750,000	1,810,594
Royal Bank of Canada
2.50% due 01/19/21	1,700,000	1,753,735
ERP Operating, LP
4.63% due 12/15/21	1,500,000	1,684,106
Capital One Financial Corp.
4.75% due 07/15/21	1,485,000	1,660,968
American International Group, Inc.
3.30% due 03/01/21	1,500,000	1,576,320
BB&T Corp.
2.05% due 05/10/21	1,500,000	1,513,899
Welltower, Inc.
5.25% due 01/15/22	1,289,000	1,461,960
Svenska Handelsbanken AB
2.45% due 03/30/21	1,400,000	1,436,953
Berkshire Hathaway, Inc.
3.75% due 08/15/21	1,237,000	1,358,401
Regions Financial Corp.
3.20% due 02/08/21	1,300,000	1,350,063
Willis Towers Watson plc
5.75% due 03/15/21	1,197,000	1,349,589
Fifth Third Bank/Cincinnati OH
2.88% due 10/01/21	1,227,000	1,283,049
Air Lease Corp.
3.88% due 04/01/21	747,000	789,019
3.75% due 02/01/22	444,000	464,676
KeyCorp
5.10% due 03/24/21	1,088,000	1,230,156
Citizens Bank North America/Providence RI
2.55% due 05/13/21	1,200,000	1,223,414

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 37.7% (continued)
Boston Properties, LP
4.13% due 05/15/21	$1,091,000	$1,192,983
State Street Corp.
4.38% due 03/07/21	689,000	765,867
1.95% due 05/19/21	400,000	404,258
Lloyds Bank plc
6.38% due 01/21/21	985,000	1,156,001
Progressive Corp.
3.75% due 08/23/21	1,043,000	1,137,784
Private Export Funding Corp.
4.30% due 12/15/21	1,000,000	1,136,136
MetLife, Inc.
4.75% due 02/08/21	1,000,000	1,124,687
Crown Castle International Corp.
3.40% due 02/15/21	1,000,000	1,049,096
Synchrony Financial
3.75% due 08/15/21	993,000	1,043,280
Northern Trust Corp.
3.38% due 08/23/21	971,000	1,042,093
US Bancorp
4.13% due 05/24/21	936,000	1,040,656
BPCE S.A.
2.65% due 02/03/21	1,000,000	1,034,036
Skandinaviska Enskilda Banken AB
2.63% due 03/15/21	1,000,000	1,032,859
Lloyds Banking Group plc
3.10% due 07/06/21	1,000,000	1,022,441
BlackRock, Inc.
4.25% due 05/24/21	837,000	933,812
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	837,000	927,850
Marsh & McLennan Companies, Inc.
4.80% due 07/15/21	788,000	875,301
Jefferies Group LLC
6.88% due 04/15/21	689,000	791,703
PNC Bank North America
2.15% due 04/29/21	600,000	608,939
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	522,836
Discover Bank/Greenwood DE
3.20% due 08/09/21	500,000	514,591
Kimco Realty Corp.
3.20% due 05/01/21	493,000	513,046
International Lease Finance Corp.
4.63% due 04/15/21	92,000	97,796
Total Financial		159,664,277
Consumer, Non-cyclical - 13.9%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	10,500,000	10,838,868

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 13.9% (continued)
Amgen, Inc.
3.88% due 11/15/21	$2,273,000	$2,477,770
4.10% due 06/15/21	1,289,000	1,415,056
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	1,789,000	1,905,153
4.50% due 03/01/21	1,483,000	1,640,591
UnitedHealth Group, Inc.
3.38% due 11/15/21	1,091,000	1,174,496
2.88% due 12/15/21	1,085,000	1,143,599
2.88% due 03/15/22	1,065,000	1,116,044
Gilead Sciences, Inc.
4.40% due 12/01/21	2,027,000	2,279,003
4.50% due 04/01/21	891,000	996,655
Sanofi
4.00% due 03/29/21	2,675,000	2,956,108
Altria Group, Inc.
4.75% due 05/05/21	2,379,000	2,705,948
Express Scripts Holding Co.
4.75% due 11/15/21	2,306,000	2,598,064
AbbVie, Inc.
2.30% due 05/14/21	2,000,000	2,023,056
Ecolab, Inc.
4.35% due 12/08/21	1,533,000	1,724,895
Coca-Cola Co.
3.30% due 09/01/21	1,577,000	1,702,642
Philip Morris International, Inc.
2.90% due 11/15/21	1,591,000	1,676,133
Unilever Capital Corp.
4.25% due 02/10/21	1,500,000	1,672,287
PepsiCo, Inc.
3.00% due 08/25/21	1,493,000	1,601,092
General Mills, Inc.
3.15% due 12/15/21	1,387,000	1,475,172
Becton Dickinson and Co.
3.13% due 11/08/21	1,183,000	1,249,081
ADT Corp.
6.25% due 10/15/21	1,085,000	1,193,500
Total System Services, Inc.
3.80% due 04/01/21	1,000,000	1,061,944
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	894,000	988,570
Coventry Health Care, Inc.
5.45% due 06/15/21	837,000	953,447
Aetna, Inc.
4.13% due 06/01/21	845,000	914,074
Kroger Co.
2.95% due 11/01/21	837,000	875,972
AmerisourceBergen Corp.
3.50% due 11/15/21	789,000	843,907
Medtronic, Inc.
3.13% due 03/15/22	763,000	808,426
Cigna Corp.
4.00% due 02/15/22	739,000	799,761
JM Smucker Co.
3.50% due 10/15/21	739,000	794,530
Anthem, Inc.
3.70% due 08/15/21	739,000	792,542

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 13.9% (continued)
Quest Diagnostics, Inc.
4.70% due 04/01/21	$591,000	$650,229
Perrigo Finance Unlimited Co.
3.50% due 12/15/21	500,000	514,161
Archer-Daniels-Midland Co.
4.48% due 03/01/21	438,000	492,058
Procter & Gamble Co.
1.85% due 02/02/21	450,000	458,666
Campbell Soup Co.
4.25% due 04/15/21	395,000	434,504
Total Consumer, Non-cyclical		58,948,004
Communications - 10.9%
Verizon Communications, Inc.
3.50% due 11/01/21	2,577,000	2,775,259
4.60% due 04/01/21	2,279,000	2,548,515
3.00% due 11/01/21	1,879,000	1,974,769
3.45% due 03/15/21	1,281,000	1,368,956
AT&T, Inc.
3.88% due 08/15/21	2,621,000	2,846,201
5.00% due 03/01/21	2,281,000	2,567,343
4.45% due 05/15/21	2,281,000	2,515,202
2.80% due 02/17/21	500,000	516,171
Cisco Systems, Inc.
2.20% due 02/28/21	2,900,000	2,980,518
2.90% due 03/04/21	739,000	780,843
NBCUniversal Media LLC
4.38% due 04/01/21	2,877,000	3,221,143
Time Warner, Inc.
4.75% due 03/29/21	1,689,000	1,896,697
4.70% due 01/15/21	985,000	1,100,263
Telefonica Emisiones SAU
5.46% due 02/16/21	2,078,000	2,375,750
Walt Disney Co.
2.75% due 08/16/21	1,091,000	1,150,475
3.75% due 06/01/21	493,000	541,526
2.30% due 02/12/21	500,000	517,526
Viacom, Inc.
4.50% due 03/01/21	993,000	1,084,368
3.88% due 12/15/21	591,000	631,601
Amazon.com, Inc.
3.30% due 12/05/21	1,585,000	1,707,717
eBay, Inc.
2.88% due 08/01/21[1]	1,481,000	1,524,897
Orange S.A.
4.13% due 09/14/21	1,287,000	1,421,426
Qwest Corp.
6.75% due 12/01/21	1,189,000	1,328,993
21st Century Fox America, Inc.
4.50% due 02/15/21	1,188,000	1,322,975
Time Warner Cable, Inc.
4.00% due 09/01/21	1,183,000	1,262,967
Alphabet, Inc.
3.63% due 05/19/21	887,000	972,999
Discovery Communications LLC
4.38% due 06/15/21	837,000	907,461
Vodafone Group plc
4.38% due 03/16/21	795,000	875,916

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 10.9% (continued)
WPP Finance 2010
4.75% due 11/21/21	$689,000	$766,532
CBS Corp.
3.38% due 03/01/22	608,000	637,074
Total Communications		46,122,083
Consumer, Cyclical - 9.0%
Ford Motor Credit Company LLC
5.88% due 08/02/21	3,150,000	3,627,919
5.75% due 02/01/21	1,500,000	1,699,053
3.20% due 01/15/21	1,500,000	1,549,862
Toyota Motor Credit Corp.
1.90% due 04/08/21	2,000,000	2,031,298
3.40% due 09/15/21	1,437,000	1,551,667
2.75% due 05/17/21	789,000	826,236
4.25% due 01/11/21	591,000	653,996
General Motors Financial Company, Inc.
4.38% due 09/25/21	1,813,000	1,937,319
4.20% due 03/01/21	1,703,000	1,800,011
Home Depot, Inc.
2.00% due 04/01/21	2,000,000	2,043,328
4.40% due 04/01/21	1,429,000	1,602,396
CVS Health Corp.
2.13% due 06/01/21	2,000,000	2,025,622
4.13% due 05/15/21	689,000	756,135
Gap, Inc.
5.95% due 04/12/21[1]	1,733,000	1,880,277
Lowe's Companies, Inc.
3.80% due 11/15/21	845,000	929,024
3.75% due 04/15/21	745,000	816,591
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	1,615,000	1,709,140
Wal-Mart Stores, Inc.
4.25% due 04/15/21	1,487,000	1,673,018
Nordstrom, Inc.
4.00% due 10/15/21	1,197,000	1,284,418
Newell Brands, Inc.
3.15% due 04/01/21	1,200,000	1,254,124
Kohl's Corp.
4.00% due 11/01/21	1,091,000	1,157,980
TJX Companies, Inc.
2.75% due 06/15/21	991,000	1,034,812
Wyndham Worldwide Corp.
4.25% due 03/01/22	860,000	915,205
Tupperware Brands Corp.
4.75% due 06/01/21	793,000	858,733
Marriott International, Inc.
2.30% due 01/15/22	773,000	778,926
Johnson Controls, Inc.
4.25% due 03/01/21	545,000	585,837
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	490,000	513,381

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 9.0% (continued)
VF Corp.
3.50% due 09/01/21	$395,000	$425,691
Total Consumer, Cyclical		37,921,999
Energy - 8.1%
BP Capital Markets plc
4.74% due 03/11/21	1,631,000	1,846,763
3.56% due 11/01/21[1]	1,330,000	1,437,423
Noble Energy, Inc.
4.15% due 12/15/21	1,929,000	2,047,121
5.63% due 05/01/21	755,000	788,393
Exxon Mobil Corp.
2.22% due 03/01/21	2,500,000	2,569,147
ConocoPhillips Co.
4.20% due 03/15/21	1,300,000	1,404,257
2.88% due 11/15/21	893,000	919,009
Energy Transfer Partners, LP
5.20% due 02/01/22	1,064,000	1,152,923
4.65% due 06/01/21	739,000	788,327
Marathon Petroleum Corp.
5.13% due 03/01/21	1,641,000	1,831,156
Chevron Corp.
2.10% due 05/16/21	1,600,000	1,630,744
Ensco plc
4.70% due 03/15/21[1]	1,879,000	1,626,275
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	992,000	1,026,369
5.00% due 10/01/21	345,000	375,446
EOG Resources, Inc.
4.10% due 02/01/21	1,089,000	1,179,104
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88% due 03/01/22	1,027,000	1,128,740
Total Capital S.A.
4.13% due 01/28/21	788,000	864,408
4.25% due 12/15/21	197,000	219,599
Equities Corp.
4.88% due 11/15/21	991,000	1,081,722
Encana Corp.
3.90% due 11/15/21	1,091,000	1,081,410
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	1,000,000	1,068,224
Shell International Finance BV
1.88% due 05/10/21	1,000,000	1,005,081
Occidental Petroleum Corp.
3.13% due 02/15/22	918,000	968,063
Total Capital International S.A.
2.75% due 06/19/21	887,000	930,416
Devon Energy Corp.
4.00% due 07/15/21	795,000	831,999
Magellan Midstream Partners, LP
4.25% due 02/01/21	697,000	749,513
SESI LLC
7.13% due 12/15/21	575,000	563,500
Enbridge Energy Partners, LP
4.20% due 09/15/21	542,000	560,366

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 8.1% (continued)
Halliburton Co.
3.25% due 11/15/21	$493,000	$512,213
Canadian Natural Resources Ltd.
3.45% due 11/15/21	493,000	504,594
Western Gas Partners, LP
5.38% due 06/01/21	443,000	481,936
Nabors Industries, Inc.
4.63% due 09/15/21	493,000	470,428
Williams Partners, LP
4.00% due 11/15/21	395,000	407,017
Baker Hughes, Inc.
3.20% due 08/15/21	254,000	264,966
Total Energy		34,316,652
Technology - 6.9%
Apple, Inc.
2.85% due 05/06/21	3,957,000	4,179,311
2.25% due 02/23/21	3,000,000	3,082,641
Oracle Corp.
1.90% due 09/15/21	4,300,000	4,317,440
2.80% due 07/08/21	2,175,000	2,280,292
Hewlett-Packard Co.
4.65% due 12/09/21	2,077,000	2,272,539
4.30% due 06/01/21	1,437,000	1,553,140
4.38% due 09/15/21	1,437,000	1,551,736
Intel Corp.
3.30% due 10/01/21	2,873,000	3,104,874
International Business Machines Corp.
2.25% due 02/19/21	1,100,000	1,134,006
2.90% due 11/01/21	700,000	740,919
Xerox Corp.
4.50% due 05/15/21	1,281,000	1,340,294
NetApp, Inc.
3.38% due 06/15/21	993,000	1,035,033
Applied Materials, Inc.
4.30% due 06/15/21	843,000	939,070
KLA-Tencor Corp.
4.13% due 11/01/21	739,000	795,092
Xilinx, Inc.
3.00% due 03/15/21	595,000	621,879
Microsoft Corp.
4.00% due 02/08/21	295,000	327,363
Total Technology		29,275,629
Industrial - 5.8%
General Electric Co.
4.65% due 10/17/21	2,660,000	3,039,463
5.30% due 02/11/21	2,439,000	2,809,513
4.63% due 01/07/21	2,020,000	2,283,319
John Deere Capital Corp.
3.15% due 10/15/21	894,000	952,823
3.90% due 07/12/21	492,000	541,502
2.80% due 03/04/21	394,000	410,935
2.55% due 01/08/21	300,000	310,712
United Parcel Service, Inc.
3.13% due 01/15/21	1,879,000	2,008,643
Lockheed Martin Corp.
3.35% due 09/15/21	1,585,000	1,697,191

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 5.8% (continued)
Caterpillar, Inc.
3.90% due 05/27/21	$1,331,000	$1,465,114
Honeywell International, Inc.
4.25% due 03/01/21	1,091,000	1,219,904
Emerson Electric Co.
2.63% due 12/01/21	886,000	928,068
Tyco Electronics Group S.A.
3.50% due 02/03/22	779,000	820,141
General Dynamics Corp.
3.88% due 07/15/21	739,000	813,261
Northrop Grumman Corp.
3.50% due 03/15/21	689,000	738,580
Fluor Corp.
3.38% due 09/15/21	662,000	709,755
Republic Services, Inc.
5.25% due 11/15/21	591,000	682,690
Norfolk Southern Corp.
3.25% due 12/01/21	591,000	625,755
Joy Global, Inc.
5.13% due 10/15/21	517,000	558,990
Amphenol Corp.
4.00% due 02/01/22	493,000	528,046
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	497,000	527,082
Xylem, Inc.
4.88% due 10/01/21	350,000	380,278
PerkinElmer, Inc.
5.00% due 11/15/21	345,000	379,587
Vulcan Materials Co.
7.50% due 06/15/21	185,000	227,550
Total Industrial		24,658,902
Basic Materials - 4.7%
EI du Pont de Nemours & Co.
3.63% due 01/15/21	1,631,000	1,754,405
4.25% due 04/01/21	498,000	549,252
Barrick North America Finance LLC
4.40% due 05/30/21	2,025,000	2,216,601
Praxair, Inc.
4.05% due 03/15/21	845,000	930,418
3.00% due 09/01/21	697,000	737,193
2.45% due 02/15/22	400,000	410,899
International Paper Co.
4.75% due 02/15/22	1,380,000	1,533,371
7.50% due 08/15/21	395,000	485,223
Dow Chemical Co.
4.13% due 11/15/21	1,585,000	1,736,276
Newmont Mining Corp.
3.50% due 03/15/22	1,665,000	1,733,320

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Basic Materials - 4.7% (continued)
LyondellBasell Industries N.V.
6.00% due 11/15/21	$1,400,000	$1,635,801
Alcoa, Inc.
5.40% due 04/15/21	1,483,000	1,578,935
Rio Tinto Finance USA plc
3.50% due 03/22/22	1,131,000	1,205,920
Monsanto Co.
2.75% due 07/15/21	985,000	1,010,947
Goldcorp, Inc.
3.63% due 06/09/21	893,000	943,249
Kinross Gold Corp.
5.13% due 09/01/21	745,000	772,938
Freeport-McMoRan, Inc.
4.00% due 11/14/21	543,000	499,560
Teck Resources Ltd.
4.50% due 01/15/21	258,000	247,035
Total Basic Materials		19,981,343
Utilities - 1.8%
Southern Co.
2.35% due 07/01/21	2,000,000	2,028,785
Duke Energy Corp.
3.55% due 09/15/21	891,000	956,855
Duke Energy Progress LLC
3.00% due 09/15/21	895,000	950,125
Puget Energy, Inc.
6.00% due 09/01/21	645,000	745,801
Southern California Edison Co.
3.88% due 06/01/21	640,000	701,860
National Fuel Gas Co.
4.90% due 12/01/21	644,000	696,425
Duke Energy Carolinas LLC
3.90% due 06/15/21	591,000	650,332
Ohio Power Co.
5.38% due 10/01/21	492,000	560,825
Dominion Resources, Inc.
4.45% due 03/15/21	344,000	380,009
Total Utilities		7,671,017
Total Corporate Bonds
(Cost $406,883,555)		418,559,906

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.3355%	1,110,593	1,110,593
Total Securities Lending Collateral
(Cost $1,110,593)		1,110,593
Total Investments - 99.1%
(Cost $407,994,148)		$419,670,499
Other Assets & Liabilities, net - 0.9%		3,636,907
Total Net Assets - 100.0%		$423,307,406

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

Other Information (unaudited)

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dated in 2021.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$418,559,906	$—	$418,559,906
Securities Lending Collateral	1,110,593	—	—	1,110,593
Total	$1,110,593	$418,559,906	$—	$419,670,499

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 26.9%
JPMorgan Chase & Co.
4.50% due 01/24/22	$4,137,000	$4,588,118
3.25% due 09/23/22	3,127,000	3,287,872
Goldman Sachs Group, Inc.
5.75% due 01/24/22	5,416,000	6,292,974
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	3,499,000	3,827,357
3.95% due 11/09/22	2,000,000	2,102,722
Citigroup, Inc.
4.50% due 01/14/22	3,091,000	3,424,018
4.05% due 07/30/22	806,000	859,180
Barclays Bank plc
7.63% due 11/21/22	3,750,000	4,218,280
HSBC Holdings plc
4.00% due 03/30/22	2,554,000	2,736,044
4.88% due 01/14/22	994,000	1,106,735
Bank of America Corp.
5.70% due 01/24/22	2,840,000	3,319,523
Wells Fargo & Co.
3.50% due 03/08/22	3,056,000	3,266,723
UBS AG/Stamford CT
7.63% due 08/17/22	2,400,000	2,817,840
Visa, Inc.
2.80% due 12/14/22	2,500,000	2,627,817
Royal Bank of Scotland Group plc
6.13% due 12/15/22	2,430,000	2,600,972
US Bancorp
2.95% due 07/15/22	1,550,000	1,615,649
3.00% due 03/15/22	835,000	883,943
Morgan Stanley
4.88% due 11/01/22	2,148,000	2,386,179
General Electric Capital Corp.
3.15% due 09/07/22	2,085,000	2,229,445
PNC Financial Services Group, Inc.
3.30% due 03/08/22	1,399,000	1,489,577
2.85% due 11/09/22[1]	705,000	726,037
International Lease Finance Corp.
8.63% due 01/15/22	900,000	1,121,625
5.88% due 08/15/22	900,000	1,019,250
Boston Properties LP
3.85% due 02/01/23	1,909,000	2,059,334
Chubb INA Holdings, Inc.
2.88% due 11/03/22	1,909,000	2,012,456
American International Group, Inc.
4.88% due 06/01/22	1,780,000	1,996,941
Bank of Montreal
2.55% due 11/06/22	1,925,000	1,981,481
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
3.95% due 02/01/22	1,200,000	1,248,000
4.63% due 07/01/22	600,000	639,000
American Express Co.
2.65% due 12/02/22	1,726,000	1,774,024

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 26.9% (continued)
PNC Bank North America
2.70% due 11/01/22	$1,250,000	$1,274,271
2.95% due 01/30/23	406,000	421,451
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	1,565,000	1,657,704
CME Group, Inc.
3.00% due 09/15/22	1,344,000	1,424,280
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,308,868
Huntington Bancshares, Inc.
2.30% due 01/14/22	1,300,000	1,296,533
HCP, Inc.
4.00% due 12/01/22	1,159,000	1,223,808
Private Export Funding Corp.
2.80% due 05/15/22	1,114,000	1,182,637
Simon Property Group, LP
2.75% due 02/01/23	1,100,000	1,135,648
Crown Castle International Corp.
4.88% due 04/15/22	886,000	987,801
TD Ameritrade Holding Corp.
2.95% due 04/01/22	909,000	947,866
Kimco Realty Corp.
3.40% due 11/01/22	900,000	945,010
Northern Trust Corp.
2.38% due 08/02/22	886,000	907,126
People's United Financial, Inc.
3.65% due 12/06/22	876,000	891,792
Invesco Finance plc
3.13% due 11/30/22	802,000	832,830
Berkshire Hathaway, Inc.
3.40% due 01/31/22	723,000	780,504
MetLife, Inc.
3.05% due 12/15/22	735,000	767,897
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	594,000	674,288
Discover Financial Services
3.85% due 11/21/22	626,000	648,520
BlackRock, Inc.
3.38% due 06/01/22	544,000	586,919
Voya Financial, Inc.
5.50% due 07/15/22	483,000	545,641
American Tower Corp.
4.70% due 03/15/22	483,000	535,527
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	483,000	523,825
Hospitality Properties Trust
5.00% due 08/15/22	481,000	522,474
Brixmor Operating Partnership, LP
3.88% due 08/15/22	365,000	381,909
Fifth Third Bancorp
3.50% due 03/15/22	344,000	364,051

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 26.9% (continued)
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	$127,000	$130,763
Total Financial		93,159,059
Consumer, Non-cyclical - 22.1%
Anheuser-Busch InBev Finance, Inc.
3.30% due 02/01/23	7,300,000	7,672,367
AbbVie, Inc.
2.90% due 11/06/22	3,885,000	3,999,484
3.20% due 11/06/22	1,286,000	1,346,594
Merck & Co., Inc.
2.35% due 02/10/22	2,061,000	2,124,285
2.40% due 09/15/22	1,825,000	1,886,167
Actavis Funding SCS
3.45% due 03/15/22	3,674,000	3,852,916
Medtronic, Inc.
3.15% due 03/15/22	3,216,000	3,420,627
3.13% due 03/15/22	225,000	238,396
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	3,291,000	3,361,546
Kraft Heinz Foods Co.
3.50% due 06/06/22	2,597,000	2,779,517
Celgene Corp.
3.25% due 08/15/22	1,399,000	1,462,512
3.55% due 08/15/22	1,209,000	1,288,890
PepsiCo, Inc.
2.75% due 03/05/22	1,565,000	1,644,398
3.10% due 07/17/22	900,000	958,082
GlaxoSmithKline Capital plc
2.85% due 05/08/22	2,443,000	2,577,258
Altria Group, Inc.
2.85% due 08/09/22	2,222,000	2,335,720
Actavis, Inc.
3.25% due 10/01/22	1,945,000	2,022,666
Novartis Capital Corp.
2.40% due 09/21/22	1,739,000	1,812,170
Amgen, Inc.
3.63% due 05/15/22	918,000	988,397
2.70% due 05/01/22	797,000	821,071
Zoetis, Inc.
3.25% due 02/01/23	1,650,000	1,701,021
UnitedHealth Group, Inc.
3.35% due 07/15/22	1,231,000	1,327,080
2.75% due 02/15/23	300,000	311,217
HCA, Inc.
5.88% due 03/15/22	1,452,000	1,600,830
Anthem, Inc.
3.13% due 05/15/22	1,507,000	1,568,488
Express Scripts Holding Co.
3.90% due 02/15/22	1,341,000	1,447,780
Gilead Sciences, Inc.
3.25% due 09/01/22	1,273,000	1,357,404
Tyson Foods, Inc.
4.50% due 06/15/22	1,204,000	1,334,015

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 22.1% (continued)
Procter & Gamble Co.
2.30% due 02/06/22	$1,252,000	$1,297,982
Catholic Health Initiatives
2.95% due 11/01/22	1,194,000	1,208,809
ConAgra Foods, Inc.
3.20% due 01/25/23	1,057,000	1,103,625
Reynolds American, Inc.
4.00% due 06/12/22	970,000	1,064,405
Diageo Investment Corp.
2.88% due 05/11/22	946,000	991,419
Biogen, Inc.
3.63% due 09/15/22	909,000	974,319
Philip Morris International, Inc.
2.50% due 08/22/22	933,000	961,142
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	923,000	954,179
Bristol-Myers Squibb Co.
2.00% due 08/01/22	925,000	935,111
Abbott Laboratories
2.55% due 03/15/22	886,000	908,186
Covidien International Finance S.A.
3.20% due 06/15/22	844,000	894,124
Aetna, Inc.
2.75% due 11/15/22	855,000	869,392
ADT Corp.
3.50% due 07/15/22	900,000	866,250
Laboratory Corporation of America Holdings
3.20% due 02/01/22	349,000	363,119
3.75% due 08/23/22	341,000	362,112
Thermo Fisher Scientific, Inc.
3.15% due 01/15/23	700,000	720,721
Molson Coors Brewing Co.
3.50% due 05/01/22[2]	661,000	707,043
Clorox Co.
3.05% due 09/15/22	627,000	657,678
Colgate-Palmolive Co.
2.30% due 05/03/22	630,000	654,148
Block Financial LLC
5.50% due 11/01/22	483,000	524,182
Humana, Inc.
3.15% due 12/01/22	483,000	503,190
Equifax, Inc.
3.30% due 12/15/22	449,000	470,889
Boston Scientific Corp.
3.38% due 05/15/22	444,000	466,253
Kroger Co.
3.40% due 04/15/22	344,000	365,533
Moody's Corp.
4.50% due 09/01/22	299,000	332,547
Total Consumer, Non-cyclical		76,397,256
Energy - 11.0%
BP Capital Markets plc
3.25% due 05/06/22	2,493,000	2,642,516
2.50% due 11/06/22	1,425,000	1,445,920
3.06% due 03/17/22	1,200,000	1,261,729

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 11.0% (continued)
Chevron Corp.
2.36% due 12/05/22	$2,564,000	$2,629,647
2.41% due 03/03/22	173,000	177,961
Williams Partners, LP
3.60% due 03/15/22	1,561,000	1,561,457
3.35% due 08/15/22	1,030,000	1,008,999
Phillips 66
4.30% due 04/01/22	2,079,000	2,294,931
National Oilwell Varco, Inc.
2.60% due 12/01/22	1,785,000	1,683,125
Enterprise Products Operating LLC
3.35% due 03/15/23	800,000	829,969
4.05% due 02/15/22	695,000	751,137
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/22	927,000	1,018,833
5.00% due 10/01/22	444,000	472,648
Continental Resources, Inc.
5.00% due 09/15/22	1,477,000	1,436,382
Exxon Mobil Corp.
2.40% due 03/06/22	1,386,000	1,430,048
Shell International Finance BV
2.38% due 08/21/22	1,303,000	1,330,591
Devon Energy Corp.
3.25% due 05/15/22[2]	1,334,000	1,326,388
Apache Corp.
3.25% due 04/15/22	1,244,000	1,279,593
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,194,000	1,198,721
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	968,000	1,004,076
Southwestern Energy Co.
4.10% due 03/15/22	1,083,000	990,945
Total Capital International S.A.
2.88% due 02/17/22	948,000	987,244
ONEOK Partners, LP
3.38% due 10/01/22	925,000	933,265
ConocoPhillips Co.
2.40% due 12/15/22	925,000	923,716
Murphy Oil Corp.
4.00% due 06/01/22	483,000	450,486
4.70% due 12/01/22	418,000	395,694
Williams Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	786,000	817,313
Marathon Oil Corp.
2.80% due 11/01/22	881,000	807,198
Western Gas Partners, LP
4.00% due 07/01/22	712,000	726,044
Newfield Exploration Co.
5.75% due 01/30/22	652,000	679,710
FMC Technologies, Inc.
3.45% due 10/01/22	704,000	675,710
Husky Energy, Inc.
3.95% due 04/15/22	483,000	511,584

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 11.0% (continued)
Occidental Petroleum Corp.
2.70% due 02/15/23	$500,000	$510,168
Weatherford International Ltd.
4.50% due 04/15/22[2]	594,000	495,990
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.65% due 06/01/22	449,000	454,696
Rowan Companies, Inc.
4.88% due 06/01/22	483,000	417,695
Pioneer Natural Resources Co.
3.95% due 07/15/22	278,000	293,393
Cenovus Energy, Inc.
3.00% due 08/15/22	168,000	160,572
Total Energy		38,016,094
Communications - 10.3%
AT&T, Inc.
3.00% due 06/30/22	3,427,000	3,538,325
3.60% due 02/17/23	3,300,000	3,491,136
3.00% due 02/15/22	2,165,000	2,236,023
2.63% due 12/01/22	1,863,000	1,886,686
3.80% due 03/15/22	1,420,000	1,526,300
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	1,695,000	2,385,376
Verizon Communications, Inc.
2.45% due 11/01/22	2,339,000	2,379,844
eBay, Inc.
2.60% due 07/15/22	1,549,000	1,567,346
3.80% due 03/09/22	500,000	535,177
Comcast Corp.
3.13% due 07/15/22	1,020,000	1,090,717
1.63% due 01/15/22	1,000,000	994,803
Omnicom Group, Inc.
3.63% due 05/01/22	1,452,000	1,545,834
America Movil SAB de CV
3.13% due 07/16/22	1,350,000	1,400,833
Amazon.com, Inc.
2.50% due 11/29/22	1,313,000	1,357,733
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	1,206,000	1,299,393
Time Warner, Inc.
4.00% due 01/15/22	620,000	677,731
3.40% due 06/15/22	563,000	598,394
21st Century Fox America, Inc.
3.00% due 09/15/22	1,182,000	1,233,483
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,046,000	1,074,588
Vodafone Group plc
2.50% due 09/26/22	1,050,000	1,064,692
Motorola Solutions, Inc.
3.75% due 05/15/22	844,000	868,149
Walt Disney Co.
2.35% due 12/01/22	802,000	833,355
Rogers Communications, Inc.
3.00% due 03/15/23	700,000	731,451

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 10.3% (continued)
Cisco Systems, Inc.
3.00% due 06/15/22	$672,000	$717,852
WPP Finance 2010
3.63% due 09/07/22	585,000	622,150
Discovery Communications LLC
3.30% due 05/15/22	127,000	129,607
Total Communications		35,786,978
Industrial - 9.5%
United Technologies Corp.
3.10% due 06/01/22	2,791,000	3,002,025
General Electric Co.
2.70% due 10/09/22	2,776,000	2,903,698
Eaton Corp.
2.75% due 11/02/22	1,865,000	1,929,344
Raytheon Co.
2.50% due 12/15/22	1,726,000	1,798,143
Burlington Northern Santa Fe LLC
3.00% due 03/15/23	850,000	899,798
3.05% due 09/01/22	783,000	829,604
Precision Castparts Corp.
2.50% due 01/15/23	1,500,000	1,556,927
General Dynamics Corp.
2.25% due 11/15/22	1,451,000	1,488,939
3M Co.
2.00% due 06/26/22	1,411,000	1,439,333
Norfolk Southern Corp.
3.00% due 04/01/22	675,000	707,437
2.90% due 02/15/23	680,000	705,764
United Parcel Service, Inc.
2.45% due 10/01/22	1,255,000	1,312,359
ABB Finance USA, Inc.
2.88% due 05/08/22	1,199,000	1,260,593
Republic Services, Inc.
3.55% due 06/01/22	1,097,000	1,178,701
Koninklijke Philips N.V.
3.75% due 03/15/22	1,078,000	1,162,431
Deere & Co.
2.60% due 06/08/22	1,052,000	1,091,303
Union Pacific Corp.
4.16% due 07/15/22	900,000	1,014,732
Stanley Black & Decker, Inc.
2.90% due 11/01/22	888,000	934,542
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	869,000	914,070
Waste Management, Inc.
2.90% due 09/15/22	679,000	711,298
John Deere Capital Corp.
2.75% due 03/15/22	667,000	694,312
Caterpillar, Inc.
2.60% due 06/26/22	644,000	671,659
FedEx Corp.
2.63% due 08/01/22	649,000	669,085
Emerson Electric Co.
2.63% due 02/15/23	508,000	528,355
Jabil Circuit, Inc.
4.70% due 09/15/22	489,000	513,817

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 9.5% (continued)
Caterpillar Financial Services Corp.
2.85% due 06/01/22	$481,000	$503,517
Flowserve Corp.
3.50% due 09/15/22	490,000	500,719
Lockheed Martin Corp.
3.10% due 01/15/23	451,000	476,799
Roper Technologies, Inc.
3.13% due 11/15/22	451,000	462,396
Owens Corning
4.20% due 12/15/22	418,000	446,843
Pentair Finance S.A.
3.15% due 09/15/22	418,000	414,197
Total Industrial		32,722,740
Technology - 7.9%
Oracle Corp.
2.50% due 10/15/22	3,278,000	3,372,538
2.50% due 05/15/22	3,011,000	3,092,460
Apple, Inc.
2.85% due 02/23/23	1,850,000	1,945,391
2.15% due 02/09/22	1,841,000	1,880,501
2.70% due 05/13/22	1,655,000	1,731,180
Microsoft Corp.
2.38% due 02/12/22	1,304,000	1,347,109
2.13% due 11/15/22	1,327,000	1,345,991
2.65% due 11/03/22	1,209,000	1,265,460
Intel Corp.
2.70% due 12/15/22	1,812,000	1,897,906
3.10% due 07/29/22	886,000	947,456
International Business Machines Corp.
2.88% due 11/09/22	1,650,000	1,737,645
1.88% due 08/01/22	900,000	899,592
QUALCOMM, Inc.
3.00% due 05/20/22	2,496,000	2,629,596
Fidelity National Information Services, Inc.
4.50% due 10/15/22	851,000	945,659
Fiserv, Inc.
3.50% due 10/01/22	772,000	820,178
HP, Inc.
4.05% due 09/15/22	689,000	726,309
Texas Instruments, Inc.
1.85% due 05/15/22	500,000	498,439
Maxim Integrated Products, Inc.
3.38% due 03/15/23	200,000	205,317
Total Technology		27,288,727
Consumer, Cyclical - 5.6%
CVS Health Corp.
3.50% due 07/20/22	1,832,000	1,971,709
2.75% due 12/01/22	1,474,000	1,525,528
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,500,000	1,624,670
3.22% due 01/09/22	900,000	928,497
Toyota Motor Credit Corp.
3.30% due 01/12/22	1,378,000	1,477,747
2.80% due 07/13/22	400,000	419,956

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 5.6% (continued)
General Motors Financial Company, Inc.
3.45% due 04/10/22	$1,686,000	$1,720,720
Home Depot, Inc.
2.63% due 06/01/22	1,513,000	1,576,236
Walgreen Co.
3.10% due 09/15/22	1,311,000	1,363,917
Target Corp.
2.90% due 01/15/22	1,111,000	1,176,894
McDonald's Corp.
2.63% due 01/15/22	919,000	948,348
NVR, Inc.
3.95% due 09/15/22	815,000	860,208
Lowe's Companies, Inc.
3.12% due 04/15/22	740,000	787,898
Staples, Inc.
4.38% due 01/12/23[2]	700,000	722,310
Mohawk Industries, Inc.
3.85% due 02/01/23	687,000	721,788
Costco Wholesale Corp.
2.25% due 02/15/22	613,000	630,369
AutoZone, Inc.
3.70% due 04/15/22	563,000	601,929
Starbucks Corp.
2.70% due 06/15/22	444,000	466,683
Total Consumer, Cyclical		19,525,407
Basic Materials - 3.4%
Freeport-McMoRan, Inc.
3.55% due 03/01/22	2,500,000	2,193,750
Rio Tinto Finance USA plc
2.88% due 08/21/22	1,268,000	1,306,417
3.50% due 03/22/22	571,000	608,824
Dow Chemical Co.
3.00% due 11/15/22	1,472,000	1,527,251
Eastman Chemical Co.
3.60% due 08/15/22	1,104,000	1,162,513
Praxair, Inc.
2.20% due 08/15/22	749,000	761,664
2.70% due 02/21/23	349,000	360,548
Agrium, Inc.
3.15% due 10/01/22	1,063,000	1,096,970
Alcoa, Inc.
5.87% due 02/23/22	800,000	870,000

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 3.4% (continued)
Syngenta Finance N.V.
3.13% due 03/28/22	$601,000	$617,577
Nucor Corp.
4.13% due 09/15/22	483,000	528,798
Teck Resources Ltd.
4.75% due 01/15/22[2]	487,000	457,931
Goldcorp, Inc.
3.70% due 03/15/23	400,000	418,380
Total Basic Materials		11,910,623
Utilities - 2.3%
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,077,000	1,368,886
FirstEnergy Corp.
4.25% due 03/15/23	1,051,000	1,113,666
NiSource Finance Corp.
6.13% due 03/01/22	799,000	952,066
Entergy Corp.
4.00% due 07/15/22	857,000	923,361
Duke Energy Corp.
3.05% due 08/15/22	858,000	899,643
Sempra Energy
2.88% due 10/01/22	744,000	770,509
Virginia Electric & Power Co.
2.75% due 03/15/23	600,000	622,879
Exelon Generation Company LLC
4.25% due 06/15/22	483,000	518,358
Southern California Edison Co.
1.85% due 02/01/22	502,857	503,647
Duke Energy Progress, Inc.
2.80% due 05/15/22	427,000	447,427
Total Utilities		8,120,442
Total Corporate Bonds
(Cost $334,211,703)		342,927,326

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.3327%	1,185,950	$1,185,950
Total Securities Lending Collateral
(Cost $1,185,950)		1,185,950
Total Investments - 99.3%
(Cost $335,397,653)		$344,113,276
Other Assets & Liabilities, net - 0.7%		2,259,048
Total Net Assets - 100.0%		$346,372,324

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$342,927,326	$—	$342,927,326
Securities Lending Collateral	1,185,950	—	—	1,185,950
Total	$1,185,950	$342,927,326	$—	$344,113,276

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 26.6%
JPMorgan Chase & Co.
3.20% due 01/25/23	$1,900,000	$1,984,171
2.70% due 05/18/23	1,500,000	1,525,697
3.38% due 05/01/23	1,300,000	1,343,762
Bank of America Corp.
3.30% due 01/11/23	2,550,000	2,654,156
4.10% due 07/24/23	1,300,000	1,414,685
Morgan Stanley
3.75% due 02/25/23	1,500,000	1,607,560
4.10% due 05/22/23	1,400,000	1,487,517
Citigroup, Inc.
3.88% due 10/25/23	950,000	1,028,822
3.50% due 05/15/23	900,000	929,020
3.38% due 03/01/23	500,000	523,588
Wells Fargo & Co.
3.45% due 02/13/23	1,000,000	1,049,814
4.13% due 08/15/23	950,000	1,037,866
Royal Bank of Scotland Group plc
6.00% due 12/19/23	1,250,000	1,324,959
6.10% due 06/10/23	500,000	531,968
State Street Corp.
3.70% due 11/20/23	830,000	917,222
3.10% due 05/15/23	700,000	732,433
Berkshire Hathaway, Inc.
2.75% due 03/15/23	800,000	832,749
3.00% due 02/11/23	750,000	798,007
HSBC Holdings plc
3.60% due 05/25/23	1,500,000	1,554,254
Goldman Sachs Group, Inc.
3.63% due 01/22/23	1,400,000	1,486,894
Cooperatieve Rabobank UA
4.63% due 12/01/23	1,000,000	1,085,860
Crown Castle International Corp.
5.25% due 01/15/23	900,000	1,031,067
Capital One Bank USA North America
3.38% due 02/15/23	1,000,000	1,029,566
MetLife, Inc.
4.37% due 09/15/23	800,000	887,424
Boston Properties, LP
3.13% due 09/01/23	700,000	726,410
3.80% due 02/01/24	148,000	159,595
U.S. Bancorp
3.70% due 01/30/24	700,000	771,373
Ameriprise Financial, Inc.
4.00% due 10/15/23	700,000	767,773
HCP, Inc.
4.25% due 11/15/23	700,000	739,148
Fifth Third Bancorp
4.30% due 01/16/24	675,000	727,165
American Tower Corp.
3.50% due 01/31/23	600,000	628,123
CBRE Services, Inc.
5.00% due 03/15/23	550,000	581,109
Loews Corp.
2.63% due 05/15/23	550,000	556,418

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 26.6% (continued)
Prologis, LP
4.25% due 08/15/23	$500,000	$555,502
Realty Income Corp.
4.65% due 08/01/23	500,000	554,778
Sumitomo Mitsui Banking Corp.
3.95% due 07/19/23	500,000	547,962
PNC Bank North America
3.80% due 07/25/23	500,000	540,938
Alexandria Real Estate Equities, Inc.
3.90% due 06/15/23	500,000	522,130
Simon Property Group, LP
3.75% due 02/01/24	475,000	519,393
ERP Operating, LP
3.00% due 04/15/23	500,000	515,261
Weyerhaeuser Co.
4.63% due 09/15/23	450,000	502,479
Jefferies Group LLC
5.13% due 01/20/23	450,000	484,697
Aflac, Inc.
3.63% due 06/15/23	200,000	215,805
Allstate Corp.
3.15% due 06/15/23	200,000	213,123
Capital One Financial Corp.
3.50% due 06/15/23	200,000	209,391
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	200,000	202,885
Total Financial		40,040,519
Consumer, Non-cyclical - 17.4%
Coca-Cola Co.
3.20% due 11/01/23	1,450,000	1,579,673
2.50% due 04/01/23	200,000	207,427
Philip Morris International, Inc.
3.60% due 11/15/23	650,000	716,950
2.63% due 03/06/23	500,000	516,172
2.13% due 05/10/23	500,000	500,996
PepsiCo, Inc.
3.60% due 03/01/24	1,075,000	1,182,067
2.75% due 03/01/23	400,000	422,592
Johnson & Johnson
2.05% due 03/01/23	800,000	816,313
3.38% due 12/05/23	700,000	778,437
Mondelez International, Inc.
4.00% due 02/01/24	1,250,000	1,382,334
Merck & Co., Inc.
2.80% due 05/18/23	1,150,000	1,212,730
Medtronic, Inc.
3.63% due 03/15/24	501,000	549,610
2.75% due 04/01/23	500,000	520,296
Aetna, Inc.
2.80% due 06/15/23	1,000,000	1,024,745
Diageo Capital plc
2.63% due 04/29/23	950,000	986,942
Howard Hughes Corp.
3.50% due 09/01/23	850,000	932,459

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 17.4% (continued)
Thermo Fisher Scientific, Inc.
3.00% due 04/15/23	$500,000	$513,273
4.15% due 02/01/24	375,000	411,918
Anheuser-Busch InBev Finance, Inc.
2.63% due 01/17/23	900,000	920,399
McKesson Corp.
3.80% due 03/15/24	716,000	778,156
Kroger Co.
4.00% due 02/01/24	500,000	552,965
3.85% due 08/01/23	200,000	219,037
Bristol-Myers Squibb Co.
3.25% due 11/01/23	700,000	766,881
Procter & Gamble Co.
3.10% due 08/15/23	700,000	757,833
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	700,000	736,218
Anthem, Inc.
3.30% due 01/15/23	700,000	734,265
HCA, Inc.
4.75% due 05/01/23	700,000	734,125
UnitedHealth Group, Inc.
2.88% due 03/15/23	700,000	732,679
St. Jude Medical, Inc.
3.25% due 04/15/23	700,000	723,242
Reynolds American, Inc.
4.85% due 09/15/23	600,000	689,971
Pfizer, Inc.
3.00% due 06/15/23	550,000	588,981
General Mills, Inc.
3.65% due 02/15/24	500,000	550,065
Colgate-Palmolive Co.
1.95% due 02/01/23	500,000	502,268
Mylan, Inc.
4.20% due 11/29/23	450,000	479,696
AbbVie, Inc.
2.85% due 05/14/23	300,000	305,127
Celgene Corp.
4.00% due 08/15/23	200,000	217,955
Coca-Cola Femsa SAB de CV
3.88% due 11/26/23	200,000	216,336
Total System Services, Inc.
3.75% due 06/01/23	200,000	207,280
Moody's Corp.
4.88% due 02/15/24	175,000	199,979
ADT Corp.
4.13% due 06/15/23	190,000	187,150
Cardinal Health, Inc.
3.20% due 03/15/23	100,000	104,686
Lender Processing Services Inc. / Black Knight Lending Solutions Inc.
5.75% due 04/15/23	34,000	35,955
Total Consumer, Non-cyclical		26,196,183
Energy - 12.5%
Chevron Corp.
3.19% due 06/24/23	1,400,000	1,500,019
2.57% due 05/16/23	600,000	614,055

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 12.5% (continued)
Exxon Mobil Corp.
2.73% due 03/01/23	$1,000,000	$1,044,663
3.18% due 03/15/24	896,000	958,944
BP Capital Markets plc
2.75% due 05/10/23	1,000,000	1,020,594
3.99% due 09/26/23	500,000	551,252
Shell International Finance BV
2.25% due 01/06/23	900,000	906,208
3.40% due 08/12/23	350,000	376,565
Schlumberger Investment S.A.
3.65% due 12/01/23	900,000	981,242
Continental Resources, Inc.
4.50% due 04/15/23	984,000	932,340
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 05/15/23	900,000	913,872
Halliburton Co.
3.50% due 08/01/23	850,000	880,557
Total Capital Canada Ltd.
2.75% due 07/15/23	780,000	805,936
Kinder Morgan Energy Partners, LP
4.15% due 02/01/24	351,000	359,065
3.50% due 09/01/23	200,000	198,516
3.45% due 02/15/23	200,000	198,410
TransCanada PipeLines Ltd.
3.75% due 10/16/23	700,000	749,800
EOG Resources, Inc.
2.63% due 03/15/23	700,000	699,924
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.50% due 04/15/23	450,000	466,068
4.50% due 11/01/23	200,000	202,592
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.85% due 10/15/23	650,000	648,236
Total Capital International S.A.
2.70% due 01/25/23	600,000	623,348
Enterprise Products Operating LLC
3.90% due 02/15/24	499,000	529,414
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.88% due 02/15/23	457,000	446,718
Energy Transfer Partners, LP
3.60% due 02/01/23	450,000	443,876
Enbridge, Inc.
4.00% due 10/01/23	400,000	401,341
Spectra Energy Partners, LP
4.75% due 03/15/24	300,000	334,137
DCP Midstream Operating, LP
3.88% due 03/15/23	250,000	238,750
Williams Partners, LP
4.50% due 11/15/23	200,000	207,941
Buckeye Partners, LP
4.15% due 07/01/23	200,000	202,960

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 12.5% (continued)
Spectra Energy Capital LLC
3.30% due 03/15/23	$200,000	$197,890
Apache Corp.
2.63% due 01/15/23	200,000	197,664
Williams Companies, Inc.
3.70% due 01/15/23	50,000	48,750
Total Energy		18,881,647
Communications - 11.7%
Verizon Communications, Inc.
5.15% due 09/15/23	5,600,000	6,563,358
4.15% due 03/15/24	1,145,000	1,274,508
Comcast Corp.
2.75% due 03/01/23	800,000	835,272
2.85% due 01/15/23	700,000	734,045
Vodafone Group plc
2.95% due 02/19/23	1,100,000	1,141,643
Time Warner Entertainment Company, LP
8.38% due 03/15/23	850,000	1,107,432
Rogers Communications, Inc.
4.10% due 10/01/23	850,000	947,268
NBCUniversal Media LLC
2.88% due 01/15/23	900,000	944,507
Viacom, Inc.
4.25% due 09/01/23	800,000	850,942
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	700,000	754,403
AT&T, Inc.
3.90% due 03/11/24	651,000	699,098
Telefonica Emisiones SAU
4.57% due 04/27/23	350,000	393,752
Motorola Solutions, Inc.
3.50% due 03/01/23	300,000	300,519
Cisco Systems, Inc.
2.60% due 02/28/23	250,000	261,335
Time Warner, Inc.
4.05% due 12/15/23	200,000	221,418
Thomson Reuters Corp.
4.30% due 11/23/23	200,000	220,205
Interpublic Group of Companies, Inc.
3.75% due 02/15/23	200,000	210,713
Historic TW, Inc.
9.15% due 02/01/23	153,000	207,847
Total Communications		17,668,265
Consumer, Cyclical - 9.5%
Home Depot, Inc.
3.75% due 02/15/24	950,000	1,059,257
2.70% due 04/01/23	700,000	731,893
General Motors Financial Co., Inc.
3.70% due 05/09/23	1,000,000	1,021,569
4.25% due 05/15/23	350,000	367,506
CVS Health Corp.
4.00% due 12/05/23	1,200,000	1,327,387
Wal-Mart Stores, Inc.
2.55% due 04/11/23	1,100,000	1,146,376

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 9.5% (continued)
Newell Brands, Inc.
3.85% due 04/01/23	$1,000,000	$1,069,939
General Motors Co.
4.88% due 10/02/23	950,000	1,038,028
Ford Motor Credit Co. LLC
4.38% due 08/06/23	900,000	977,352
Ford Motor Credit Company LLC
3.10% due 05/04/23	800,000	810,944
Lowe's Companies, Inc.
3.88% due 09/15/23	650,000	723,725
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	700,000	689,102
Dollar General Corp.
3.25% due 04/15/23	650,000	672,647
Walgreens Boots Alliance, Inc.
3.10% due 06/01/23	600,000	620,105
Starbucks Corp.
3.85% due 10/01/23	400,000	449,718
Toyota Motor Credit Corp.
2.63% due 01/10/23	400,000	414,474
Delphi Corp.
4.15% due 03/15/24	311,000	332,859
AutoZone, Inc.
3.13% due 07/15/23	250,000	260,630
TJX Companies, Inc.
2.50% due 05/15/23	200,000	207,338
NIKE, Inc.
2.25% due 05/01/23	200,000	206,034
QVC, Inc.
4.38% due 03/15/23	200,000	202,612
Total Consumer, Cyclical		14,329,495
Technology - 9.3%
Apple, Inc.
2.40% due 05/03/23	4,050,000	4,152,813
Microsoft Corp.
3.63% due 12/15/23	1,000,000	1,104,903
2.00% due 08/08/23	1,100,000	1,099,231
2.38% due 05/01/23	700,000	719,361
Oracle Corp.
2.40% due 09/15/23	1,600,000	1,616,006
3.63% due 07/15/23	700,000	764,010
International Business Machines Corp.
3.38% due 08/01/23	1,100,000	1,191,098
Fidelity National Information Services, Inc.
3.50% due 04/15/23	800,000	843,514
EMC Corp./MA
3.38% due 06/01/23[1]	800,000	783,007
Seagate HDD Cayman
4.75% due 06/01/23	650,000	633,506
Lam Research Corp.
3.45% due 06/15/23	400,000	410,907
Pitney Bowes, Inc.
4.63% due 03/15/24	333,000	350,454
Analog Devices, Inc.
2.88% due 06/01/23	300,000	302,650

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Technology - 9.3% (continued)
Texas Instruments, Inc.
2.25% due 05/01/23	$100,000	$100,875
Total Technology		14,072,335
Industrial - 4.6%
General Electric Co.
3.10% due 01/09/23	900,000	962,810
Caterpillar Financial Services Corp.
3.75% due 11/24/23	700,000	774,890
John Deere Capital Corp.
2.80% due 03/06/23	500,000	524,452
2.80% due 01/27/23	200,000	208,787
Illinois Tool Works, Inc.
3.50% due 03/01/24	637,000	698,331
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	600,000	665,279
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	600,000	661,337
Packaging Corporation of America
4.50% due 11/01/23	503,000	555,725
Northrop Grumman Corp.
3.25% due 08/01/23	400,000	429,087
General Dynamics Corp.
1.88% due 08/15/23	400,000	397,151
Agilent Technologies, Inc.
3.88% due 07/15/23	300,000	315,785
Republic Services, Inc.
4.75% due 05/15/23	200,000	226,051
Cummins, Inc.
3.65% due 10/01/23	200,000	216,896
CSX Corp.
3.70% due 11/01/23	200,000	216,259
Norfolk Southern Corp.
2.90% due 02/15/23	20,000	20,758
Total Industrial		6,873,598
Basic Materials - 4.1%
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23	1,100,000	948,750
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	875,000	923,159
Nucor Corp.
4.00% due 08/01/23	700,000	757,549
Agrium, Inc.
3.50% due 06/01/23	700,000	729,116

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 4.1% (continued)
El du Pont de Nemours & Co.
2.80% due 02/15/23	$700,000	$720,837
LYB International Finance BV
4.00% due 07/15/23	600,000	654,581
CF Industries, Inc.
3.45% due 06/01/23	500,000	498,466
Barrick Gold Corp.
4.10% due 05/01/23	326,000	351,463
Mosaic Co.
4.25% due 11/15/23	200,000	213,787
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	200,000	206,102
Teck Resources Ltd.
3.75% due 02/01/23	135,000	116,438
Total Basic Materials		6,120,248
Utilities - 2.9%
Southern Co.
2.95% due 07/01/23	900,000	931,278
National Fuel Gas Co.
3.75% due 03/01/23	600,000	608,446
Southern California Edison Co.
3.50% due 10/01/23	500,000	545,783
Florida Power & Light Co.
3.25% due 06/01/24	480,000	515,091
Sempra Energy
4.05% due 12/01/23	400,000	441,923
Black Hills Corp.
4.25% due 11/30/23	400,000	435,911
PPL Capital Funding, Inc.
3.40% due 06/01/23	400,000	422,912
Delmarva Power & Light Co.
3.50% due 11/15/23	200,000	216,863
Public Service Electric & Gas Co.
2.38% due 05/15/23	200,000	204,011
Total Utilities		4,322,218
Diversified - 0.4%
Leucadia National Corp.
5.50% due 10/18/23	500,000	526,163
Total Corporate Bonds
(Cost $142,904,733)		149,030,671

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.3369%	646,400	$646,400
Total Securities Lending Collateral
(Cost $646,400)		646,400
Total Investments - 99.4%
(Cost $143,551,133)		$149,677,071
Other Assets & Liabilities, net - 0.6%		957,732
Total Net Assets - 100.0%		$150,634,803

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

Other Information (unaudited)

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$149,030,671	$—	$149,030,671
Securities Lending Collateral	646,400	—	—	646,400
Total	$646,400	$149,030,671	$—	$149,677,071

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 40.7%
Bank of America Corp.
4.00% due 04/01/24	1,427,000	$1,546,303
4.20% due 08/26/24	1,401,000	1,489,648
4.13% due 01/22/24	1,351,000	1,474,684
JPMorgan Chase & Co.
3.88% due 09/10/24	1,461,000	1,545,937
3.13% due 01/23/25	1,300,000	1,338,229
3.88% due 02/01/24	851,000	925,393
3.63% due 05/13/24	339,000	362,475
Goldman Sachs Group, Inc.
4.00% due 03/03/24	1,389,000	1,499,474
3.50% due 01/23/25	1,300,000	1,352,967
3.85% due 07/08/24	927,000	987,311
Morgan Stanley
3.70% due 10/23/24	1,252,000	1,329,975
3.88% due 04/29/24	978,000	1,050,264
Wells Fargo & Co.
3.30% due 09/09/24	1,303,000	1,379,029
4.48% due 01/16/24	525,000	582,391
Credit Suisse AG NY
3.63% due 09/09/24	1,750,000	1,839,305
Bank of New York Mellon Corp.
3.40% due 05/15/24	648,000	700,535
3.65% due 02/04/24	452,000	495,940
3.25% due 09/11/24	400,000	427,092
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	500,000	550,674
3.40% due 07/11/24	500,000	533,553
Deutsche Bank AG
3.70% due 05/30/24	1,000,000	994,928
HSBC Holdings plc
4.25% due 03/14/24	950,000	991,254
Santander UK plc
4.00% due 03/13/24	875,000	956,196
Intesa Sanpaolo SpA
5.25% due 01/12/24	850,000	935,590
MasterCard, Inc.
3.38% due 04/01/24	853,000	930,500
American International Group, Inc.
4.13% due 02/15/24	853,000	919,671
American Express Co.
3.63% due 12/05/24	829,000	866,695
BPCE S.A.
4.00% due 04/15/24	750,000	825,170
MetLife, Inc.
3.60% due 04/10/24	751,000	796,511
Simon Property Group, LP
3.38% due 10/01/24	703,000	755,035
US Bancorp
3.60% due 09/11/24	700,000	753,906
BNP Paribas S.A.
4.25% due 10/15/24	700,000	734,756
BlackRock, Inc.
3.50% due 03/18/24	651,000	721,488
American Tower Corp.
5.00% due 02/15/24	627,000	718,191

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 40.7% (continued)
Barclays plc
4.38% due 09/11/24	$700,000	$710,525
Aflac, Inc.
3.63% due 11/15/24	629,000	680,887
State Street Corp.
3.30% due 12/16/24	629,000	676,130
HCP, Inc.
3.88% due 08/15/24	653,000	669,747
Prudential Financial, Inc.
3.50% due 05/15/24	626,000	657,863
Chubb INA Holdings, Inc.
3.35% due 05/15/24	611,000	655,707
PNC Financial Services Group, Inc.
3.90% due 04/29/24	589,000	635,885
Synchrony Financial
4.25% due 08/15/24	603,000	635,804
HSBC USA, Inc.
3.50% due 06/23/24	600,000	628,740
Aon plc
3.50% due 06/14/24	579,000	608,621
Capital One Financial Corp.
3.75% due 04/24/24	529,000	560,971
Citigroup, Inc.
3.75% due 06/16/24	376,000	400,092
4.00% due 08/05/24	148,000	155,196
PNC Bank North America
3.30% due 10/30/24	500,000	534,445
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	500,000	525,427
Royal Bank of Scotland Group plc
5.13% due 05/28/24	500,000	507,024
Invesco Finance plc
4.00% due 01/30/24	452,000	495,797
Ameriprise Financial, Inc.
3.70% due 10/15/24	452,000	491,710
CNA Financial Corp.
3.95% due 05/15/24	446,000	471,496
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24[1]	401,000	450,103
Brown & Brown, Inc.
4.20% due 09/15/24	426,000	439,887
WP Carey, Inc.
4.60% due 04/01/24	401,000	420,363
Discover Financial Services
3.95% due 11/06/24	226,000	233,067
3.75% due 03/04/25	100,000	101,690
Nasdaq, Inc.
4.25% due 06/01/24	304,000	327,590
Air Lease Corp.
4.25% due 09/15/24	226,000	238,430
Stifel Financial Corp.
4.25% due 07/18/24	200,000	204,137

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 40.7% (continued)
CME Group, Inc.
3.00% due 03/15/25	$100,000	$105,603
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	100,000	104,181
Ventas Realty, LP
3.50% due 02/01/25	100,000	103,872
Brookfield Asset Management, Inc.
4.00% due 01/15/25	100,000	102,973
Total Financial		46,845,033
Consumer, Non-cyclical - 16.6%
Actavis Funding SCS
3.80% due 03/15/25	2,000,000	2,116,922
3.85% due 06/15/24	577,000	614,138
Gilead Sciences, Inc.
3.70% due 04/01/24	1,207,000	1,309,224
3.50% due 02/01/25	900,000	969,050
Novartis Capital Corp.
3.40% due 05/06/24	1,405,000	1,546,855
Merck & Company, Inc.
2.75% due 02/10/25	1,300,000	1,360,822
HCA, Inc.
5.00% due 03/15/24	961,000	1,021,063
Becton Dickinson and Co.
3.73% due 12/15/24	853,000	929,187
Altria Group, Inc.
4.00% due 01/31/24	699,000	785,698
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	699,000	760,297
Amgen, Inc.
3.63% due 05/22/24	699,000	755,544
Tyson Foods, Inc.
3.95% due 08/15/24	625,000	679,107
Pfizer, Inc.
3.40% due 05/15/24	579,000	635,046
Celgene Corp.
3.63% due 05/15/24	551,000	584,851
Express Scripts Holding Co.
3.50% due 06/15/24	529,000	550,658
Stryker Corp.
3.38% due 05/15/24	500,000	529,244
Abbott Laboratories
2.95% due 03/15/25	500,000	516,043
Anthem, Inc.
3.50% due 08/15/24	453,000	478,240
Wyeth LLC
6.45% due 02/01/24	376,000	477,798
Philip Morris International, Inc.
3.25% due 11/10/24	379,000	407,029
Aetna, Inc.
3.50% due 11/15/24	382,000	406,344
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	400,000	405,921
Colgate-Palmolive Co.
3.25% due 03/15/24	351,000	387,348

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 16.6% (continued)
AmerisourceBergen Corp.
3.40% due 05/15/24	$200,000	$212,234
3.25% due 03/01/25	100,000	105,613
Humana, Inc.
3.85% due 10/01/24	200,000	215,322
Clorox Co.
3.50% due 12/15/24	151,000	162,638
Laboratory Corp. of America Holdings
3.60% due 02/01/25	100,000	105,225
Quest Diagnostics, Inc.
3.50% due 03/30/25	100,000	104,903
Total Consumer, Non-cyclical		19,132,364
Energy - 11.9%
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	1,100,000	1,203,167
Total Capital International S.A.
3.75% due 04/10/24	603,000	663,916
3.70% due 01/15/24	478,000	524,017
BP Capital Markets plc
3.81% due 02/10/24	699,000	762,106
3.54% due 11/04/24	380,000	406,371
Exxon Mobil Corp.
2.71% due 03/06/25	900,000	941,777
Kinder Morgan Energy Partners, LP
4.25% due 09/01/24	351,000	362,144
4.30% due 05/01/24	301,000	310,768
Enterprise Products Operating LLC
3.75% due 02/15/25	600,000	628,515
Williams Partners, LP
4.30% due 03/04/24	608,000	623,326
ConocoPhillips Co.
3.35% due 11/15/24[1]	603,000	622,254
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	451,000	462,408
Marathon Petroleum Corp.
3.63% due 09/15/24	453,000	459,978
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.60% due 11/01/24	453,000	440,564
Anadarko Petroleum Corp.
3.45% due 07/15/24[1]	451,000	440,104
Statoil ASA
3.70% due 03/01/24	380,000	412,870
Kerr-McGee Corp.
6.95% due 07/01/24	348,000	407,817
Cimarex Energy Co.
4.38% due 06/01/24	382,000	400,746
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	382,000	397,599

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 11.9% (continued)
Canadian Natural Resources Ltd.
3.80% due 04/15/24	$379,000	$380,692
Noble Energy, Inc.
3.90% due 11/15/24	361,000	369,381
Enbridge, Inc.
3.50% due 06/10/24	379,000	368,682
Suncor Energy, Inc.
3.60% due 12/01/24	348,000	368,440
Husky Energy, Inc.
4.00% due 04/15/24	351,000	359,016
EnLink Midstream Partners, LP
4.40% due 04/01/24	300,000	292,256
Enable Midstream Partners, LP
3.90% due 05/15/24	300,000	282,933
Ensco plc
4.50% due 10/01/24	351,000	250,747
Oceaneering International, Inc.
4.65% due 11/15/24	182,000	182,637
Equities Midstream Partners, LP
4.00% due 08/01/24	182,000	178,436
ONEOK Partners, LP
4.90% due 03/15/25	100,000	108,548
Spectra Energy Partners, LP
3.50% due 03/15/25	100,000	102,691
Total Energy		13,714,906
Communications - 8.9%
AT&T, Inc.
3.95% due 01/15/25	1,000,000	1,074,439
4.45% due 04/01/24	487,000	538,423
Comcast Corp.
3.60% due 03/01/24	629,000	692,301
3.38% due 02/15/25	600,000	646,319
Verizon Communications, Inc.
3.50% due 11/01/24	1,142,000	1,227,639
Amazon.com, Inc.
3.80% due 12/05/24	733,000	819,921
CBS Corp.
3.70% due 08/15/24	351,000	371,043
3.50% due 01/15/25	300,000	310,272
Alphabet, Inc.
3.38% due 02/25/24	539,000	594,044
Cisco Systems, Inc.
3.63% due 03/04/24	533,000	593,336
WPP Finance 2010
3.75% due 09/19/24	454,000	486,130
eBay, Inc.
3.45% due 08/01/24	359,000	374,663
Viacom, Inc.
3.88% due 04/01/24	351,000	365,003
Time Warner, Inc.
3.55% due 06/01/24	339,000	361,541
21st Century Fox America, Inc.
3.70% due 09/15/24	309,000	336,262
Omnicom Group, Inc.
3.65% due 11/01/24	301,000	320,979
Motorola Solutions, Inc.
4.00% due 09/01/24	265,000	265,647

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 8.9% (continued)
Expedia, Inc.
4.50% due 08/15/24	$241,000	$254,264
Juniper Networks, Inc.
4.50% due 03/15/24	200,000	212,889
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	182,000	197,356
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	182,000	192,663
Total Communications		10,235,134
Technology - 6.3%
Apple, Inc.
3.45% due 05/06/24	1,278,000	1,390,160
Microsoft Corp.
2.70% due 02/12/25	1,200,000	1,243,457
International Business Machines Corp.
3.63% due 02/12/24	1,100,000	1,206,810
Oracle Corp.
3.40% due 07/08/24	1,081,000	1,161,167
Adobe Systems, Inc.
3.25% due 02/01/25	600,000	633,872
KLA-Tencor Corp.
4.65% due 11/01/24	561,000	618,200
Fidelity National Information Services, Inc.
3.88% due 06/05/24	433,000	464,515
Lam Research Corp.
3.80% due 03/15/25	300,000	314,241
CDK Global, Inc.
4.50% due 10/15/24	200,000	200,594
Total Technology		7,233,016
Consumer, Cyclical - 4.8%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	1,061,000	1,140,575
Wal-Mart Stores, Inc.
3.30% due 04/22/24	881,000	964,658
Target Corp.
3.50% due 07/01/24	533,000	588,177
Magna International, Inc.
3.63% due 06/15/24	399,000	419,965
Ford Motor Credit Company LLC
3.66% due 09/08/24	400,000	414,944
McDonald's Corp.
3.25% due 06/10/24	348,000	375,761
Ingram Micro, Inc.
4.95% due 12/15/24	351,000	355,574
CVS Health Corp.
3.38% due 08/12/24	275,000	292,832
Newell Brands, Inc.
4.00% due 12/01/24	265,000	282,833
Macy's Retail Holdings, Inc.
3.63% due 06/01/24[1]	251,000	255,725
QVC, Inc.
4.85% due 04/01/24	241,000	249,223

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 4.8% (continued)
Johnson Controls, Inc.
3.63% due 07/02/24	$182,000	$194,457
Total Consumer, Cyclical		5,534,724
Industrial - 4.1%
Burlington Northern Santa Fe LLC
3.75% due 04/01/24	433,000	479,513
3.40% due 09/01/24	382,000	414,616
General Electric Co.
3.45% due 05/15/24	450,000	492,461
3.38% due 03/11/24	151,000	165,517
Caterpillar, Inc.
3.40% due 05/15/24	499,000	539,909
Lockheed Martin Corp.
2.90% due 03/01/25	400,000	415,673
FedEx Corp.
4.00% due 01/15/24	339,000	376,779
CSX Corp.
3.40% due 08/01/24	351,000	376,638
Waste Management, Inc.
3.13% due 03/01/25	300,000	316,686
John Deere Capital Corp.
3.35% due 06/12/24	200,000	216,272
Fluor Corp.
3.50% due 12/15/24	200,000	214,201
Keysight Technologies, Inc.
4.55% due 10/30/24	200,000	208,367
Parker-Hannifin Corp.
3.30% due 11/21/24	182,000	195,509
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	182,000	193,052
Canadian Pacific Railway Co.
2.90% due 02/01/25	100,000	102,615
Total Industrial		4,707,808
Basic Materials - 3.5%
LyondellBasell Industries N.V.
5.75% due 04/15/24	650,000	780,719
Alcoa, Inc.
5.13% due 10/01/24	607,000	643,420

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Basic Materials - 3.5% (continued)
Dow Chemical Co.
3.50% due 10/01/24	$551,000	$585,754
Eastman Chemical Co.
3.80% due 03/15/25	500,000	529,793
International Paper Co.
3.65% due 06/15/24	425,000	449,524
Monsanto Co.
3.38% due 07/15/24	379,000	394,212
Freeport-McMoRan, Inc.
4.55% due 11/14/24[1]	380,000	334,400
Georgia-Pacific LLC
8.00% due 01/15/24	241,000	321,476
Total Basic Materials		4,039,298
Utilities - 2.0%
Duke Energy Corp.
3.75% due 04/15/24	551,000	600,296
Southern California Gas Co.
3.15% due 09/15/24	351,000	377,203
MidAmerican Energy Co.
3.50% due 10/15/24	300,000	328,061
American Water Capital Corp.
3.40% due 03/01/25	300,000	324,536
Sempra Energy
3.55% due 06/15/24	299,000	317,333
Xcel Energy, Inc.
3.30% due 06/01/25	200,000	212,067
Dominion Resources, Inc.
3.63% due 12/01/24	182,000	193,729
Total Utilities		2,353,225
Total Corporate Bonds
(Cost $109,836,987)		113,795,508

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.3297%	1,068,930	1,068,930
Total Securities Lending Collateral
(Cost $1,068,930)		1,068,930
Total Investments - 99.7%
(Cost $110,905,917)		$114,864,438
Other Assets & Liabilities, net - 0.3%		373,397
Total Net Assets - 100.0%		$115,237,835

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated Maturity dates are disclosed. The corporate bonds may  also have call dates in 2024.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Other Information (unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$113,795,508	$—	$113,795,508
Securities Lending Collateral	1,068,930	—	—	1,068,930
Total	$1,068,930	$113,795,508	$—	$114,864,438

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 31.7%
Bank of America Corp.
3.88% due 08/01/25	$600,000	$644,412
4.00% due 01/22/25	300,000	313,422
3.95% due 04/21/25	300,000	313,055
Goldman Sachs Group, Inc.
3.75% due 05/22/25	400,000	424,109
3.75% due 02/25/26	300,000	318,453
4.25% due 10/21/25	200,000	212,724
Citigroup, Inc.
4.40% due 06/10/25	300,000	318,787
5.50% due 09/13/25	200,000	227,161
3.30% due 04/27/25	200,000	207,110
3.88% due 03/26/25	100,000	103,410
Visa, Inc.
3.15% due 12/14/25	700,000	747,411
Wells Fargo & Co.
3.55% due 09/29/25	400,000	428,929
3.00% due 02/19/25	300,000	308,944
Morgan Stanley
4.00% due 07/23/25	300,000	324,846
5.00% due 11/24/25	200,000	224,101
Berkshire Hathaway, Inc.
3.13% due 03/15/26	400,000	424,974
Capital One Financial Corp.
4.20% due 10/29/25	200,000	209,479
3.20% due 02/05/25	200,000	203,999
State Street Corp.
3.55% due 08/18/25	300,000	328,433
GE Capital International Funding Company Unlimited Co
3.37% due 11/15/25	300,000	328,264
JPMorgan Chase & Co.
3.90% due 07/15/25	300,000	325,540
Simon Property Group, LP
3.30% due 01/15/26	200,000	214,591
3.50% due 09/01/25	100,000	108,671
PNC Bank North America
3.25% due 06/01/25	300,000	319,662
Aon plc
3.88% due 12/15/25	250,000	269,702
Cooperatieve Rabobank UA
4.38% due 08/04/25	250,000	265,934
KeyBank North America/Cleveland OH
3.30% due 06/01/25	250,000	264,508
Brixmor Operating Partnership, LP
3.85% due 02/01/25	250,000	255,372
Crown Castle International Corp.
4.45% due 02/15/26	200,000	221,238
American Tower Corp.
4.40% due 02/15/26	100,000	111,258
4.00% due 06/01/25	100,000	107,228
Lloyds Bank plc
3.50% due 05/14/25	200,000	212,722

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 31.7% (continued)
American International Group, Inc.
3.75% due 07/10/25	$200,000	$211,521
Bank of New York Mellon Corp.
3.00% due 02/24/25	200,000	210,739
HSBC Holdings plc
4.25% due 08/18/25	200,000	208,108
MetLife, Inc.
3.60% due 11/13/25[1]	100,000	106,091
3.00% due 03/01/25	100,000	101,924
Santander Issuances SAU
5.18% due 11/19/25	200,000	207,965
HCP, Inc.
4.00% due 06/01/25	100,000	103,165
3.40% due 02/01/25	100,000	98,821
Barclays plc
3.65% due 03/16/25	200,000	199,547
Deutsche Bank AG
4.50% due 04/01/25[1]	200,000	189,317
TD Ameritrade Holding Corp.
3.63% due 04/01/25	150,000	162,160
Northern Trust Corp.
3.95% due 10/30/25	100,000	111,739
Prologis, LP
3.75% due 11/01/25	100,000	108,307
Welltower, Inc.
4.00% due 06/01/25	100,000	107,263
Citizens Financial Group, Inc.
4.30% due 12/03/25	100,000	105,960
Synchrony Financial
4.50% due 07/23/25	100,000	105,803
Chubb INA Holdings, Inc.
3.15% due 03/15/25	100,000	105,695
CBRE Services, Inc.
4.88% due 03/01/26	100,000	105,564
Santander Holdings USA, Inc.
4.50% due 07/17/25	100,000	104,945
Essex Portfolio, LP
3.50% due 04/01/25	100,000	104,225
Host Hotels & Resorts, LP
4.00% due 06/15/25	100,000	103,103
Total Financial		12,150,411
Consumer, Non-cyclical - 26.6%
Anheuser-Busch InBev Finance, Inc.
3.65% due 02/01/26	1,900,000	2,030,679
Actavis Funding SCS
3.80% due 03/15/25	600,000	635,076
Medtronic, Inc.
3.50% due 03/15/25	400,000	434,330
HCA, Inc.
5.25% due 04/15/25	200,000	214,750
5.25% due 06/15/26	200,000	214,250
Novartis Capital Corp.
3.00% due 11/20/25	400,000	427,821

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 26.6% (continued)
PepsiCo, Inc.
2.85% due 02/24/26	$200,000	$211,082
3.50% due 07/17/25	100,000	110,751
2.75% due 04/30/25	100,000	104,879
Stryker Corp.
3.50% due 03/15/26	200,000	213,059
3.38% due 11/01/25	200,000	211,392
AbbVie, Inc.
3.60% due 05/14/25	400,000	424,084
Coca-Cola Co.
2.88% due 10/27/25	400,000	422,037
Reynolds American, Inc.
4.45% due 06/12/25	300,000	337,331
Gilead Sciences, Inc.
3.65% due 03/01/26	300,000	325,857
Celgene Corp.
3.88% due 08/15/25	300,000	324,873
Philip Morris International, Inc.
2.75% due 02/25/26	200,000	206,695
3.38% due 08/11/25	100,000	108,299
Johnson & Johnson
2.45% due 03/01/26	300,000	310,551
UnitedHealth Group, Inc.
3.75% due 07/15/25	200,000	221,952
Express Scripts Holding Co.
4.50% due 02/25/26	200,000	221,459
Biogen, Inc.
4.05% due 09/15/25	200,000	218,141
AstraZeneca plc
3.38% due 11/16/25	200,000	214,726
Perrigo Finance Unlimited Co.
4.38% due 03/15/26	200,000	209,367
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	200,000	208,915
Zoetis, Inc.
4.50% due 11/13/25	100,000	112,173
Danaher Corp.
3.35% due 09/15/25	100,000	110,360
Automatic Data Processing, Inc.
3.38% due 09/15/25	100,000	109,396
S&P Global, Inc.
4.00% due 06/15/25	100,000	109,194
Sysco Corp.
3.75% due 10/01/25	100,000	108,549
JM Smucker Co.
3.50% due 03/15/25	100,000	108,000
Unilever Capital Corp.
3.10% due 07/30/25	100,000	107,981
Boston Scientific Corp.
3.85% due 05/15/25	100,000	107,428
St. Jude Medical, Inc.
3.88% due 09/15/25	100,000	107,190
Eli Lilly & Co.
2.75% due 06/01/25	100,000	106,619
Dr Pepper Snapple Group, Inc.
3.40% due 11/15/25	100,000	106,475
Verisk Analytics, Inc.
4.00% due 06/15/25	100,000	106,368

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 26.6% (continued)
Amgen, Inc.
3.13% due 05/01/25	$100,000	$105,233
Cigna Corp.
3.25% due 04/15/25	100,000	103,589
Abbott Laboratories
2.95% due 03/15/25	100,000	103,209
Total Consumer, Non-cyclical		10,174,120
Energy - 11.6%
Shell International Finance BV
3.25% due 05/11/25	500,000	533,389
Exxon Mobil Corp.
3.04% due 03/01/26	500,000	531,572
Halliburton Co.
3.80% due 11/15/25	400,000	413,984
ConocoPhillips Co.
4.95% due 03/15/26	200,000	228,028
3.35% due 05/15/25[1]	100,000	102,265
Anadarko Petroleum Corp.
5.55% due 03/15/26	200,000	221,591
Columbia Pipeline Group, Inc.
4.50% due 06/01/25	200,000	216,822
Enterprise Products Operating LLC
3.70% due 02/15/26	200,000	209,009
Kinder Morgan, Inc.
4.30% due 06/01/25	200,000	207,975
Phillips 66 Partners, LP
3.61% due 02/15/25	200,000	200,232
Williams Partners, LP
4.00% due 09/15/25	100,000	100,326
3.90% due 01/15/25	100,000	99,633
Ensco plc
5.20% due 03/15/25	200,000	144,500
Devon Energy Corp.
5.85% due 12/15/25[1]	100,000	112,566
Chevron Corp.
3.33% due 11/17/25	100,000	108,155
BP Capital Markets plc
3.51% due 03/17/25	100,000	106,702
Occidental Petroleum Corp.
3.50% due 06/15/25	100,000	106,440
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.65% due 10/15/25[1]	100,000	104,018
Valero Energy Corp.
3.65% due 03/15/25	100,000	103,251
Southwestern Energy Co.
6.70% due 01/23/25	100,000	103,250
EOG Resources, Inc.
3.15% due 04/01/25	100,000	102,967
Canadian Natural Resources Ltd.
3.90% due 02/01/25	100,000	100,990
Energy Transfer Partners, LP
4.05% due 03/15/25	100,000	100,099
EnLink Midstream Partners, LP
4.15% due 06/01/25	100,000	94,932

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 11.6% (continued)
Marathon Oil Corp.
3.85% due 06/01/25[1]	$100,000	$93,691
Total Energy		4,446,387
Technology - 8.5%
Apple, Inc.
3.25% due 02/23/26	500,000	535,129
3.20% due 05/13/25	200,000	213,826
2.50% due 02/09/25	200,000	203,571
Microsoft Corp.
3.13% due 11/03/25	600,000	641,449
Intel Corp.
3.70% due 07/29/25	400,000	446,134
Oracle Corp.
2.95% due 05/15/25	300,000	311,373
Fidelity National Information Services, Inc.
5.00% due 10/15/25	200,000	229,976
Fiserv, Inc.
3.85% due 06/01/25	200,000	216,624
Qualcomm, Inc.
3.45% due 05/20/25	200,000	216,223
International Business Machines Corp.
7.00% due 10/30/25	100,000	136,304
Analog Devices, Inc.
3.90% due 12/15/25	100,000	106,967
Total Technology		3,257,576
Communications - 7.8%
AT&T, Inc.
3.40% due 05/15/25	900,000	929,050
4.13% due 02/17/26	400,000	435,415
3.95% due 01/15/25	100,000	107,444
Comcast Corp.
3.15% due 03/01/26	300,000	318,081
3.38% due 08/15/25	200,000	216,002
CBS Corp.
4.00% due 01/15/26	200,000	215,431
Time Warner, Inc.
3.60% due 07/15/25	200,000	215,008
Cisco Systems, Inc.
3.50% due 06/15/25	100,000	111,543
21st Century Fox America, Inc.
3.70% due 10/15/25	100,000	109,383
Walt Disney Co.
3.15% due 09/17/25	100,000	109,094
Rogers Communications, Inc.
3.63% due 12/15/25	100,000	108,986
Scripps Networks Interactive, Inc.
3.95% due 06/15/25	100,000	106,218
Total Communications		2,981,655
Consumer, Cyclical - 6.3%
McDonald's Corp.
3.70% due 01/30/26	300,000	324,455
3.38% due 05/26/25	100,000	105,404
CVS Health Corp.
3.88% due 07/20/25	355,000	392,069

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Cyclical - 6.3% (continued)
General Motors Financial Company, Inc.
5.25% due 03/01/26	$100,000	$111,339
4.30% due 07/13/25	100,000	103,853
PulteGroup, Inc.
5.50% due 03/01/26	200,000	215,000
Ford Motor Credit Company LLC
4.13% due 08/04/25	200,000	212,727
Magna International, Inc.
4.15% due 10/01/25	100,000	110,112
Home Depot, Inc.
3.35% due 09/15/25	100,000	109,737
Dollar General Corp.
4.15% due 11/01/25	100,000	109,612
Lowe's Companies, Inc.
3.38% due 09/15/25	100,000	108,442
Coach, Inc.
4.25% due 04/01/25	100,000	105,292
Kohl's Corp.
4.25% due 07/17/25	100,000	103,943
General Motors Co.
4.00% due 04/01/25	100,000	102,427
General Motors Financial Co., Inc.
4.00% due 01/15/25	100,000	102,054
QVC, Inc.
4.45% due 02/15/25	100,000	99,832
Total Consumer, Cyclical		2,416,298
Industrial - 2.8%
Lockheed Martin Corp.
3.55% due 01/15/26	200,000	217,775
Tyco International Finance S.A.
3.90% due 02/14/26	105,000	115,155
3M Co.
3.00% due 08/07/25	100,000	108,691
Union Pacific Corp.
3.25% due 08/15/25	100,000	108,140
Precision Castparts Corp.
3.25% due 06/15/25	100,000	107,844
CSX Corp.
3.35% due 11/01/25	100,000	107,492
Masco Corp.
4.45% due 04/01/25	100,000	107,250
Harris Corp.
3.83% due 04/27/25	100,000	106,184
FedEx Corp.
3.20% due 02/01/25	100,000	105,176
Total Industrial		1,083,707
Utilities - 2.3%
Virginia Electric & Power Co.
3.15% due 01/15/26	200,000	212,676
Exelon Corp.
3.95% due 06/15/25	100,000	109,520
Dominion Resources, Inc.
3.90% due 10/01/25	100,000	108,794
Southern Power Co.
4.15% due 12/01/25	100,000	108,404

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Utilities - 2.3% (continued)
WEC Energy Group, Inc.
3.55% due 06/15/25	$100,000	$108,062
Duke Energy Progress LLC
3.25% due 08/15/25	100,000	107,819
Florida Power & Light Co.
3.13% due 12/01/25	100,000	107,017
Total Utilities		862,292
Basic Materials - 1.1%
International Paper Co.
3.80% due 01/15/26	200,000	212,463
Rio Tinto Finance USA Ltd.
3.75% due 06/15/25	100,000	106,180

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Basic Materials - 1.1% (continued)
Agrium, Inc.
3.38% due 03/15/25	$100,000	$103,070
Total Basic Materials		421,713
Total Corporate Bonds
(Cost $36,819,304)		37,794,159

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.3381%	588,800	588,800
Total Securities Lending Collateral
(Cost $588,800)		588,800
Total Investments - 100.2%
(Cost $37,408,104)		$38,382,959
Other Assets & Liabilities, net - (0.2)%		(94,247)
Total Net Assets - 100.0%		$38,288,712

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The Corporate bonds may also have call dates in 2025.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$37,794,159	$—	$37,794,159
Securities Lending Collateral	588,800	—	—	588,800
Total	$588,800	$37,794,159	$—	$38,382,959

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† - 69.4%
United States Treasury Bill
0.00% due 09/22/16[1]	$188,550,800	$188,528,928
0.00% due 10/20/16[1,2]	110,421,400	110,388,494
0.00% due 11/17/16[1]	10,000,000	9,994,490
Total U.S. Government Securities
(Cost $308,899,297)		308,911,912
CORPORATE BONDS†† - 29.7%
Energy - 7.5%
Sabine Pass LNG, LP
7.50% due 11/30/16	20,916,000	21,216,668
Transocean, Inc.
6.80% due 12/15/16	11,720,000	11,851,850
Range Resources Corp.
5.75% due 06/01/21	187,000	190,740
Total Energy		33,259,258
Communications - 6.8%
Sprint Communications, Inc.
6.00% due 12/01/16	23,993,000	24,262,921
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75% due 12/01/16[3]	5,466,000	5,643,645
New York Times Co.
6.63% due 12/15/16	161,000	162,852
Ancestry.com, Inc.
11.00% due 12/15/20	120,000	129,300
Total Communications		30,198,718
Industrial - 5.7%
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II
5.63% due 12/15/16[3]	7,572,000	7,590,930
CNH Industrial Capital LLC
6.25% due 11/01/16	6,710,000	6,758,393
USG Corp.
6.30% due 11/15/16	5,357,000	5,406,504
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	2,845,000	2,951,693
Louisiana-Pacific Corp.
7.50% due 06/01/20	2,358,000	2,453,794
Total Industrial		25,161,314
Consumer, Non-cyclical - 4.0%
Spectrum Brands, Inc.
6.38% due 11/15/20	5,871,000	6,113,178

	Face
	Amount	Value
CORPORATE BONDS†† - 29.7% (continued)
Consumer, Non-cyclical - 4.0% (continued)
ConvaTec Healthcare E S.A.
10.50% due 12/15/18[3]	$5,000,000	$5,137,500
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	3,791,000	3,866,820
Live Nation Entertainment, Inc.
7.00% due 09/01/20[3]	2,526,000	2,624,320
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
9.88% due 02/01/20[3]	100,000	103,393
Total Consumer, Non-cyclical		17,845,211
Consumer, Cyclical - 3.9%
Rite Aid Corp.
9.25% due 03/15/20	10,647,000	11,245,894
Office Depot, Inc.
9.75% due 03/15/19[3]	1,669,000	1,754,119
HD Supply, Inc.
7.50% due 07/15/20	1,516,000	1,580,430
CalAtlantic Group, Inc.
10.75% due 09/15/16	1,492,000	1,493,963
National CineMedia LLC
7.88% due 07/15/21	1,322,000	1,375,706
Total Consumer, Cyclical		17,450,112
Financial - 1.8%
Springleaf Finance Corp.
5.75% due 09/15/16	4,973,000	4,973,318
American Capital Ltd.
6.50% due 09/15/18[3]	3,203,000	3,260,545
Total Financial		8,233,863
Technology - 0.0%**
j2 Cloud Services, Inc.
8.00% due 08/01/20[2]	170,000	177,438
Total Corporate Bonds
(Cost $131,491,399)		132,325,914

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 8.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.3300%	35,873,060	$35,873,060
Total Securities Lending Collateral
(Cost $35,873,060)		35,873,060
Total Investments - 107.2%
(Cost $476,263,756)		$477,110,886
Other Assets & Liabilities, net - (7.2)%		(31,906,023
Total Net Assets - 100.0%		$445,204,863

**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Zero coupon rate security.
2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $29,981,271 (cost $29,747,544), or 6.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Securities lending collateral — See Note 4.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
U.S. Government Securities	$—	$308,911,912	$—	$308,911,912
Corporate Bonds	—	132,325,914	—	132,325,914
Securities Lending Collateral	35,873,060	—	—	35,873,060
Total	$35,873,060	$441,237,826	$—	$477,110,886

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.3%
Financial - 22.1%
CIT Group, Inc.
4.25% due 08/15/17	17,001,000	$17,341,020
5.00% due 05/15/17	12,229,000	12,488,866
Ally Financial, Inc.
5.50% due 02/15/17	11,299,000	11,508,268
6.25% due 12/01/17	7,338,000	7,704,900
2.75% due 01/30/17	7,628,000	7,639,473
3.25% due 09/29/17	2,407,000	2,434,079
8.00% due 12/31/18	278,000	309,623
Springleaf Finance Corp.
6.90% due 12/15/17	23,700,000	25,062,749
6.50% due 09/15/17	3,900,000	4,065,750
International Lease Finance Corp.
8.75% due 03/15/17	11,563,000	11,997,768
8.88% due 09/01/17	4,882,000	5,205,433
Navient Corp.
6.00% due 01/25/17	8,612,000	8,749,611
4.63% due 09/25/17	6,319,000	6,472,236
iStar, Inc.
4.00% due 11/01/17	6,555,000	6,587,775
9.00% due 06/01/17	3,929,000	4,095,983
Crescent Resources LLC / Crescent Ventures, Inc.
10.25% due 08/15/17[1]	5,760,000	5,767,200
Aircastle Ltd.
6.75% due 04/15/17	5,493,000	5,659,438
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38% due 10/01/17	4,159,000	4,247,379
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
2.75% due 05/15/17[2]	4,000,000	4,034,904
AerCap Aviation Solutions BV
6.38% due 05/30/17	3,750,000	3,871,875
Synovus Financial Corp.
5.13% due 06/15/17	3,323,000	3,381,153
Total Financial		158,625,483
Communications - 20.1%
Sprint Communications, Inc.
8.38% due 08/15/17	16,939,000	17,684,485
9.13% due 03/01/17	13,538,000	13,977,985
Univision Communications, Inc.
6.75% due 09/15/22[1]	16,523,000	17,689,937
Cablevision Systems Corp.
8.63% due 09/15/17	12,358,000	13,148,912
Telesat Canada / Telesat LLC
6.00% due 05/15/17[1]	12,031,000	12,061,078
CCO Holdings LLC / CCO Holdings Capital Corp.
6.63% due 01/31/22	9,898,000	10,442,390
DISH DBS Corp.
4.63% due 07/15/17	10,184,000	10,438,600
Frontier Communications Corp.
8.25% due 04/15/17	7,795,000	8,097,056

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Communications - 20.1% (continued)
CenturyLink, Inc.
6.00% due 04/01/17	$3,764,000	$3,876,920
5.15% due 06/15/17	3,102,000	3,191,183
Lamar Media Corp.
5.88% due 02/01/22	6,400,000	6,752,000
McClatchy Co.
9.00% due 12/15/22[2]	4,591,000	4,682,820
Altice Finco S.A.
9.88% due 12/15/20[1]	4,258,000	4,577,350
Windstream Services LLC
7.88% due 11/01/17[2]	3,500,000	3,718,750
Spanish Broadcasting System, Inc.
12.50% due 04/15/17[1]	3,490,000	3,498,725
LIN Television Corp.
6.38% due 01/15/21	3,000,000	3,146,250
T-Mobile USA, Inc.
6.46% due 04/28/19	3,000,000	3,063,750
Bankrate, Inc.
6.13% due 08/15/18[1]	2,050,000	2,080,750
American Media, Inc.
11.50% due 12/15/17	1,886,000	1,952,449
Total Communications		144,081,390
Consumer, Non-cyclical - 14.7%
United Rentals North America, Inc.
7.63% due 04/15/22	16,995,000	18,205,893
Tesco plc
5.50% due 11/15/17[1]	10,244,000	10,634,982
2.70% due 01/05/17[1]	3,000,000	3,015,087
Spectrum Brands, Inc.
6.63% due 11/15/22	7,970,000	8,567,749
Constellation Brands, Inc.
7.25% due 05/15/17	7,828,000	8,150,905
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	7,302,000	7,639,718
inVentiv Health, Inc.
9.00% due 01/15/18[1]	6,708,000	6,955,358
Service Corporation International
5.38% due 01/15/22	6,455,000	6,786,142
Smithfield Foods, Inc.
7.75% due 07/01/17	6,374,000	6,652,863
Centene Corp.
5.75% due 06/01/17	6,043,000	6,231,843
Health Net, Inc.
6.38% due 06/01/17	5,341,000	5,521,259
DS Services of America, Inc.
10.00% due 09/01/21[1]	4,759,000	5,365,773
FTI Consulting, Inc.
6.00% due 11/15/22	4,650,000	4,911,563
RR Donnelley & Sons Co.
6.13% due 01/15/17	3,409,000	3,454,704

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Consumer, Non-cyclical - 14.7% (continued)
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[1]	$2,739,000	$2,862,255
Ashtead Capital, Inc.
6.50% due 07/15/22[1]	500,000	530,000
Total Consumer, Non-cyclical		105,486,094
Consumer, Cyclical - 13.6%
Lennar Corp.
4.75% due 12/15/17	6,546,000	6,766,927
12.25% due 06/01/17	4,672,000	5,051,599
4.75% due 11/15/22	143,000	151,223
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	9,611,000	10,259,742
MGM Resorts International
7.63% due 01/15/17	9,997,000	10,246,925
Toys R Us Property Company II LLC
8.50% due 12/01/17[2]	10,160,000	10,198,100
Levi Strauss & Co.
6.88% due 05/01/22	7,857,000	8,387,348
American Axle & Manufacturing, Inc.
6.63% due 10/15/22[2]	7,500,000	8,034,375
DR Horton, Inc.
3.63% due 02/15/18	2,704,000	2,754,700
4.75% due 05/15/17	2,476,000	2,526,738
Air Canada
8.75% due 04/01/20[1]	4,882,000	5,266,458
JC Penney Corporation, Inc.
7.95% due 04/01/17[2]	4,005,000	4,145,175
H&E Equipment Services, Inc.
7.00% due 09/01/22[2]	3,545,000	3,757,700
Sonic Automotive, Inc.
7.00% due 07/15/22	3,489,000	3,707,063
CalAtlantic Group, Inc.
8.40% due 05/15/17	3,173,000	3,315,785
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/21[1]	2,595,000	2,854,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	2,347,000	2,511,290
KB Home
9.10% due 09/15/17	2,328,000	2,485,140
Aramark Services, Inc.
5.75% due 03/15/20	2,087,000	2,150,914
Viking Cruises Ltd.
8.50% due 10/15/22[1]	2,338,000	2,069,130
Dollar Tree, Inc.
5.25% due 03/01/20	962,000	1,006,493
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	62,000	65,023

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Consumer, Cyclical - 13.6% (continued)
Logan's Roadhouse, Inc.
10.75% due 10/15/17[3]	$514,000	$28,270
Total Consumer, Cyclical		97,740,618
Industrial - 10.9%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	18,797,000	20,253,767
Novelis, Inc.
8.38% due 12/15/17	13,362,000	13,650,953
Associated Materials LLC / AMH New Finance, Inc.
9.13% due 11/01/17	9,253,000	8,813,482
WireCo WorldGroup, Inc.
9.50% due 05/15/17	8,145,000	8,211,178
CNH Industrial Capital LLC
3.25% due 02/01/17	6,122,000	6,170,976
International Wire Group Holdings, Inc.
8.50% due 10/15/17[1]	4,317,000	4,350,781
Greif, Inc.
6.75% due 02/01/17	4,106,000	4,188,120
USG Corp.
7.88% due 03/30/20[1]	2,230,000	2,327,964
ADS Tactical, Inc.
11.00% due 04/01/18[1]	1,960,000	2,045,750
Hapag-Lloyd AG
9.75% due 10/15/17[1]	1,850,000	1,859,250
Norbord Delaware GP I
7.70% due 02/15/17[1]	1,806,000	1,855,665
Casella Waste Systems, Inc.
7.75% due 02/15/19	1,571,000	1,607,329
Pactiv LLC
8.13% due 06/15/17	1,477,000	1,539,773
Nortek, Inc.
8.50% due 04/15/21	1,157,000	1,212,247
Total Industrial		78,087,235
Energy - 5.9%
NGPL PipeCo LLC
7.12% due 12/15/17[1]	15,279,000	16,023,851
Transocean, Inc.
3.75% due 10/15/17	8,500,000	8,521,250
WPX Energy, Inc.
5.25% due 01/15/17	5,044,000	5,094,440
Concho Resources, Inc.
6.50% due 01/15/22	3,441,000	3,595,845
7.00% due 01/15/21	231,000	241,106
Tesoro Corp.
4.25% due 10/01/17	2,361,000	2,428,879
Laredo Petroleum, Inc.
7.38% due 05/01/22[2]	2,000,000	2,030,000
Oasis Petroleum, Inc.
6.88% due 01/15/23[2]	1,575,000	1,460,813
Sanchez Energy Corp.
7.75% due 06/15/21[2]	1,612,000	1,410,500
Pacific Drilling V Ltd.
7.25% due 12/01/17[1]	2,500,000	987,500

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Energy - 5.9% (continued)
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.63% due 10/01/20	$580,000	$602,475
Total Energy		42,396,659
Basic Materials - 5.4%
Anglo American Capital plc
2.63% due 09/27/17[1]	9,275,000	9,332,968
Perstorp Holding AB
8.75% due 05/15/17[1]	5,000,000	5,001,250
11.00% due 08/15/17[1,2]	4,100,000	4,059,451
Sappi Papier Holding GmbH
7.75% due 07/15/17[1]	5,250,000	5,385,975
Commercial Metals Co.
6.50% due 07/15/17	4,830,000	4,993,013
Teck Resources Ltd.
3.85% due 08/15/17	4,000,000	4,024,560
Thompson Creek Metals Co., Inc.
9.75% due 12/01/17[2]	3,056,000	3,163,266
Steel Dynamics, Inc.
6.38% due 08/15/22	2,361,000	2,502,660
Total Basic Materials		38,463,143
Technology - 2.8%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	8,325,000	8,970,187

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Technology - 2.8% (continued)
NXP BV / NXP Funding LLC
5.75% due 02/15/21[1]	$7,445,000	$7,789,331
Unisys Corp.
6.25% due 08/15/17	3,118,000	3,215,438
Aspect Software, Inc.
10.63% due 05/15/17†††,3,4	1,414,000	–
Total Technology		19,974,956
Utilities - 1.8%
Calpine Corp.
7.88% due 01/15/23[1]	7,503,000	7,953,180
GenOn Energy, Inc.
7.88% due 06/15/17	5,795,000	4,693,950
Total Utilities		12,647,130
Total Corporate Bonds
(Cost $694,470,972)		697,502,708

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 3.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.3254%	24,559,000	24,559,000
Total Securities Lending Collateral
(Cost $24,559,000)		24,559,000
Total Investments - 100.7%
(Cost $719,029,972)		$722,061,708
Other Assets & Liabilities, net - (0.7)%		(4,939,890)
Total Net Assets - 100.0%		$717,121,818

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $154,201,499 (cost $153,919,224), or 21.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3	Security is in default of interest and/or principal obligations.
4	Security was fair valued by the Valuation Committee at August 31, 2016. The total market value of fair valued securities amounts to $0, (cost $1,416,810) or 0.0% of total net assets.
5	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Corporate Bonds	$—	$697,502,708	$—	*	$697,502,708
Securities Lending Collateral	24,559,000	—	—		24,559,000
Total	$24,559,000	$697,502,708	$—	*	$722,061,708
* Market value is les than $1.

Other Information (unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Assets:
Beginning Balance	$—	*
Change in Unrealized Gain/Loss	—
Ending Balance	$—	*
* Market value is less than $1.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.1%
Financial - 19.1%
Ally Financial, Inc.
3.60% due 05/21/18	$9,644,000	$9,824,824
4.75% due 09/10/18	7,146,000	7,440,772
3.25% due 11/05/18	7,132,000	7,216,693
3.25% due 02/13/18	5,390,000	5,457,375
8.00% due 12/31/18	4,467,000	4,975,121
Navient Corp.
8.45% due 06/15/18	28,781,000	31,443,242
5.00% due 06/15/18	1,634,000	1,654,425
CIT Group, Inc.
5.25% due 03/15/18	14,888,000	15,557,960
6.63% due 04/01/18[2]	7,483,000	7,991,844
iStar, Inc.
7.13% due 02/15/18	3,807,000	3,985,453
4.88% due 07/01/18	3,694,000	3,741,099
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	7,082,000	7,090,853
Genworth Holdings, Inc.
6.52% due 05/22/18[1]	6,787,000	6,956,675
Iron Mountain, Inc.
6.00% due 08/15/23	5,500,000	5,898,750
Aircastle Ltd.
4.63% due 12/15/18[1]	5,198,000	5,451,402
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/18[2]	4,808,000	4,904,160
ROC Finance LLC / ROC Finance 1 Corp.
12.13% due 09/01/18[1,2]	4,515,000	4,673,025
International Lease Finance Corp.
3.88% due 04/15/18	4,273,000	4,390,508
Cantor Commercial Real Estate Company Limited Partnership / CCRE Finance Corp.
7.75% due 02/15/18[2]	3,675,000	3,675,000
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[2]	2,752,000	2,765,760
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/18[2]	2,448,000	1,930,860
Total Financial		147,025,801
Communications - 17.3%
T-Mobile USA, Inc.
6.63% due 04/01/23	15,900,000	17,022,858
6.13% due 01/15/22	12,600,000	13,340,250
6.84% due 04/28/23	5,000,000	5,381,250
5.25% due 09/01/18	4,790,000	4,896,281
Sprint Communications, Inc.
9.00% due 11/15/18[2]	32,092,000	35,461,659
DISH DBS Corp.
4.25% due 04/01/18	12,270,000	12,646,443
CSC Holdings LLC
7.63% due 07/15/18	4,560,000	4,959,000
7.88% due 02/15/18	3,440,000	3,723,800

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Communications - 17.3% (continued)
TEGNA, Inc.
6.38% due 10/15/23	$6,920,000	$7,499,550
7.13% due 09/01/18	520,000	520,650
Cablevision Systems Corp.
7.75% due 04/15/18	7,250,000	7,757,500
Frontier Communications Corp.
8.13% due 10/01/18	5,747,000	6,343,251
HC2 Holdings, Inc.
11.00% due 12/01/19[2]	3,897,000	3,799,575
Bankrate, Inc.
6.13% due 08/15/18[2]	3,603,000	3,657,045
IAC
4.88% due 11/30/18	3,539,000	3,631,899
CPI International, Inc.
8.75% due 02/15/18	2,448,000	2,496,960
Total Communications		133,137,971
Consumer, Non-cyclical - 17.2%
Kinetics Concept, Inc. / KCI USA, Inc.
10.50% due 11/01/18	18,080,000	18,667,599
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/18[1,2]	15,544,000	15,666,797
Tenet Healthcare Corp.
6.25% due 11/01/18	11,916,000	12,779,909
Post Holdings, Inc.
7.75% due 03/15/24[2]	10,750,000	11,999,688
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	10,925,000	11,062,655
HCA, Inc.
8.00% due 10/01/18	6,079,000	6,816,079
Alere, Inc.
7.25% due 07/01/18	6,066,000	6,217,650
Service Corporation International
7.63% due 10/01/18[1]	3,770,000	4,236,726
5.38% due 01/15/22	1,300,000	1,366,690
Fresenius Medical Care US Finance II, Inc.
6.50% due 09/15/18[2]	4,764,000	5,210,625
Avon Products, Inc.
5.75% due 03/01/18	2,710,000	2,835,338
4.20% due 07/15/18	2,274,000	2,330,850
Marfrig Holdings Europe BV
8.38% due 05/09/18[2]	4,500,000	4,707,365
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	4,447,000	4,474,794
NES Rentals Holdings, Inc.
7.88% due 05/01/18[2]	4,467,000	4,377,660
Hologic, Inc.
5.25% due 07/15/22[2]	4,080,000	4,355,400
Smithfield Foods, Inc.
5.25% due 08/01/18[2]	4,069,000	4,114,776

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Consumer, Non-cyclical - 17.2% (continued)
Hertz Corp.
4.25% due 04/01/18	$3,080,000	$3,195,500
Flexi-Van Leasing, Inc.
7.88% due 08/15/18[2]	3,406,000	3,082,430
RR Donnelley & Sons Co.
7.25% due 05/15/18	2,866,000	3,063,038
iPayment, Inc.
9.50% due 12/15/19[1,2]	1,427,540	1,413,265
inVentiv Health, Inc.
9.00% due 01/15/18[2]	742,000	769,361
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[2]	100,000	108,250
Total Consumer, Non-cyclical		132,852,445
Consumer, Cyclical - 14.8%
Jaguar Land Rover Automotive plc
4.13% due 12/15/18[2]	7,730,000	7,990,887
5.63% due 02/01/23[1,2]	4,000,000	4,235,000
CalAtlantic Group, Inc.
8.38% due 05/15/18	8,432,000	9,317,359
Lennar Corp.
6.95% due 06/01/18	3,146,000	3,405,545
4.13% due 12/01/18	3,214,000	3,334,525
Algeco Scotsman Global Finance plc
8.50% due 10/15/18[1,2]	7,500,000	6,675,000
American Airlines Group, Inc.
6.13% due 06/01/18	6,186,000	6,479,835
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 11/01/18	5,600,000	5,852,000
JC Penney Corporation, Inc.
5.75% due 02/15/18	5,381,000	5,609,693
DR Horton, Inc.
3.75% due 03/01/19	5,417,000	5,606,595
MGM Resorts International
11.38% due 03/01/18	4,594,000	5,202,705
Dollar Tree, Inc.
5.75% due 03/01/23	4,500,000	4,865,625
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	3,974,000	4,291,920
BMC Stock Holdings, Inc.
9.00% due 09/15/18[2]	4,136,000	4,281,037
United Continental Holdings, Inc.
6.38% due 06/01/18	4,056,000	4,279,080
Yum! Brands, Inc.
6.25% due 03/15/18	3,557,000	3,814,883
Accuride Corp.
9.50% due 08/01/18[1]	3,940,000	3,782,400
Landry's Holdings II, Inc.
10.25% due 01/01/18[2]	3,468,000	3,537,360
Lions Gate Entertainment Corp.
5.25% due 08/01/18	3,218,000	3,423,148
Peninsula Gaming LLC / Peninsula Gaming Corp.
8.38% due 02/15/18[2]	3,410,000	3,410,000

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Consumer, Cyclical - 14.8% (continued)
KB Home
7.25% due 06/15/18	$3,103,000	$3,343,483
Sears Holdings Corp.
6.63% due 10/15/18[1]	2,940,000	2,837,100
Scientific Games Corp.
8.13% due 09/15/18[1]	2,500,000	2,515,625
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/18[2]	2,268,000	2,313,360
Beazer Homes USA, Inc.
6.63% due 04/15/18	1,965,000	2,002,040
International Automotive Components Group S.A.
9.13% due 06/01/18[2]	980,000	973,875
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	500,000	535,000
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	200,000	218,500
Total Consumer, Cyclical		114,133,580
Industrial - 9.8%
Bombardier, Inc.
5.50% due 09/15/18[2]	8,150,000	8,414,874
7.50% due 03/15/18[2]	7,146,000	7,574,760
CNH Industrial Capital LLC
3.63% due 04/15/18	7,412,000	7,597,300
3.88% due 07/16/18	7,000,000	7,203,000
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/18[2]	6,030,000	6,241,050
Harsco Corp.
5.75% due 05/15/18	5,920,000	6,017,384
USG Corp.
9.50% due 01/15/18	5,388,000	5,926,800
Michael Baker International LLC / CDL Acquisition Company, Inc.
8.25% due 10/15/18[2]	5,275,000	5,314,563
XPO CNW, Inc.
7.25% due 01/15/18	4,000,000	4,110,000
Tutor Perini Corp.
7.63% due 11/01/18[1]	3,224,000	3,264,300
CEVA Group plc
4.00% due 05/01/18[1,2]	3,250,000	2,892,500
Kemet Corp.
10.50% due 05/01/18	2,734,000	2,747,670
Owens-Illinois, Inc.
7.80% due 05/15/18	2,089,000	2,292,678
Xerium Technologies, Inc.
8.88% due 06/15/18[1]	2,133,000	2,180,993
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	1,568,000	1,618,960
Vulcan Materials Co.
7.00% due 06/15/18	1,472,000	1,608,160
Tervita Corp.
10.88% due 02/15/18[2]	980,000	268,275

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Industrial - 9.8% (continued)
Real Alloy Holding, Inc.
10.00% due 01/15/19[2]	$148,000	$150,590
Total Industrial		75,423,857
Basic Materials - 7.5%
ArcelorMittal
6.13% due 06/01/18	13,436,000	14,242,160
Evraz Group S.A.
6.75% due 04/27/18[2]	7,250,000	7,612,500
Ashland, Inc.
3.88% due 04/15/18	6,822,000	7,035,187
Commercial Metals Co.
7.35% due 08/15/18	5,409,000	5,841,720
Hexion, Inc.
8.88% due 02/01/18	4,714,000	4,431,160
Axiall Corp.
4.88% due 05/15/23	4,040,000	4,252,100
Vedanta Resources plc
9.50% due 07/18/18[1,2]	4,000,000	4,099,880
Cornerstone Chemical Co.
9.38% due 03/15/18[2]	3,760,000	3,703,600
Smurfit Kappa Acquisitions
4.88% due 09/15/18[2]	2,525,000	2,657,563
OMNOVA Solutions, Inc.
7.88% due 11/01/18	2,006,000	2,025,960
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/18[2]	1,468,000	1,427,630
Joseph T Ryerson & Son, Inc.
11.25% due 10/15/18	900,000	924,750
Total Basic Materials		58,254,210
Energy - 5.9%
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.00% due 01/15/18	13,108,000	13,435,700
Transocean, Inc.
6.00% due 03/15/18[1]	9,500,000	9,559,375
Rockies Express Pipeline LLC
6.85% due 07/15/18[2]	6,516,000	6,931,395
Southwestern Energy Co.
7.50% due 02/01/18	5,383,000	5,685,793
Whiting Petroleum Corp.
6.50% due 10/01/18	3,705,000	3,566,063
NuStar Logistics, LP
8.15% due 04/15/18	3,272,000	3,546,030

	Face
	Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Energy - 5.9% (continued)
Petroleum Geo-Services ASA
7.38% due 12/15/18[1,2]	$1,500,000	$1,132,500
Natural Resource Partners Limited Partnership / NRP Finance Corp.
9.13% due 10/01/18	980,000	830,550
Sibur Securities DAC
3.91% due 01/31/18[2]	750,000	760,313
Total Energy		45,447,719
Technology - 3.5%
NXP BV / NXP Funding LLC
3.75% due 06/01/18[2]	7,052,000	7,228,299
5.75% due 03/15/23[2]	4,700,000	5,014,853
Dell, Inc.
5.65% due 04/15/18	5,094,000	5,342,333
BMC Software, Inc.
7.25% due 06/01/18	3,722,000	3,638,255
Harland Clarke Holdings Corp.
9.75% due 08/01/18[2]	2,694,000	2,778,188
Interface Security Systems Holdings Incorporated / Interface Security Systems LLC
9.25% due 01/15/18	2,694,000	2,744,513
Total Technology		26,746,441
Utilities - 2.0%
NRG Energy, Inc.
7.63% due 01/15/18	5,919,000	6,370,324
Talen Energy Supply LLC
6.50% due 05/01/18[1]	4,936,000	5,096,420
GenOn Energy, Inc.
9.50% due 10/15/18	2,940,000	2,315,250
Calpine Corp.
5.88% due 01/15/24[2]	1,938,000	2,059,125
Total Utilities		15,841,119
Total Corporate Bonds
(Cost $740,423,591)		748,863,143

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.3277%	39,913,538	39,913,538
Total Securities Lending Collateral
(Cost $39,913,538)		39,913,538
Total Investments - 102.3%
(Cost $780,337,129)		$788,776,681
Other Assets & Liabilities, net - (2.3)%		(17,836,452)
Total Net Assets - 100.0%		$770,940,229

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $234,343,522 (cost $234,363,169), or 30.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Other Information (unaudited)

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$748,863,143	$—	$748,863,143
Securities Lending Collateral	39,913,538	—	—	39,913,538
Total	$39,913,538	$748,863,143	$—	$788,776,681

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 96.5%
Communications - 17.3%
CSC Holdings LLC
10.13% due 01/15/23[1]	$9,000,000	$10,299,374
8.63% due 02/15/19	2,197,000	2,466,133
Sprint Capital Corp.
6.90% due 05/01/19	7,215,000	7,323,224
DISH DBS Corp.
7.88% due 09/01/19	5,995,000	6,699,412
T-Mobile USA, Inc.
6.50% due 01/15/24	5,250,000	5,663,437
6.46% due 04/28/19	699,000	713,854
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	4,575,000	4,838,063
13.38% due 10/15/19	1,292,000	1,385,670
Nokia Oyj
5.38% due 05/15/19[2]	4,255,000	4,616,675
Avaya, Inc.
7.00% due 04/01/19[1,2]	3,007,000	2,255,250
9.00% due 04/01/19[1]	1,273,000	977,028
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	3,967,000	3,198,393
TEGNA, Inc.
5.13% due 10/15/19	2,621,000	2,699,630
VimpelCom Holdings BV
5.20% due 02/13/19[1]	2,450,000	2,531,584
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	2,493,000	2,531,028
CenturyLink, Inc.
6.15% due 09/15/19	2,173,000	2,368,570
Lamar Media Corp.
5.38% due 01/15/24	2,000,000	2,140,000
Frontier Communications Corp.
7.13% due 03/15/19	1,649,000	1,785,043
FairPoint Communications, Inc.
8.75% due 08/15/19[1]	1,467,000	1,505,509
iHeartCommunications, Inc.
9.00% due 12/15/19	1,543,000	1,253,688
LBI Media, Inc.
10.00% due 04/15/19[1]	1,217,000	1,220,043
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	1,075,000	1,048,125
Hughes Satellite Systems Corp.
6.50% due 06/15/19	437,000	479,608
EarthLink Holdings Corp.
8.88% due 05/15/19	415,000	425,894
Total Communications		70,425,235
Financial - 14.7%
CIT Group, Inc.
5.50% due 02/15/19[1]	8,017,000	8,508,042
3.88% due 02/19/19	3,625,000	3,714,501
Navient Corp.
5.50% due 01/15/19	5,751,000	5,923,529
4.88% due 06/17/19	3,725,000	3,771,563
Ally Financial, Inc.
3.75% due 11/18/19	3,449,000	3,535,225
3.50% due 01/27/19	3,293,000	3,342,395

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Financial - 14.7% (continued)
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	$5,892,000	$5,892,000
International Lease Finance Corp.
6.25% due 05/15/19	3,024,000	3,298,276
5.88% due 04/01/19	449,000	485,481
VEREIT Operating Partnership, LP
3.00% due 02/06/19	3,357,000	3,398,224
OneMain Financial Holdings LLC
6.75% due 12/15/19[1]	2,449,000	2,580,634
iStar, Inc.
5.00% due 07/01/19	2,437,000	2,449,185
Radian Group, Inc.
5.50% due 06/01/19	2,291,000	2,437,051
Springleaf Finance Corp.
5.25% due 12/15/19	2,181,000	2,238,251
Aircastle Ltd.
6.25% due 12/01/19	1,917,000	2,125,474
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/19[1]	1,867,000	1,944,014
PHH Corp.
7.38% due 09/01/19[2]	1,529,000	1,567,225
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.75% due 05/15/19	1,330,000	1,371,563
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[2]	1,200,000	1,261,500
Total Financial		59,844,133
Industrial - 14.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	6,450,000	6,699,937
9.88% due 08/15/19	4,313,000	4,442,389
7.00% due 07/15/24[1]	3,250,000	3,487,656
Florida East Coast Holdings Corp.
6.75% due 05/01/19[1]	3,993,000	4,132,755
XPO Logistics, Inc.
7.88% due 09/01/19[1]	3,269,000	3,399,901
BlueLine Rental Finance Corp.
7.00% due 02/01/19[1]	3,575,000	3,110,250
PaperWorks Industries, Inc.
9.50% due 08/15/19[1]	3,112,000	2,956,400
SBA Communications Corp.
5.63% due 10/01/19	2,655,000	2,736,309
CNH Industrial Capital LLC
3.38% due 07/15/19[2]	2,605,000	2,653,844
Coveris Holdings S.A.
7.88% due 11/01/19[1]	2,500,000	2,562,500
Manitowoc Foodservice, Inc.
9.50% due 02/15/24[1]	2,000,000	2,270,000

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Industrial - 14.4% (continued)
Bombardier, Inc.
4.75% due 04/15/19[1]	$2,199,000	$2,215,492
Anixter, Inc.
5.63% due 05/01/19	2,023,000	2,149,438
Albea Beauty Holdings S.A.
8.38% due 11/01/19[1]	1,828,000	1,926,255
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/19[1]	1,750,000	1,798,125
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/19[1]	2,223,000	1,722,825
Meccanica Holdings USA, Inc.
6.25% due 07/15/19[1]	1,500,000	1,650,750
Greif, Inc.
7.75% due 08/01/19	1,167,000	1,323,086
Sanmina Corp.
4.38% due 06/01/19[1]	1,123,000	1,174,939
Real Alloy Holding, Inc.
10.00% due 01/15/19[1]	1,123,000	1,142,653
LMI Aerospace, Inc.
7.38% due 07/15/19	1,066,000	1,089,985
Koppers, Inc.
7.88% due 12/01/19	985,000	1,007,163
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1]	870,000	914,588
AEP Industries, Inc.
8.25% due 04/15/19	723,000	748,176
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	690,000	633,075
LSB Industries, Inc.
8.50% due 08/01/19[3]	291,000	300,821
Navios Maritime Holdings Inc./ Navios Maritime Finance II US Inc
8.13% due 02/15/19	485,000	276,450
Total Industrial		58,525,762
Consumer, Cyclical - 13.9%
Lennar Corp.
4.50% due 06/15/19	3,103,000	3,273,664
4.50% due 11/15/19	2,611,000	2,770,923
American Airlines Group, Inc.
5.50% due 10/01/19[1]	4,063,000	4,210,283
International Game Technology plc
5.63% due 02/15/20[1]	3,850,000	4,148,375
MGM Resorts International
8.63% due 02/01/19	3,493,000	3,968,921
Jaguar Land Rover Automotive plc
4.25% due 11/15/19[1,2]	2,500,000	2,618,750
3.50% due 03/15/20[1]	700,000	720,125
Jo-Ann Stores LLC
8.13% due 03/15/19[1]	2,691,000	2,704,455
Guitar Center, Inc.
6.50% due 04/15/19[1]	2,687,000	2,404,865

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Consumer, Cyclical - 13.9% (continued)
L Brands, Inc.
8.50% due 06/15/19	$2,005,000	$2,358,381
International Game Technology
7.50% due 06/15/19	2,055,000	2,327,288
JC Penney Corporation, Inc.
8.13% due 10/01/19	2,152,000	2,326,850
KB Home
4.75% due 05/15/19	2,205,000	2,254,612
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19	1,932,000	1,994,790
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/19[1]	1,699,000	1,800,940
Air Canada
6.75% due 10/01/19[1]	1,661,000	1,725,364
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	873,000	993,037
5.13% due 02/15/19	673,000	685,442
Allied Specialty Vehicles, Inc.
8.50% due 11/01/19[1]	1,617,000	1,673,595
Carlson Wagonlit B.V.
6.88% due 06/15/19[1]	1,500,000	1,553,624
Yum! Brands, Inc.
5.30% due 09/15/19	1,330,000	1,444,713
GameStop Corp.
5.50% due 10/01/19[1]	1,343,000	1,373,218
Allegiant Travel Co.
5.50% due 07/15/19	1,217,000	1,274,808
Beazer Homes USA, Inc.
5.75% due 06/15/19[2]	1,066,000	1,072,663
9.13% due 05/15/19	94,000	95,293
Commercial Vehicle Group, Inc.
7.88% due 04/15/19	1,015,000	1,004,850
Office Depot, Inc.
9.75% due 03/15/19[1]	901,000	946,951
CCM Merger, Inc.
9.13% due 05/01/19[1]	723,000	758,376
Tenneco, Inc.
5.38% due 12/15/24	700,000	749,000
Radio Systems Corp.
8.38% due 11/01/19[1]	673,000	704,968
DR Horton, Inc.
3.75% due 03/01/19	500,000	517,500
Algeco Scotsman Global Finance plc
10.75% due 10/15/19[1]	400,000	235,000
Total Consumer, Cyclical		56,691,624
Consumer, Non-cyclical - 13.3%
CHS/Community Health Systems, Inc.
8.00% due 11/15/19[2]	8,239,000	7,837,348
Tenet Healthcare Corp.
5.00% due 03/01/19	5,011,000	4,891,988
5.50% due 03/01/19	2,437,000	2,400,445

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Hertz Corp.
6.75% due 04/15/19	$5,081,000	$5,195,322
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	4,100,000	4,479,250
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	4,807,000	4,380,379
APX Group, Inc.
6.38% due 12/01/19[2]	3,993,000	4,117,741
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[1]	3,649,000	4,009,339
US Foods, Inc.
5.88% due 06/15/24[1]	2,500,000	2,631,250
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1]	2,649,000	2,284,763
Graham Holdings Co.
7.25% due 02/01/19	1,500,000	1,636,875
Dole Food Company, Inc.
7.25% due 05/01/19[1]	1,518,000	1,552,155
Constellation Brands, Inc.
3.88% due 11/15/19	1,467,000	1,549,519
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	1,508,000	1,494,805
RR Donnelley & Sons Co.
8.25% due 03/15/19	935,000	1,060,056
iPayment, Inc.
9.50% due 12/15/19[1]	1,055,000	1,044,450
Laureate Education, Inc.
9.25% due 09/01/19[1]	1,101,000	1,017,049
Safeway, Inc.
5.00% due 08/15/19	982,000	1,001,640
Cenveo Corp.
6.00% due 08/01/19[1]	967,000	860,630
B&G Foods, Inc.
4.63% due 06/01/21	250,000	259,063
Syniverse Holdings, Inc.
9.13% due 01/15/19	335,000	222,775
BakerCorp International, Inc.
8.25% due 06/01/19	191,000	158,053
SFX Entertainment, Inc.
9.63% due 02/01/19[1,4]	241,000	3,615
Total Consumer, Non-cyclical		54,088,510
Basic Materials - 8.0%
Consolidated Energy Finance S.A.
6.75% due 10/15/19[1]	5,990,000	5,810,300
ArcelorMittal
10.85% due 06/01/19	4,000,000	4,789,999
Anglo American Capital plc
9.38% due 04/08/19[1]	3,250,000	3,745,625
AK Steel Corp.
7.50% due 07/15/23	3,250,000	3,534,375
Evraz Inc. North America Canada
7.50% due 11/15/19[1]	3,500,000	3,526,250

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Basic Materials - 8.0% (continued)
INEOS Group Holdings S.A.
5.88% due 02/15/19[1,2]	$2,900,000	$2,983,375
Allegheny Technologies, Inc.
9.38% due 06/01/19	1,717,000	1,815,728
Mercer International, Inc.
7.00% due 12/01/19	1,678,000	1,736,730
Steel Dynamics, Inc.
6.13% due 08/15/19	1,592,000	1,643,820
First Quantum Minerals Ltd.
7.25% due 10/15/19[1]	950,000	869,250
Vedanta Resources plc
6.00% due 01/31/19[1,2]	800,000	754,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[1]	813,000	735,765
Tembec Industries, Inc.
9.00% due 12/15/19[1]	696,000	546,360
Teck Resources Ltd.
3.00% due 03/01/19[2]	240,000	234,000
Total Basic Materials		32,725,577
Energy - 7.4%
Whiting Petroleum Corp.
5.00% due 03/15/19	4,557,000	4,238,010
Targa Resources Partners LP / Targas Resources Finance Corp.
4.13% due 11/15/19	3,738,000	3,784,724
Oasis Petroleum, Inc.
7.25% due 02/01/19	3,250,000	3,217,500
NGPL PipeCo LLC
9.63% due 06/01/19[1,2]	2,629,000	2,773,594
Greenko Dutch BV
8.00% due 08/01/19[1]	2,500,000	2,693,213
PHI, Inc.
5.25% due 03/15/19	2,673,000	2,559,398
SESI LLC
6.38% due 05/01/19	2,500,000	2,487,500
Rockies Express Pipeline LLC
6.00% due 01/15/19[1]	1,955,000	2,067,413
DCP Midstream LLC
9.75% due 03/15/19[1]	1,585,000	1,773,219
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	1,438,000	1,538,660
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.50% due 04/01/19	1,500,000	1,488,750
SEACOR Holdings, Inc.
7.38% due 10/01/19	579,000	579,000
Weatherford International Ltd.
9.63% due 03/01/19	358,000	391,115
EV Energy Partners, LP / EV Energy Finance Corp.
8.00% due 04/15/19	435,000	271,875
Basic Energy Services, Inc.
7.75% due 02/15/19	529,000	203,665

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Energy - 7.4% (continued)
SunCoke Energy, Inc.
7.63% due 08/01/19	$91,000	$85,995
Forbes Energy Services Ltd.
9.00% due 06/15/19	122,000	34,770
Total Energy		30,188,401
Utilities - 5.1%
Dynegy, Inc.
6.75% due 11/01/19	8,735,000	8,997,050
Talen Energy Supply LLC
4.63% due 07/15/19[1]	5,607,000	5,298,615
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13% due 07/15/19	2,475,000	2,332,688
Listrindo Capital BV
6.95% due 02/21/19[1]	1,500,000	1,556,415
Atlantica Yield plc
7.00% due 11/15/19[1]	1,500,000	1,500,000
DPL, Inc.
6.75% due 10/01/19	985,000	999,775
Total Utilities		20,684,543
Technology - 1.5%
Dell, Inc.
5.88% due 06/15/19[2]	2,546,000	2,733,768

	Face
	Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Technology - 1.5% (continued)
Advanced Micro Devices, Inc.
6.75% due 03/01/19	$2,367,000	$2,390,670
Change Healthcare Holdings, Inc.
11.00% due 12/31/19	967,000	1,022,844
Total Technology		6,147,282
Diversified - 0.9%
HRG Group, Inc.
7.88% due 07/15/19	3,649,000	3,867,940
Total Corporate Bonds
(Cost $391,642,855)		393,189,007

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 4.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.3357%	17,457,832	17,457,832
Total Securities Lending Collateral
(Cost $17,457,832)		17,457,832
Total Investments - 100.8%
(Cost $409,100,687)		$410,646,839
Other Assets & Liabilities, net - (0.8)%		(3,433,028)
Total Net Assets - 100.0%		$407,213,811

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $156,129,413 (cost $156,680,723), or 38.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Security is in default of interest and/or principal obligations.
5	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$393,189,007	$—	$393,189,007
Securities Lending Collateral	17,457,832	—	—	17,457,832
Total	$17,457,832	$393,189,007	$—	$410,646,839

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.7%
Communications - 21.3%
CSC Holdings LLC
10.88% due 10/15/25[1]	3,200,000	$3,759,999
6.63% due 10/15/25[1]	1,450,000	1,578,688
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	3,703,000	3,725,537
SoftBank Corp.
4.50% due 04/15/20[1]	3,550,000	3,700,874
Wind Acquisition Finance S.A.
4.75% due 07/15/20[1]	2,550,000	2,594,625
6.50% due 04/30/20[1]	1,000,000	1,051,880
Sprint Communications, Inc.
7.00% due 08/15/20	2,227,000	2,204,730
7.00% due 03/01/20[1]	1,300,000	1,400,750
T-Mobile USA, Inc.
6.63% due 11/15/20	1,445,000	1,493,769
6.54% due 04/28/20	1,128,000	1,166,070
6.50% due 01/15/24	750,000	809,063
Frontier Communications Corp.
8.50% due 04/15/20	1,511,000	1,635,658
8.88% due 09/15/20	1,427,000	1,560,781
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38% due 09/15/20[1]	1,849,000	1,918,337
DISH DBS Corp.
5.13% due 05/01/20	1,483,000	1,538,613
CenturyLink, Inc.
5.63% due 04/01/20	1,349,000	1,441,744
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	1,261,000	1,293,534
Sirius XM Radio, Inc.
5.88% due 10/01/20[1]	771,000	796,539
4.25% due 05/15/20[1]	462,000	472,043
SBA Telecommunications, Inc.
5.75% due 07/15/20	1,195,000	1,230,103
Windstream Corp.
7.75% due 10/15/20	1,121,000	1,149,025
CommScope, Inc.
4.38% due 06/15/20[1]	1,040,000	1,079,000
Cablevision Systems Corp.
8.00% due 04/15/20	907,000	968,223
Gannett Company, Inc.
5.13% due 07/15/20	830,000	860,088
Cogeco Communications, Inc.
4.88% due 05/01/20[1]	816,000	850,680
EarthLink Holdings Corp.
7.38% due 06/01/20	750,000	788,438
ViaSat, Inc.
6.88% due 06/15/20	731,000	757,042
Nexstar Broadcasting, Inc.
6.88% due 11/15/20	600,000	627,000
Clear Channel International BV
8.75% due 12/15/20[1]	500,000	532,500
Cincinnati Bell, Inc.
8.38% due 10/15/20	373,000	386,288

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Communications - 21.3% (continued)
Block Communications, Inc.
7.25% due 02/01/20[1]	$300,000	$310,500
Total Communications		43,682,121
Consumer, Non-cyclical - 13.5%
Valeant Pharmaceuticals International, Inc.
5.38% due 03/15/20[1]	3,338,000	3,162,754
6.38% due 10/15/20[1]	2,923,000	2,806,080
7.00% due 10/01/20[1]	692,000	678,160
Tenet Healthcare Corp.
6.00% due 10/01/20	2,819,000	2,984,616
8.00% due 08/01/20	1,000,000	1,018,750
4.75% due 06/01/20	655,000	674,650
6.75% due 02/01/20	371,000	370,073
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	1,721,000	1,547,832
JBS Investments GmbH
7.75% due 10/28/20[1]	1,300,000	1,387,750
APX Group, Inc.
8.75% due 12/01/20[2]	1,371,000	1,324,729
Kindred Healthcare, Inc.
8.00% due 01/15/20	1,212,000	1,260,480
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.88% due 04/15/20[1,2]	1,162,000	1,193,955
ACCO Brands Corp.
6.75% due 04/30/20	1,090,000	1,160,850
WellCare Health Plans, Inc.
5.75% due 11/15/20	1,099,000	1,137,465
Cott Beverages, Inc.
6.75% due 01/01/20	962,000	1,011,303
Hertz Corp.
5.88% due 10/15/20[2]	917,000	952,534
Universal Hospital Services, Inc.
7.63% due 08/15/20	785,000	755,563
Fresenius Medical Care US Finance II, Inc.
4.13% due 10/15/20[1]	663,000	702,780
Alere, Inc.
6.50% due 06/15/20	712,000	702,210
Amsurg Corp.
5.63% due 11/30/20	573,000	594,488
Post Holdings, Inc.
8.00% due 07/15/25[1]	500,000	573,750
Live Nation Entertainment, Inc.
7.00% due 09/01/20[1]	476,000	494,527
RR Donnelley & Sons Co.
7.63% due 06/15/20	429,000	472,900
Avon Products, Inc.
6.35% due 03/15/20	250,000	240,625
Deluxe Corp.
6.00% due 11/15/20	230,000	238,625

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Consumer, Non-cyclical - 13.5% (continued)
Service Corporation International
4.50% due 11/15/20	$185,000	$190,550
Total Consumer, Non-cyclical		27,637,999
Energy - 13.4%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	3,300,000	3,481,500
Citgo Holding, Inc.
10.75% due 02/15/20[1]	1,871,000	1,920,113
Precision Drilling Corp.
6.63% due 11/15/20	1,876,000	1,791,580
Energy Transfer Equity, LP
7.50% due 10/15/20	1,604,000	1,764,400
Gulfport Energy Corp.
7.75% due 11/01/20	1,662,000	1,736,790
Southwestern Energy Co.
5.80% due 01/23/20	1,500,000	1,507,500
Chesapeake Energy Corp.
6.63% due 08/15/20	1,500,000	1,342,500
Weatherford International Ltd.
5.13% due 09/15/20[2]	1,250,000	1,181,250
Rockies Express Pipeline LLC
5.63% due 04/15/20[1]	1,000,000	1,051,250
Seven Generations Energy Ltd.
8.25% due 05/15/20[1]	962,000	1,028,138
Transocean, Inc.
6.50% due 11/15/20[2]	1,053,000	1,016,145
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	1,549,000	1,006,850
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/20[1]	962,000	977,729
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.50% due 03/01/20	685,000	708,975
Permian Resources LLC
13.00% due 11/30/20[1]	600,000	689,250
Sabine Pass LNG, LP
6.50% due 11/01/20	661,000	686,614
DCP Midstream LLC
5.35% due 03/15/20[1]	662,000	675,240
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	649,000	642,510
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20	607,000	625,210
Antero Resources Corp.
6.00% due 12/01/20	585,000	601,819
NuStar Logistics, LP
4.80% due 09/01/20	500,000	498,750
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	463,000	476,890

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Energy - 13.4% (continued)
WPX Energy, Inc.
7.50% due 08/01/20	$462,000	$476,726
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	462,000	472,395
Halcon Resources Corp.
8.63% due 02/01/20[1,3]	462,000	441,210
Northern Oil and Gas, Inc.
8.00% due 06/01/20	462,000	339,570
Calfrac Holdings, LP
7.50% due 12/01/20[1,2]	462,000	300,300
Parker Drilling Co.
7.50% due 08/01/20	185,000	150,775
Pacific Drilling S.A.
5.38% due 06/01/20[1]	150,000	44,250
Total Energy		27,636,229
Consumer, Cyclical - 13.4%
MGM Resorts International
6.75% due 10/01/20	1,333,000	1,496,293
5.25% due 03/31/20	962,000	1,034,150
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20	1,800,000	1,849,500
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope
8.00% due 10/01/20	1,750,000	1,785,000
HD Supply, Inc.
7.50% due 07/15/20	1,565,000	1,631,513
Titan International, Inc.
6.88% due 10/01/20[2]	1,591,000	1,507,472
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20	1,250,000	1,343,750
K Hovnanian Enterprises, Inc.
7.25% due 10/15/20[1]	935,000	841,499
9.13% due 11/15/20[1]	463,000	305,580
Brookfield Residential Properties, Inc.
6.50% due 12/15/20[1]	968,000	999,460
JC Penney Company, Inc.
5.65% due 06/01/20[2]	935,000	935,000
William Lyon Homes, Inc.
8.50% due 11/15/20	810,000	856,574
Serta Simmons Bedding LLC
8.13% due 10/01/20[1]	800,000	835,500
Playa Resorts Holding BV
8.00% due 08/15/20[1]	750,000	774,375
ZF North America Capital, Inc.
4.00% due 04/29/20[1,2]	700,000	745,938
L Brands, Inc.
7.00% due 05/01/20	641,000	741,156
Michaels Stores, Inc.
5.88% due 12/15/20[1]	712,000	739,590
Rexel S.A.
5.25% due 06/15/20[1]	700,000	731,500
Dufry Finance SCA
5.50% due 10/15/20[1]	700,000	719,448
DR Horton, Inc.
4.00% due 02/15/20	649,000	683,073

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Consumer, Cyclical - 13.4% (continued)
American Airlines Group, Inc.
4.63% due 03/01/20[1,2]	$663,000	$667,144
Landry's, Inc.
9.38% due 05/01/20[1]	625,000	658,593
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	591,000	619,811
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	485,000	587,456
Wolverine World Wide, Inc.
6.13% due 10/15/20	536,000	554,090
DreamWorks Animation LLC
6.88% due 08/15/20[1]	523,000	551,765
Ruby Tuesday, Inc.
7.63% due 05/15/20	500,000	477,500
Ryland Group, Inc.
6.63% due 05/01/20	375,000	422,813
Yum! Brands, Inc.
3.88% due 11/01/20[2]	400,000	417,500
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[1]	435,000	416,513
United Continental Holdings, Inc.
6.00% due 12/01/20[2]	385,000	413,875
KB Home
8.00% due 03/15/20	371,000	412,738
Boyd Gaming Corp.
9.00% due 07/01/20	374,000	390,830
Meritage Homes Corp.
7.15% due 04/15/20	323,000	358,530
Scientific Games International, Inc.
6.25% due 09/01/20	91,000	68,250
Total Consumer, Cyclical		27,573,779
Basic Materials - 11.3%
ArcelorMittal
6.25% due 08/05/20	1,950,000	2,115,750
5.13% due 06/01/20	900,000	940,500
Hexion, Inc.
6.63% due 04/15/20	2,217,000	1,932,958
10.00% due 04/15/20	500,000	490,625
Anglo American Capital plc
3.63% due 05/14/20[1]	1,250,000	1,243,750
4.45% due 09/27/20[1]	1,000,000	1,015,000
Eldorado Gold Corp.
6.13% due 12/15/20[1]	1,962,000	2,009,322
Blue Cube Spinco, Inc.
9.75% due 10/15/23[1]	950,000	1,130,500
10.00% due 10/15/25[1]	600,000	715,500
IAMGOLD Corp.
6.75% due 10/01/20[1]	1,750,000	1,704,063
Cliffs Natural Resources, Inc.
8.25% due 03/31/20[1]	1,600,000	1,684,000
Lundin Mining Corp.
7.50% due 11/01/20[1]	962,000	1,019,720
Aleris International, Inc.
7.88% due 11/01/20	980,000	1,014,300

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Basic Materials - 11.3% (continued)
HudBay Minerals, Inc.
9.50% due 10/01/20	$1,000,000	$1,007,500
AK Steel Corp.
7.63% due 05/15/20	917,000	898,660
Huntsman International LLC
4.88% due 11/15/20[2]	805,000	839,213
New Gold, Inc.
7.00% due 04/15/20[1]	712,000	736,920
United States Steel Corp.
7.38% due 04/01/20[2]	632,000	626,865
TPC Group, Inc.
8.75% due 12/15/20[1]	741,000	600,210
PH Glatfelter Co.
5.38% due 10/15/20	462,000	466,620
First Quantum Minerals Ltd.
6.75% due 02/15/20[1]	462,000	408,870
Allegheny Technologies, Inc.
5.95% due 01/15/21	324,000	303,750
Tronox Finance LLC
6.38% due 08/15/20	279,000	253,890
Alamos Gold, Inc.
7.75% due 04/01/20[1]	130,000	136,500
Total Basic Materials		23,294,986
Financial - 10.2%
Ally Financial, Inc.
8.00% due 03/15/20	1,345,000	1,550,112
4.13% due 03/30/20	962,000	995,670
7.50% due 09/15/20	759,000	874,748
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	3,218,000	3,109,392
Navient Corp.
8.00% due 03/25/20	1,878,000	2,042,324
5.00% due 10/26/20	663,000	667,973
Springleaf Finance Corp.
8.25% due 12/15/20	1,300,000	1,423,500
6.00% due 06/01/20	500,000	519,375
Iron Mountain, Inc.
6.00% due 10/01/20[1]	1,200,000	1,278,012
CIT Group, Inc.
5.38% due 05/15/20	1,076,000	1,152,665
KCG Holdings, Inc.
6.88% due 03/15/20[1]	1,149,000	1,131,765
International Lease Finance Corp.
8.25% due 12/15/20	699,000	838,800
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1]	850,000	816,000
Equinix, Inc.
4.88% due 04/01/20	779,000	814,055
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	711,000	719,888
NewStar Financial, Inc.
7.25% due 05/01/20	673,000	662,905

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Financial - 10.2% (continued)
Aircastle Ltd.
7.63% due 04/15/20	$462,000	$535,343
Radian Group, Inc.
5.25% due 06/15/20	500,000	530,250
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
4.25% due 07/01/20	500,000	526,250
Genworth Holdings, Inc.
7.70% due 06/15/20[2]	485,000	482,575
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[1]	400,000	366,000
Total Financial		21,037,602
Industrial - 9.2%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	4,993,000	5,161,513
Advanced Disposal Services, Inc.
8.25% due 10/01/20	1,840,000	1,934,300
Novelis, Inc.
8.75% due 12/15/20	1,750,000	1,836,406
Bombardier, Inc.
7.75% due 03/15/20[1]	1,435,000	1,528,275
Ball Corp.
4.38% due 12/15/20	1,350,000	1,459,688
Sealed Air Corp.
6.50% due 12/01/20[1]	871,000	1,001,650
TransDigm, Inc.
5.50% due 10/15/20	823,000	848,719
CNH Industrial Capital LLC
4.38% due 11/06/20[2]	743,000	782,936
Shape Technologies Group, Inc.
7.63% due 02/01/20[1]	700,000	714,000
Briggs & Stratton Corp.
6.88% due 12/15/20	543,000	600,015
Louisiana-Pacific Corp.
7.50% due 06/01/20	566,000	588,994
Terex Corp.
6.50% due 04/01/20	555,000	573,093
Silgan Holdings, Inc.
5.00% due 04/01/20	555,000	568,875
Zachry Holdings, Inc.
7.50% due 02/01/20[1]	500,000	503,750
Boise Cascade Co.
6.38% due 11/01/20	435,000	452,400
Norbord, Inc.
5.38% due 12/01/20[1]	185,000	196,165

	Face
	Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Industrial - 9.2% (continued)
GrafTech International Ltd.
6.38% due 11/15/20	$91,000	$70,753
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	91,000	55,965
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.00% due 11/15/20[1]	35,294	35,426
Total Industrial		18,912,923
Technology - 4.9%
MSCI, Inc.
5.75% due 08/15/25[1]	1,947,000	2,119,796
First Data Corp.
6.75% due 11/01/20[1]	1,939,000	2,017,345
Nuance Communications, Inc.
5.38% due 08/15/20[1]	1,195,000	1,226,369
NXP BV / NXP Funding LLC
4.13% due 06/15/20[1]	1,000,000	1,037,500
Harland Clarke Holdings Corp.
6.88% due 03/01/20[1]	1,000,000	967,500
Infor US, Inc.
5.75% due 08/15/20[1]	613,000	649,326
Southern Graphics, Inc.
8.38% due 10/15/20[1]	500,000	513,750
Advanced Micro Devices, Inc.
7.75% due 08/01/20[2]	510,000	507,450
IMS Health, Inc.
6.00% due 11/01/20[1]	371,000	378,420
ACI Worldwide, Inc.
6.38% due 08/15/20[1]	328,000	339,070
j2 Cloud Services, Inc.
8.00% due 08/01/20[2]	282,000	294,338
Total Technology		10,050,864
Utilities - 0.3%
AES Corp.
8.00% due 06/01/20[2]	547,000	646,828
Diversified - 0.2%
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/20[1]	462,000	482,790
Total Corporate Bonds
(Cost $197,378,290)		200,956,121

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 3.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.3277%	6,364,152	6,364,152
Total Securities Lending Collateral
(Cost $6,364,152)		6,364,152
Total Investments - 100.8%
(Cost $203,742,442)		$207,320,273
Other Assets & Liabilities, net - (0.8)%		(1,712,115)
Total Net Assets - 100.0%		$205,608,158

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

Other Information (unaudited)

1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $76,867,820 (cost $75,843,843), or 37.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3	Security is in default.
4	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$200,956,121	$—	$200,956,121
Securities Lending Collateral	6,364,152	—	—	6,364,152
Total	$6,364,152	$200,956,121	$—	$207,320,273

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.0%
Communications - 20.2%
T-Mobile USA, Inc.
6.25% due 04/01/21	769,000	$805,528
6.63% due 04/28/21	727,000	764,259
Wind Acquisition Finance S.A.
7.38% due 04/23/21[1]	1,500,000	1,548,750
Sprint Corp.
7.25% due 09/15/21	1,169,000	1,161,693
DISH DBS Corp.
6.75% due 06/01/21	922,000	992,879
Frontier Communications Corp.
9.25% due 07/01/21	400,000	434,500
6.25% due 09/15/21	350,000	343,112
Virgin Media Secured Finance plc
5.38% due 04/15/21[1]	405,000	422,719
5.25% due 01/15/21	200,000	214,750
CenturyLink, Inc.
6.45% due 06/15/21	585,000	631,434
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13% due 12/15/21[1]	523,000	530,999
Hughes Satellite Systems Corp.
7.63% due 06/15/21	492,000	527,055
CommScope, Inc.
5.00% due 06/15/21[1]	504,000	524,790
West Corp.
4.75% due 07/15/21[1]	500,000	511,250
CSC Holdings LLC
6.75% due 11/15/21	477,000	510,390
Sprint Communications, Inc.
11.50% due 11/15/21	400,000	452,000
Level 3 Financing, Inc.
6.13% due 01/15/21	384,000	398,880
Windstream Services LLC
7.75% due 10/01/21	385,000	385,963
Millicom International Cellular S.A.
6.63% due 10/15/21[1]	300,000	317,025
TIBCO Software, Inc.
11.38% due 12/01/21[1,2]	342,000	306,090
Univision Communications, Inc.
8.50% due 05/15/21[1]	214,000	222,669
Midcontinent Communications & Midcontinent Finance Corp.
6.25% due 08/01/21[1]	200,000	210,500
Mediacom Broadband LLC / Mediacom Broadband Corp.
5.50% due 04/15/21	200,000	207,750
Emerald Expositions Holding, Inc.
9.00% due 06/15/21[1]	200,000	207,500
Netflix, Inc.
5.38% due 02/01/21	185,000	201,650
DigitalGlobe, Inc.
5.25% due 02/01/21[1]	200,000	200,000
Sirius XM Radio, Inc.
5.75% due 08/01/21[1]	185,000	193,373

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Communications - 20.2% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25% due 03/15/21	$185,000	$192,914
Sinclair Television Group, Inc.
5.38% due 04/01/21	185,000	192,631
TEGNA, Inc.
4.88% due 09/15/21[1]	185,000	192,400
GCI, Inc.
6.75% due 06/01/21	184,000	190,900
Cogent Communications Finance, Inc.
5.63% due 04/15/21[1]	185,000	189,163
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	195,000	147,713
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	89,000	92,115
Total Communications		14,425,344
Consumer, Non-cyclical - 18.0%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/21[1]	577,000	569,244
5.63% due 12/01/21[1]	435,000	394,763
6.75% due 08/15/21[1]	392,000	374,850
Tenet Healthcare Corp.
4.38% due 10/01/21	635,000	640,358
4.50% due 04/01/21	385,000	390,583
NBTY, Inc.
7.63% due 05/15/21[1]	950,000	973,750
Centene Corp.
5.63% due 02/15/21	650,000	693,063
Vector Group Ltd.
7.75% due 02/15/21	635,000	674,688
HCA Holdings, Inc.
6.25% due 02/15/21	555,000	602,174
JBS USA LUX S.A. / JBS USA Finance, Inc.
7.25% due 06/01/21[1]	531,000	552,240
LifePoint Health, Inc.
5.50% due 12/01/21	527,000	552,033
ADT Corp.
6.25% due 10/15/21[2]	450,000	495,000
Elizabeth Arden, Inc.
7.38% due 03/15/21[2]	460,000	474,374
SUPERVALU, Inc.
6.75% due 06/01/21	500,000	472,500
B&G Foods, Inc.
4.63% due 06/01/21	435,000	450,769
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[1]	385,000	401,844
DJO Finco Incorporated / DJO Finance LLC / DJO Finance Corp.
8.13% due 06/15/21[1]	450,000	398,250

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Consumer, Non-cyclical - 18.0% (continued)
Post Holdings, Inc.
6.75% due 12/01/21[1]	$369,000	$397,136
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	385,000	380,669
Edgewell Personal Care Co.
4.70% due 05/19/21	342,000	365,269
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[1]	315,000	359,100
Hertz Corp.
7.38% due 01/15/21	292,000	304,775
Constellation Brands, Inc.
3.75% due 05/01/21	269,000	285,140
Revlon Consumer Products Corp.
5.75% due 02/15/21	277,000	284,618
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1]	231,000	230,423
First Quality Finance Company, Inc.
4.63% due 05/15/21[1]	220,000	220,550
Sun Products Corp.
7.75% due 03/15/21[1]	200,000	207,750
Smithfield Foods, Inc.
5.88% due 08/01/21[1]	185,000	194,250
Prestige Brands, Inc.
5.38% due 12/15/21[1]	184,000	191,590
RR Donnelley & Sons Co.
7.88% due 03/15/21	169,000	184,633
Opal Acquisition, Inc.
8.88% due 12/15/21[1]	185,000	156,325
Total Consumer, Non-cyclical		12,872,711
Consumer, Cyclical - 16.8%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc.
11.00% due 10/01/21[2]	800,000	828,999
International Game Technology plc
6.25% due 02/15/22[1]	600,000	649,500
MGM Resorts International
6.63% due 12/15/21	569,000	641,548
Schaeffler Finance BV
4.25% due 05/15/21[1]	400,000	412,000
4.75% due 05/15/21[1]	200,000	207,500
HD Supply, Inc.
5.25% due 12/15/21[1]	569,000	608,471
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21	585,000	605,308
CalAtlantic Group, Inc.
8.38% due 01/15/21	292,000	349,670
6.25% due 12/15/21	200,000	220,500
Six Flags Entertainment Corp.
5.25% due 01/15/21[1]	435,000	450,333

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Consumer, Cyclical - 16.8% (continued)
L Brands, Inc.
6.63% due 04/01/21	$385,000	$446,600
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25% due 06/01/26[1]	400,000	426,000
GameStop Corp.
6.75% due 03/15/21[1]	400,000	406,000
Cedar Fair LP / Canada's Wonderland Company / Magnum Management Corp.
5.25% due 03/15/21	385,000	399,955
Rite Aid Corp.
6.75% due 06/15/21	369,000	388,899
Taylor Morrison Communities Incorporated / Monarch Communities Inc
5.25% due 04/15/21[1]	342,000	353,115
Neiman Marcus Group Limited LLC
8.00% due 10/15/21[1,2]	385,000	331,370
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[1]	292,000	295,650
Churchill Downs, Inc.
5.38% due 12/15/21	258,000	269,610
Golden Nugget Escrow, Inc.
8.50% due 12/01/21[1]	250,000	262,500
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 04/15/21	221,000	233,769
Lennar Corp.
4.75% due 04/01/21	200,000	215,600
Mohegan Tribal Gaming Authority
9.75% due 09/01/21	200,000	215,250
Isle of Capri Casinos, Inc.
5.88% due 03/15/21	200,000	209,750
American Axle & Manufacturing, Inc.
6.25% due 03/15/21	200,000	209,500
Meritor, Inc.
6.75% due 06/15/21	200,000	201,000
KB Home
7.00% due 12/15/21	185,000	198,413
Air Canada
7.75% due 04/15/21[1]	185,000	195,869
William Carter Co.
5.25% due 08/15/21	185,000	195,869
Penn National Gaming, Inc.
5.88% due 11/01/21[2]	185,000	193,325
Dana, Inc.
5.38% due 09/15/21	185,000	193,094
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/21[1]	185,000	192,863

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Consumer, Cyclical - 16.8% (continued)
WMG Acquisition Corp.
6.00% due 01/15/21[1]	$185,000	$192,631
Suburban Propane Partners LP / Suburban Energy Finance Corp.
7.38% due 08/01/21	185,000	192,515
Yum! Brands, Inc.
3.75% due 11/01/21	185,000	188,006
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	185,000	175,288
Sugarhouse HSP Gaming Prop Mezz Limited Partnership / Sugarhouse HSP Gaming Finance Corp.
6.38% due 06/01/21[1]	116,000	116,870
National CineMedia LLC
7.88% due 07/15/21	72,000	74,925
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/21[1]	45,000	49,500
Total Consumer, Cyclical		11,997,565
Financial - 11.8%
VEREIT Operating Partnership, LP
4.13% due 06/01/21	728,000	763,490
National Financial Partners Corp.
9.00% due 07/15/21[1]	700,000	725,375
Navient Corp.
5.88% due 03/25/21	385,000	391,737
6.63% due 07/26/21	300,000	310,125
Ally Financial, Inc.
4.25% due 04/15/21	600,000	619,499
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/21[1]	585,000	615,713
HUB International Ltd.
7.88% due 10/01/21[1]	585,000	599,625
Genworth Holdings, Inc.
7.63% due 09/24/21	400,000	378,000
7.20% due 02/15/21	200,000	189,500
Springleaf Finance Corp.
7.75% due 10/01/21	385,000	405,693
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
5.00% due 10/01/21	200,000	216,000
4.50% due 05/15/21	161,000	170,459
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	400,000	383,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1]	400,000	380,000

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Financial - 11.8% (continued)
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.50% due 02/01/21	$292,000	$307,330
OneMain Financial Holdings LLC
7.25% due 12/15/21[1]	231,000	243,128
Aircastle Ltd.
5.13% due 03/15/21	185,000	201,419
Iron Mountain, Inc.
4.38% due 06/01/21[1]	190,000	196,650
DuPont Fabros Technology, LP
5.88% due 09/15/21	185,000	193,672
RHP Hotel Properties Limited Partnership / RHP Finance Corp.
5.00% due 04/15/21	185,000	191,938
PHH Corp.
6.38% due 08/15/21	200,000	189,000
CTR Partnership Limited Partnership / CareTrust Capital Corp.
5.88% due 06/01/21	184,000	188,600
Credit Acceptance Corp.
6.13% due 02/15/21	185,000	186,850
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1]	184,000	184,460
Radian Group, Inc.
7.00% due 03/15/21	100,000	112,875
iStar, Inc.
6.50% due 07/01/21	100,000	102,300
Total Financial		8,446,438
Basic Materials - 9.2%
Teck Resources Ltd.
4.50% due 01/15/21[2]	578,000	553,435
8.00% due 06/01/21[1]	500,000	540,938
United States Steel Corp.
8.38% due 07/01/21[1]	500,000	545,000
6.88% due 04/01/21	148,000	146,705
ArcelorMittal
6.50% due 03/01/21	600,000	653,999
Constellium N.V.
7.88% due 04/01/21[1,2]	500,000	542,500
Platform Specialty Products Corp.
10.38% due 05/01/21[1]	500,000	526,250
Anglo American Capital plc
4.13% due 04/15/21[1]	500,000	497,500
WR Grace & Co.
5.13% due 10/01/21[1]	385,000	410,988
Eagle Spinco, Inc.
4.63% due 02/15/21	385,000	404,731
Steel Dynamics, Inc.
5.13% due 10/01/21	385,000	402,325
First Quantum Minerals Ltd.
7.00% due 02/15/21[1]	400,000	349,000

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Basic Materials - 9.2% (continued)
Aleris International, Inc.
9.50% due 04/01/21[1]	$200,000	$220,000
Celanese US Holdings LLC
5.88% due 06/15/21	184,000	210,794
Chemtura Corp.
5.75% due 07/15/21	185,000	193,325
AK Steel Corp.
7.63% due 10/01/21	200,000	192,750
Allegheny Technologies, Inc.
5.95% due 01/15/21	180,000	168,750
Total Basic Materials		6,558,990
Energy - 8.3%
SESI LLC
7.13% due 12/15/21	679,000	665,420
DCP Midstream LLC
4.75% due 09/30/21[1]	500,000	495,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	400,000	430,000
Whiting Petroleum Corp.
5.75% due 03/15/21	435,000	392,043
Oasis Petroleum, Inc.
6.50% due 11/01/21[2]	345,000	319,987
Sunoco Limited Partnership / Sunoco Finance Corp.
6.25% due 04/15/21[1]	300,000	309,750
QEP Resources, Inc.
6.88% due 03/01/21	290,000	304,645
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21	285,000	299,072
Weatherford International Ltd.
7.75% due 06/15/21[2]	300,000	298,125
Targa Resources Partners LP / Targas Resources Finance Corp.
6.88% due 02/01/21	273,000	283,920
SM Energy Co.
6.50% due 11/15/21[2]	261,000	259,695
Continental Resources, Inc.
7.13% due 04/01/21	250,000	259,531
Diamondback Energy, Inc.
7.63% due 10/01/21	200,000	212,250
Denbury Resources, Inc.
9.00% due 05/15/21[1]	200,000	206,500
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
7.25% due 02/15/21	200,000	190,750
Range Resources Corp.
5.75% due 06/01/21	184,000	187,680
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/21[1]	185,000	186,388
Sanchez Energy Corp.
7.75% due 06/15/21[2]	210,000	183,750
Precision Drilling Corp.
6.50% due 12/15/21	185,000	172,513

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Energy - 8.3% (continued)
Unit Corp.
6.63% due 05/15/21	$185,000	$154,938
Williams Companies, Inc.
7.88% due 09/01/21	120,000	140,400
Total Energy		5,952,357
Industrial - 8.1%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	555,000	575,813
8.25% due 02/15/21	400,000	416,452
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.75% due 01/31/21[1]	200,000	208,250
6.00% due 06/30/21[1]	200,000	207,000
CEVA Group plc
6.50% due 03/19/21[1]	275,000	225,500
9.00% due 09/01/21[1]	250,000	178,750
Terex Corp.
6.00% due 05/15/21	385,000	398,860
Clean Harbors, Inc.
5.13% due 06/01/21	385,000	396,550
Nortek, Inc.
8.50% due 04/15/21	326,000	341,567
Graphic Packaging International, Inc.
4.75% due 04/15/21	292,000	314,265
TransDigm, Inc.
7.50% due 07/15/21	292,000	310,067
Park-Ohio Industries, Inc.
8.13% due 04/01/21	250,000	255,625
CNH Industrial Capital LLC
4.88% due 04/01/21[2]	200,000	212,750
WESCO Distribution, Inc.
5.38% due 12/15/21	200,000	207,500
Huntington Ingalls Industries, Inc.
5.00% due 12/15/21[1]	185,000	195,406
Anixter, Inc.
5.13% due 10/01/21	185,000	195,175
USG Corp.
5.88% due 11/01/21[1]	185,000	194,944
Allegion US Holding Company, Inc.
5.75% due 10/01/21	185,000	194,250
Gibraltar Industries, Inc.
6.25% due 02/01/21	185,000	192,400
Joy Global, Inc.
5.13% due 10/15/21	176,000	190,294
Triumph Group, Inc.
4.88% due 04/01/21	185,000	178,988
CPG Merger Sub LLC
8.00% due 10/01/21[1]	152,000	155,800

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Industrial - 8.1% (continued)
BWAY Holding Co.
9.13% due 08/15/21[1]	$60,000	$61,650
Total Industrial		5,807,856
Technology - 3.6%
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
5.88% due 06/15/21[1]	1,120,000	1,184,720
NXP BV / NXP Funding LLC
4.13% due 06/01/21[1]	500,000	524,250
NCR Corp.
5.88% due 12/15/21	185,000	194,481
4.63% due 02/15/21	185,000	187,646
Dell, Inc.
4.63% due 04/01/21[2]	285,000	295,688
Amkor Technology, Inc.
6.63% due 06/01/21	200,000	206,250
Total Technology		2,593,035
Utilities - 2.0%
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	485,000	453,475

	Face
	Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Utilities - 2.0% (continued)
DPL, Inc.
7.25% due 10/15/21	$385,000	$390,197
Talen Energy Supply LLC
4.60% due 12/15/21[2]	400,000	315,000
NRG Energy, Inc.
7.88% due 05/15/21	241,000	252,448
Total Utilities		1,411,120
Total Corporate Bonds
(Cost $68,347,762)		70,065,416

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.3277%	3,676,820	3,676,820
Total Securities Lending Collateral
(Cost $3,676,820)		3,676,820
Total Investments - 103.1%
(Cost $72,024,582)		$73,742,236
Other Assets & Liabilities, net - (3.1)%		(2,200,629)
Total Net Assets - 100.0%		$71,541,607

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $27,352,615 (cost $26,872,384), or 38.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$70,065,416	$—	$70,065,416
Securities Lending Collateral	3,676,820	—	—	3,676,820
Total	$3,676,820	$70,065,416	$—	$73,742,236

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.6%
Communications - 22.1%
SFR Group S.A.
6.00% due 05/15/22[1]	1,300,000	$1,333,474
Frontier Communications Corp.
10.50% due 09/15/22	700,000	764,313
8.75% due 04/15/22	350,000	366,625
Altice Luxembourg S.A.
7.75% due 05/15/22[1]	1,055,000	1,126,871
Sprint Communications, Inc.
6.00% due 11/15/22	900,000	819,000
9.25% due 04/15/22	250,000	263,750
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1]	1,050,000	1,082,676
DISH DBS Corp.
5.88% due 07/15/22	1,000,000	1,022,500
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	900,000	940,000
CenturyLink, Inc.
5.80% due 03/15/22	700,000	726,845
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	600,000	631,500
Altice Financing S.A.
6.50% due 01/15/22[1]	450,000	475,313
T-Mobile USA, Inc.
6.73% due 04/28/22	400,000	422,000
Level 3 Financing, Inc.
5.38% due 08/15/22	400,000	419,560
Inmarsat Finance plc
4.88% due 05/15/22[1]	400,000	392,080
Cablevision Systems Corp.
5.88% due 09/15/22	400,000	378,000
Cable One, Inc.
5.75% due 06/15/22[1]	302,000	318,610
West Corp.
5.38% due 07/15/22[1]	300,000	293,625
Consolidated Communications, Inc.
6.50% due 10/01/22	250,000	243,750
Netflix, Inc.
5.50% due 02/15/22	200,000	216,000
Match Group, Inc.
6.75% due 12/15/22	200,000	213,500
Sinclair Television Group, Inc.
6.13% due 10/01/22[2]	200,000	212,500
Level 3 Communications, Inc.
5.75% due 12/01/22	200,000	209,500
AMC Networks, Inc.
4.75% due 12/15/22	200,000	206,750
Time, Inc.
5.75% due 04/15/22[1]	200,000	198,250
Acosta, Inc.
7.75% due 10/01/22[1]	200,000	185,750
McClatchy Co.
9.00% due 12/15/22	137,000	139,740

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Communications - 22.1% (continued)
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	$111,000	$114,885
Windstream Services LLC
7.50% due 06/01/22	100,000	96,750
Total Communications		13,814,117
Consumer, Non-cyclical - 17.6%
Tenet Healthcare Corp.
8.13% due 04/01/22	1,200,000	1,221,000
HCA, Inc.
7.50% due 02/15/22	900,000	1,028,250
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	1,050,000	876,750
ADT Corp.
3.50% due 07/15/22	568,000	546,700
Centene Corp.
4.75% due 05/15/22	500,000	521,875
Amsurg Corp.
5.63% due 07/15/22	450,000	466,313
DaVita, Inc.
5.75% due 08/15/22	400,000	421,000
Smithfield Foods, Inc.
6.63% due 08/15/22	390,000	415,350
Cott Beverages, Inc.
5.38% due 07/01/22	385,000	398,956
Edgewell Personal Care Co.
4.70% due 05/24/22	300,000	312,351
SUPERVALU, Inc.
7.75% due 11/15/22[2]	300,000	285,000
Ashtead Capital, Inc.
6.50% due 07/15/22[1]	250,000	265,000
Constellation Brands, Inc.
6.00% due 05/01/22	200,000	233,000
Fresenius Medical Care US Finance II, Inc.
5.88% due 01/31/22[1]	200,000	228,500
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	226,500
Post Holdings, Inc.
6.00% due 12/15/22[1]	200,000	213,010
Hertz Corp.
6.25% due 10/15/22[2]	200,000	211,320
Darling Ingredients, Inc.
5.38% due 01/15/22	200,000	211,000
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22	200,000	210,000
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	209,375
Live Nation Entertainment, Inc.
5.38% due 06/15/22[1]	200,000	208,500
TreeHouse Foods, Inc.
4.88% due 03/15/22	200,000	208,500
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	200,000	207,000

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Consumer, Non-cyclical - 17.6% (continued)
Halyard Health, Inc.
6.25% due 10/15/22	$200,000	$205,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1]	200,000	205,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/22[1]	200,000	204,250
Cardtronics, Inc.
5.13% due 08/01/22	200,000	204,000
Envision Healthcare Corp.
5.13% due 07/01/22[1]	200,000	203,000
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.75% due 08/01/22[1]	200,000	201,750
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	200,000	200,500
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/22[1]	200,000	191,000
Endo Finance LLC
5.75% due 01/15/22[1]	200,000	187,375
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[1]	61,000	59,475
Total Consumer, Non-cyclical		10,987,100
Consumer, Cyclical - 15.0%
1011778 BC ULC / New Red Finance, Inc.
6.00% due 04/01/22[1]	900,000	943,874
4.63% due 01/15/22[1]	400,000	415,000
Scientific Games International, Inc.
10.00% due 12/01/22	600,000	558,000
7.00% due 01/01/22[1]	225,000	240,188
MPG Holdco I, Inc.
7.38% due 10/15/22	500,000	517,810
L Brands, Inc.
5.63% due 02/15/22	450,000	500,063
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	450,000	481,500
MGM Resorts International
7.75% due 03/15/22	400,000	466,000
Tops Holding LLC / Tops Markets II Corp.
8.00% due 06/15/22[1]	500,000	451,250
ZF North America Capital, Inc.
4.50% due 04/29/22[1]	400,000	424,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	400,000	416,500
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	400,000	377,000

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Consumer, Cyclical - 15.0% (continued)
WMG Acquisition Corp.
6.75% due 04/15/22[1]	$200,000	$213,750
5.63% due 04/15/22[1]	100,000	104,625
H&E Equipment Services, Inc.
7.00% due 09/01/22[2]	294,000	311,640
Lennar Corp.
4.75% due 11/15/22	285,000	301,387
Meritage Homes Corp.
7.00% due 04/01/22	250,000	280,000
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	248,115
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	230,000	241,213
KB Home
7.50% due 09/15/22	200,000	214,500
DR Horton, Inc.
4.38% due 09/15/22	200,000	212,000
Regal Entertainment Group
5.75% due 03/15/22	200,000	210,250
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	208,000
PVH Corp.
4.50% due 12/15/22	200,000	207,000
Group 1 Automotive, Inc.
5.00% due 06/01/22	200,000	202,000
Men's Wearhouse, Inc.
7.00% due 07/01/22	200,000	177,500
Viking Cruises Ltd.
8.50% due 10/15/22[1]	200,000	177,000
CalAtlantic Group, Inc.
5.38% due 10/01/22	100,000	105,000
Brookfield Residential Properties Inc. / Brookfield Residential US Corp.
6.13% due 07/01/22[1]	100,000	101,000
Total Consumer, Cyclical		9,306,665
Energy - 14.8%
Chesapeake Energy Corp.
8.00% due 12/15/22[1,2]	1,113,000	1,062,914
Continental Resources, Inc.
5.00% due 09/15/22	828,000	805,230
Concho Resources, Inc.
6.50% due 01/15/22	350,000	365,750
5.50% due 10/01/22	200,000	208,000
CONSOL Energy, Inc.
5.88% due 04/15/22	628,000	571,480
Memorial Resource Development Corp.
5.88% due 07/01/22	500,000	506,250
ONEOK, Inc.
4.25% due 02/01/22	500,000	486,250
Oasis Petroleum, Inc.
6.88% due 03/15/22[2]	500,000	467,500
Southwestern Energy Co.
4.10% due 03/15/22	500,000	457,500
Antero Resources Corp.
5.13% due 12/01/22	350,000	347,375

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Energy - 14.8% (continued)
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
6.13% due 03/01/22	$350,000	$342,125
CITGO Petroleum Corp.
6.25% due 08/15/22[1]	350,000	341,250
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13% due 11/15/22[1]	350,000	338,625
Rice Energy, Inc.
6.25% due 05/01/22	300,000	309,000
WPX Energy, Inc.
6.00% due 01/15/22[2]	300,000	293,250
RSP Permian, Inc.
6.63% due 10/01/22	250,000	261,250
Range Resources Corp.
5.00% due 08/15/22	250,000	248,750
Newfield Exploration Co.
5.75% due 01/30/22	207,000	215,798
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25% due 10/15/22	200,000	212,700
Weatherford International Ltd.
4.50% due 04/15/22[2]	250,000	208,750
Targa Resources Partners LP / Targas Resources Finance Corp.
6.38% due 08/01/22	200,000	207,500
Laredo Petroleum, Inc.
7.38% due 05/01/22[2]	200,000	203,000
QEP Resources, Inc.
5.38% due 10/01/22	200,000	199,000
SM Energy Co.
6.13% due 11/15/22	200,000	195,500
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	200,000	173,000
Transocean, Inc.
5.05% due 10/15/22	201,000	161,303
Total Energy		9,189,050
Industrial - 11.1%
XPO Logistics, Inc.
6.50% due 06/15/22[1,2]	800,000	835,000
Zebra Technologies Corp.
7.25% due 10/15/22	500,000	545,000
Graphic Packaging International, Inc.
4.88% due 11/15/22	500,000	528,125
Gates Global LLC / Gates Global Co.
6.00% due 07/15/22[1]	500,000	477,500
General Cable Corp.
5.75% due 10/01/22	500,000	477,340
Bombardier, Inc.
6.00% due 10/15/22[1]	500,000	475,000
Berry Plastics Corp.
6.00% due 10/15/22	200,000	213,000
5.50% due 05/15/22	200,000	209,000

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Industrial - 11.1% (continued)
TransDigm, Inc.
6.00% due 07/15/22	$400,000	$418,000
KLX, Inc.
5.88% due 12/01/22[1]	250,000	263,625
Ball Corp.
5.00% due 03/15/22	200,000	217,000
AECOM
5.75% due 10/15/22	200,000	213,000
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/22[1]	200,000	211,250
Sealed Air Corp.
4.88% due 12/01/22[1]	200,000	210,750
Silgan Holdings, Inc.
5.50% due 02/01/22	200,000	209,000
Covanta Holding Corp.
6.38% due 10/01/22	200,000	209,000
Actuant Corp.
5.63% due 06/15/22	200,000	208,000
SBA Communications Corp.
4.88% due 07/15/22	200,000	205,500
Amsted Industries, Inc.
5.00% due 03/15/22[1]	200,000	204,000
Triumph Group, Inc.
5.25% due 06/01/22	200,000	192,500
Oshkosh Corp.
5.38% due 03/01/22	150,000	157,875
Belden, Inc.
5.50% due 09/01/22[1]	100,000	104,750
Moog, Inc.
5.25% due 12/01/22[1]	90,000	93,150
Total Industrial		6,877,365
Basic Materials - 6.1%
AK Steel Corp.
8.38% due 04/01/22	500,000	497,500
ArcelorMittal
7.25% due 02/25/22	400,000	452,000
Ashland, Inc.
4.75% due 08/15/22	400,000	420,500
Platform Specialty Products Corp.
6.50% due 02/01/22[1]	400,000	381,000
Celanese US Holdings LLC
4.63% due 11/15/22	200,000	219,000
Lundin Mining Corp.
7.88% due 11/01/22[1]	200,000	215,000
PQ Corp.
6.75% due 11/15/22[1]	200,000	212,500
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	212,000
SPCM S.A.
6.00% due 01/15/22[1]	200,000	209,500
Huntsman International LLC
5.13% due 11/15/22[2]	200,000	207,500
Cascades, Inc.
5.50% due 07/15/22[1]	200,000	202,000

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Basic Materials - 6.1% (continued)
Anglo American Capital plc
4.13% due 09/27/22[1]	$200,000	$196,500
United States Steel Corp.
7.50% due 03/15/22	200,000	195,375
Teck Resources Ltd.
4.75% due 01/15/22	194,000	182,420
Total Basic Materials		3,802,795
Financial - 4.5%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	900,000	844,875
CIT Group, Inc.
5.00% due 08/15/22	500,000	531,250
Ally Financial, Inc.
4.63% due 05/19/22	200,000	210,500
4.13% due 02/13/22	200,000	206,000
CyrusOne, LP / CyrusOne Finance Corp.
6.38% due 11/15/22	255,000	272,213
Equinix, Inc.
5.38% due 01/01/22	200,000	214,624
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1]	200,000	213,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[1]	200,000	182,500
GEO Group, Inc.
5.88% due 01/15/22	100,000	95,000
Total Financial		2,769,962
Utilities - 3.3%
Dynegy, Inc.
7.38% due 11/01/22	1,000,000	992,500

	Face
	Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Utilities - 3.3% (continued)
NRG Energy, Inc.
6.25% due 07/15/22	$400,000	$410,500
Terraform Global Operating LLC
9.75% due 08/15/22[1,2]	400,000	408,000
Calpine Corp.
6.00% due 01/15/22[1]	200,000	210,250
Total Utilities		2,021,250
Technology - 2.4%
Infor US, Inc.
6.50% due 05/15/22	500,000	509,375
Micron Technology, Inc.
5.88% due 02/15/22	400,000	405,500
NXP BV / NXP Funding LLC
4.63% due 06/15/22[1]	200,000	211,124
NCR Corp.
5.00% due 07/15/22	200,000	205,000
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	165,000	177,788
Total Technology		1,508,787
Diversified - 0.7%
HRG Group, Inc.
7.75% due 01/15/22	400,000	415,500
Total Corporate Bonds
(Cost $58,716,286)		60,692,591

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.3276%	2,965,916	2,965,916
Total Securities Lending Collateral
(Cost $2,965,916)		2,965,916
Total Investments - 102.4%
(Cost $61,682,202)		$63,658,507
Other Assets & Liabilities, net - (2.4)%		(1,498,841)
Total Net Assets - 100.0%		$62,159,666

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $18,225,769 (cost $17,565,847), or 29.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$60,692,591	$—	$60,692,591

Other Information (unaudited)

Securities Lending Collateral	2,965,916	—	—	2,965,916
Total	$2,965,916	$60,692,591	$—	$63,658,507

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.9%
Communications - 21.0%
T-Mobile USA, Inc.
6.84% due 04/28/23	$200,000	$215,250
6.63% due 04/01/23	200,000	214,124
6.00% due 03/01/23	100,000	106,379
Sprint Corp.
7.88% due 09/15/23	430,000	420,106
CSC Holdings LLC
10.13% due 01/15/23[1]	200,000	228,874
Virgin Media Finance plc
6.38% due 04/15/23[1]	200,000	214,000
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[1]	200,000	211,250
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/23[1]	100,000	105,469
5.13% due 02/15/23	100,000	105,250
Altice US Finance I Corp.
5.38% due 07/15/23[1]	200,000	210,000
Level 3 Financing, Inc.
5.63% due 02/01/23	100,000	105,125
5.13% due 05/01/23	100,000	104,250
Altice Financing S.A.
6.63% due 02/15/23[1]	200,000	209,000
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	175,000	182,875
Equinix, Inc.
5.38% due 04/01/23	100,000	106,250
Lamar Media Corp.
5.00% due 05/01/23	100,000	106,250
CenturyLink, Inc.
6.75% due 12/01/23	100,000	105,625
Univision Communications, Inc.
5.13% due 05/15/23[1]	100,000	104,500
Sirius XM Radio, Inc.
4.63% due 05/15/23[1]	100,000	101,500
DISH DBS Corp.
5.00% due 03/15/23	100,000	96,510
Frontier Communications Corp.
7.13% due 01/15/23	100,000	94,750
Total Communications		3,347,337
Consumer, Non-cyclical - 20.4%
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1]	300,000	265,499
5.50% due 03/01/23[1]	100,000	87,750
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25% due 05/15/23[1]	320,000	349,200
HCA, Inc.
5.88% due 05/01/23	200,000	213,000
Alere, Inc.
6.38% due 07/01/23[1]	200,000	205,500

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Consumer, Non-cyclical - 20.4% (continued)
Tenet Healthcare Corp.
6.75% due 06/15/23	$200,000	$190,750
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[1]	200,000	182,500
Constellation Brands, Inc.
4.25% due 05/01/23	100,000	107,188
Dean Foods Co.
6.50% due 03/15/23[1]	100,000	106,500
United Rentals North America, Inc.
6.13% due 06/15/23[2]	100,000	105,625
Hill-Rom Holdings, Inc.
5.75% due 09/01/23[1]	100,000	105,500
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.38% due 08/01/23[1]	100,000	105,000
Quintiles Transnational Corp.
4.88% due 05/15/23[1]	100,000	104,500
Avis Budget Car Rental LLC
5.50% due 04/01/23[2]	100,000	104,000
Kindred Healthcare, Inc.
8.75% due 01/15/23	100,000	102,625
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	100,000	102,250
HealthSouth Corp.
5.13% due 03/15/23	100,000	101,750
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.63% due 10/15/23[1]	100,000	100,875
CEB, Inc.
5.63% due 06/15/23[1]	100,000	99,500
WEX, Inc.
4.75% due 02/01/23[1]	100,000	99,000
Mallinckrodt International Finance S.A.
4.75% due 04/15/23	100,000	93,313
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[1]	100,000	91,000
Avon Products, Inc.
6.75% due 03/15/23	100,000	89,833
United Rentals, Inc.
4.63% due 07/15/23	80,000	82,144
ADT Corp.
4.13% due 06/15/23	60,000	59,100
Total Consumer, Non-cyclical		3,253,902
Consumer, Cyclical - 15.5%
Sabre GLBL, Inc.
5.38% due 04/15/23[1]	132,000	137,115
5.25% due 11/15/23[1]	100,000	103,250
MGM Resorts International
6.00% due 03/15/23	200,000	217,620

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Consumer, Cyclical - 15.5% (continued)
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23[2]	$200,000	$207,050
L Brands, Inc.
5.63% due 10/15/23	100,000	112,375
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.38% due 11/01/23	100,000	110,000
Boyd Gaming Corp.
6.88% due 05/15/23	100,000	108,500
Rite Aid Corp.
6.13% due 04/01/23[1]	100,000	108,333
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23[2]	100,000	107,000
Party City Holdings, Inc.
6.13% due 08/15/23[1]	100,000	106,750
American Builders & Contractors Supply Company, Inc.
5.75% due 12/15/23[1]	100,000	106,000
Carmike Cinemas, Inc.
6.00% due 06/15/23[1]	100,000	105,500
Lennar Corp.
4.88% due 12/15/23	100,000	105,250
Dana, Inc.
6.00% due 09/15/23	100,000	105,250
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.88% due 04/15/23[1]	100,000	105,000
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	100,000	105,000
Univar USA, Inc.
6.75% due 07/15/23[1]	100,000	104,000
Cinemark USA, Inc.
4.88% due 06/01/23	100,000	103,000
Sonic Automotive, Inc.
5.00% due 05/15/23	100,000	100,000
Yum! Brands, Inc.
3.88% due 11/01/23	100,000	99,375
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	100,000	90,750
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	26,000	28,080
Total Consumer, Cyclical		2,475,198
Energy - 12.4%
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	300,000	317,250
TerraForm Power Operating LLC
5.88% due 02/01/23[1]	200,000	202,500
Antero Resources Corp.
5.63% due 06/01/23	200,000	201,500

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Energy - 12.4% (continued)
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.25% due 05/01/23	$100,000	$102,000
4.25% due 11/15/23	100,000	96,750
Whiting Petroleum Corp.
6.25% due 04/01/23[2]	200,000	176,000
Williams Companies, Inc.
3.70% due 01/15/23	150,000	146,250
Continental Resources, Inc.
4.50% due 04/15/23	128,000	121,280
Concho Resources, Inc.
5.50% due 04/01/23	100,000	103,750
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23[1]	100,000	103,500
Range Resources Corp.
5.00% due 03/15/23	100,000	99,250
QEP Resources, Inc.
5.25% due 05/01/23	100,000	98,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23	100,000	98,000
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	98,000
Oasis Petroleum, Inc.
6.88% due 01/15/23	14,000	12,985
Total Energy		1,977,515
Technology - 8.4%
First Data Corp.
7.00% due 12/01/23[1]	500,000	525,625
5.38% due 08/15/23[1]	100,000	104,125
NCR Corp.
6.38% due 12/15/23	100,000	106,250
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23	100,000	105,750
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	103,875
Open Text Corp.
5.63% due 01/15/23[1]	100,000	103,750
VeriSign, Inc.
4.63% due 05/01/23	100,000	102,750
Brocade Communications Systems, Inc.
4.63% due 01/15/23	100,000	99,250
Micron Technology, Inc.
5.25% due 08/01/23[1]	100,000	97,250
Total Technology		1,348,625
Industrial - 7.7%
Bombardier, Inc.
6.13% due 01/15/23[1]	300,000	283,500
Owens Brockway Glass Container, Inc.
5.88% due 08/15/23[1]	100,000	109,688

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Industrial - 7.7% (continued)
Norbord, Inc.
6.25% due 04/15/23[1]	$100,000	$106,750
Masonite International Corp.
5.63% due 03/15/23[1]	100,000	106,500
Orbital ATK, Inc.
5.50% due 10/01/23	100,000	105,750
Anixter, Inc.
5.50% due 03/01/23	100,000	105,625
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	105,000
Berry Plastics Corp.
5.13% due 07/15/23	100,000	102,940
Ball Corp.
4.00% due 11/15/23	100,000	102,125
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	100,000	102,000
Total Industrial		1,229,878
Basic Materials - 4.2%
Axiall Corp.
4.88% due 05/15/23	100,000	105,250
PolyOne Corp.
5.25% due 03/15/23	100,000	105,000
Steel Dynamics, Inc.
5.25% due 04/15/23	100,000	104,500
Commercial Metals Co.
4.88% due 05/15/23	100,000	101,000
Clearwater Paper Corp.
4.50% due 02/01/23	100,000	100,125
Allegheny Technologies, Inc.
7.88% due 08/15/23	100,000	95,500
Teck Resources Ltd.
3.75% due 02/01/23[2]	65,000	56,063
Total Basic Materials		667,438
Financial - 3.8%
Iron Mountain, Inc.
6.00% due 08/15/23	100,000	107,250

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Financial - 3.8% (continued)
CIT Group, Inc.
5.00% due 08/01/23	$100,000	$106,250
Credit Acceptance Corp.
7.38% due 03/15/23	100,000	102,500
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.38% due 06/01/23	100,000	102,375
Navient Corp.
5.50% due 01/25/23	100,000	95,375
GEO Group, Inc.
5.13% due 04/01/23	100,000	89,750
Total Financial		603,500
Utilities - 3.2%
NRG Energy, Inc.
7.88% due 05/15/21	200,000	209,500
6.63% due 03/15/23	100,000	102,500
AES Corp.
4.88% due 05/15/23	100,000	101,750
Calpine Corp.
5.38% due 01/15/23	100,000	100,562
Total Utilities		514,312
Diversified - 1.3%
Argos Merger Sub, Inc.
7.13% due 03/15/23[1]	200,000	210,750
Total Corporate Bonds
(Cost $14,930,146)		15,628,455

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.3388%	584,500	$584,500
Total Securities Lending Collateral
(Cost $584,500)		584,500
Total Investments - 101.6%
(Cost $15,514,646)		$16,212,955
Other Assets & Liabilities, net - (1.6)%		(254,446)
Total Net Assets - 100.0%		$15,958,509

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $6,116,803 (cost $5,932,425), or 38.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at August 31, 2016 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$15,628,455	$—	$15,628,455
Securities Lending Collateral	584,500	—	—	584,500
Total	$584,500	$15,628,455	$—	$16,212,955

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
COMMERCIAL PAPER†† - 29.7%
Mattel, Inc.
0.00% due 09/01/16[1]	$13,000,000	$12,999,740
0.58% due 09/20/16	9,000,000	8,996,220
VF Corp.
0.70% due 09/22/16	14,000,000	13,994,400
Nissan Motor Acceptance Corp.
0.79% due 11/21/16	14,000,000	13,971,720
Bemis Co.
0.70% due 09/07/16	13,200,000	13,198,151
Hasbro, Inc.
0.00% due 09/01/16[1]	13,000,000	12,999,740
General Mills, Inc.
0.46% due 09/06/16	13,000,000	12,998,440
American Water Capital Corp.
0.70% due 09/08/16	13,000,000	12,998,180
COX Enterprises, Inc.
0.70% due 09/07/16	13,000,000	12,998,180
Philip Morris International, Inc.
0.47% due 09/20/16	13,000,000	12,997,140
Omnicom Capital, Inc.
0.78% due 09/12/16	13,000,000	12,996,880
International Business Machines Corp.
0.40% due 09/26/16	13,000,000	12,996,750
Ryder System, Inc.
0.70% due 09/14/16	13,000,000	12,996,230
BAT International Finance plc
0.77% due 09/14/16	13,000,000	12,996,230
Apple, Inc.
0.44% due 10/21/16	13,000,000	12,993,110
Nestle Capital Corp.
0.47% due 10/17/16	13,000,000	12,992,980
Mondelez International, Inc.
0.70% due 10/20/16	13,000,000	12,985,570
Campbell Soup Co.
0.75% due 10/25/16	13,000,000	12,984,790
Harley-Davidson Funding Corp.
0.71% due 09/08/16	12,000,000	11,998,080
Clorox Co.
0.79% due 09/12/16	12,000,000	11,997,120
Microsoft Corp.
0.45% due 09/28/16	12,000,000	11,996,640
Total Commercial Paper
(Cost $268,092,741)		268,086,291
REPURCHASE AGREEMENTS††,9 - 14.5%
Nomura Securities International, Inc.
issued 08/26/16 at 0.95% due 11/25/16	42,598,100	42,598,100
Bank of America, Inc.
issued 08/29/16 at 0.79% due 10/11/16	13,729,000	13,729,000
issued 08/03/16 at 0.83% due 09/12/16	11,010,000	11,010,000
issued 08/02/16 at 0.83% due 09/12/16	9,057,000	9,057,000
Jefferies & Company, Inc.
issued 08/24/16 at 3.62% due 09/12/16	4,631,000	4,631,000
issued 08/30/16 at 3.00% due 09/22/16	4,583,000	4,583,000
issued 08/18/16 at 1.00% due 09/20/16	4,540,000	4,540,000
issued 08/16/16 at 3.50% due 09/15/16	3,613,000	3,613,000
issued 08/30/16 at 3.62% due 09/30/16	2,639,000	2,639,000

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,9 - 14.5% (continued)
issued 08/24/16 at 3.02% due 09/27/16	$2,429,000	$2,429,000
issued 08/25/16 at 3.52% due 09/27/16	1,899,000	1,899,000
issued 08/24/16 at 3.62% due 09/15/16	1,695,000	1,695,000
issued 08/11/16 at 3.01% due 09/12/16	1,257,000	1,257,000
issued 08/25/16 at 3.02% due 09/27/16	1,014,000	1,014,000
Mizuho Securities Company Ltd.
issued 08/04/16 at 1.44% due 11/04/16	25,810,000	25,810,000
Total Repurchase Agreements
(Cost $130,504,100)		130,504,100
U.S. GOVERNMENT SECURITIES†† - 6.6%
United States Treasury Bill
0.00% due 09/15/16[1]	20,000,000	19,998,520
0.00% due 09/22/16[1]	20,000,000	19,997,680
0.00% due 11/10/16[1]	20,000,000	19,989,540
Total U.S. Government Securities
(Cost $59,983,854)		59,985,740
FEDERAL AGENCY DISCOUNT NOTES†† - 1.7%
Federal Home Loan Bank
0.00% due 09/30/16[1,2]
(Cost $14,996,459)	15,000,000	14,996,985

	Shares	Value
MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[3]
(Cost $2,885,709)	2,885,709	$2,885,709

	Face
	Amount	Value
CORPORATE BONDS†† - 23.9%
Financial - 11.8%
Bank of Nova Scotia
1.32% due 06/14/19[4]	$7,250,000	$7,254,110
HCP, Inc.
5.63% due 05/01/17	7,000,000	7,175,252
Wells Fargo Bank North America
1.43% due 05/24/19[4]	7,000,000	7,040,579
Synchrony Financial
1.88% due 08/15/17	7,000,000	7,016,814
Danske Bank A/S
1.41% due 09/06/19[4,5]	6,700,000	6,700,000
Morgan Stanley
2.13% due 02/01/19[4]	6,500,000	6,635,298
US Bank North America/Cincinnati OH
1.33% due 01/29/18[4]	6,600,000	6,630,598
Lloyds Bank plc
1.70% due 01/22/19[4]	6,400,000	6,430,240
Santander UK plc
2.14% due 03/14/19[4]	6,100,000	6,189,035
Macquarie Bank Ltd.
1.86% due 01/15/19[4,5]	3,000,000	3,017,778
1.43% due 03/24/17[4,5]	3,000,000	2,997,702
Westpac Banking Corp.
1.53% due 05/13/19[4]	6,000,000	6,008,658
JPMorgan Chase & Co.
1.49% due 03/22/19[4]	5,500,000	5,553,839
National Australia Bank Ltd.
1.45% due 01/14/19[4,5]	5,000,000	5,023,410

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
CORPORATE BONDS†† - 23.9% (continued)
Financial - 11.8% (continued)
National Bank of Canada
1.50% due 12/14/18[4]	$5,000,000	$5,020,485
Voya Financial, Inc.
2.90% due 02/15/18	4,574,000	4,666,656
Capital One North America/Mclean VA
1.95% due 08/17/18[4]	4,100,000	4,128,762
Berkshire Hathaway Finance Corp.
1.34% due 03/15/19[4]	3,000,000	3,042,882
Goldman Sachs Group, Inc.
1.95% due 04/30/18[4]	2,500,000	2,523,108
Citigroup, Inc.
1.35% due 03/10/17	2,000,000	2,001,758
Fifth Third Bank/Cincinnati OH
1.72% due 08/20/18[4]	1,700,000	1,710,931
Total Financial		106,767,895
Consumer, Non-cyclical - 6.3%
Kraft Heinz Foods Co.
2.25% due 06/05/17	9,400,000	9,471,646
Ingredion, Inc.
1.80% due 09/25/17	8,510,000	8,551,129
UnitedHealth Group, Inc.
1.45% due 07/17/17	4,500,000	4,518,819
1.13% due 01/17/17[4]	3,000,000	3,003,723
Aetna, Inc.
1.31% due 12/08/17[4]	7,000,000	7,026,411
Actavis Funding SCS
2.35% due 03/12/18	6,000,000	6,072,306
AmerisourceBergen Corp.
1.15% due 05/15/17	5,500,000	5,502,030
Tenet Healthcare Corp.
4.15% due 06/15/20[4]	3,800,000	3,823,750
6.25% due 11/01/18	532,000	570,570
Express Scripts Holding Co.
1.25% due 06/02/17	4,000,000	4,004,428
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]	2,326,000	2,372,520
HCA, Inc.
4.25% due 10/15/19	1,750,000	1,839,688
Total Consumer, Non-cyclical		56,757,020
Communications - 2.0%
AT&T, Inc.
2.40% due 03/15/17	7,000,000	7,054,677
Verizon Communications, Inc.
1.35% due 06/09/17	7,000,000	7,016,303
Level 3 Financing, Inc.
4.41% due 01/15/18[4,6]	3,000,000	3,016,875
eBay, Inc.
2.50% due 03/09/18	1,400,000	1,422,646
Total Communications		18,510,501
Consumer, Cyclical - 1.4%
Macy's Retail Holdings, Inc.
7.45% due 07/15/17	6,000,000	6,301,116
Lennar Corp.
4.50% due 06/15/19	2,372,000	2,502,460

	Face
	Amount	Value
CORPORATE BONDS†† - 23.9% (continued)
Consumer, Cyclical - 1.4% (continued)
Hyundai Capital America
2.13% due 10/02/17[5]	$2,000,000	$2,014,048
Daimler Finance North America LLC
1.47% due 08/03/17[4,5]	2,000,000	2,006,988
Total Consumer, Cyclical		12,824,612
Industrial - 1.0%
Penske Truck Leasing Company LP / PTL Finance Corp.
3.75% due 05/11/17[5]	7,000,000	7,108,696
CNH Industrial Capital LLC
3.88% due 07/16/18	854,000	878,766
3.63% due 04/15/18	850,000	871,250
Total Industrial		8,858,712
Technology - 0.8%
Apple, Inc.
1.64% due 02/22/19[4]	7,000,000	7,115,297
Energy - 0.5%
Equities Corp.
5.15% due 03/01/18	4,300,000	4,485,975
Utilities - 0.1%
AES Corp.
3.67% due 06/01/19[4]	810,000	812,025
Total Corporate Bonds
(Cost $214,954,065)		216,132,037
ASSET BACKED SECURITIES†† - 13.9%
Collateralized Loan Obligations - 13.6%
Garrison Funding Ltd.
2013-2x A2, 4.21% due 09/25/23[4]	2,500,000	2,506,093
2015-1A, 3.33% due 05/25/27[4,5]	2,000,000	2,029,827
2013-2x A1t, 2.61% due 09/25/23[4]	2,000,000	1,993,812
Ares Enhanced Loan Investment Strategy IR Ltd.
2013-IRAR, 1.96% due 07/23/25[4,5]	5,500,000	5,499,837
Great Lakes CLO Ltd.
2015-1A, 2.63% due 07/15/26[4,5]	3,000,000	2,980,320
2012-1A, 4.78% due 01/15/23[4,5]	2,000,000	1,983,866
2014-1A, 4.38% due 04/15/25[4,5]	500,000	489,100
Fortress Credit BSL II Ltd.
2013-2A, 2.19% due 10/19/25[4,5]	5,000,000	5,005,533
Great Lakes CLO 2012-1 Ltd.
2012-1A, 2.51% due 01/15/23[4,5]	3,677,075	3,664,831
CIFC Funding 2013-III Ltd.
2013-3A, 3.36% due 10/24/25[4,5]	3,500,000	3,448,682

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 13.9% (continued)
Collateralized Loan Obligations - 13.6% (continued)
AIMCO CLO Series 2015-A
2015-AA, 2.98% due 01/15/28[4,5]	$3,000,000	$3,019,773
Cavalry CLO II
2013-2A, 2.03% due 01/17/24[4,5]	3,000,000	3,002,039
FS Senior Funding Ltd.
2015-1A, 2.47% due 05/28/25[4,5]	3,000,000	3,000,250
Fortress Credit Funding V, LP
2015-5A, 3.47% due 08/15/22[4,5]	3,000,000	3,000,001
Northwoods Capital XIV Ltd.
2014-14A, 2.42% due 11/12/25[4,5]	3,000,000	2,999,979
RFTI Issuer Ltd.
2015-FL1, 2.26% due 08/15/30[4,5]	3,000,000	2,994,532
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.86% due 04/25/25[4,5]	3,000,000	2,985,553
Octagon Investment Partners XIV Ltd.
2012-1A, 3.68% due 01/15/24[4,5]	2,700,000	2,709,746
Black Diamond CLO Ltd.
2013-1A, 2.16% due 02/01/23[4,5]	2,625,087	2,604,446
CIFC Funding 2013-IV Ltd.
2013-4A, 4.08% due 11/27/24[4,5]	2,500,000	2,508,737
Cent CLO 21 Ltd.
2014-21A, 2.22% due 07/27/26[4,5]	2,500,000	2,499,235
Ares CLO Ltd.
2015-2A, 3.37% due 10/12/23[4,5]	2,195,000	2,203,720
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[4,5]	2,100,000	2,102,950
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.28% due 10/18/27[4,5]	2,000,000	2,026,900
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.90% due 07/28/26[4,5]	2,000,000	2,023,809
ACIS CLO Ltd.
2015-6A, 2.35% due 05/01/27[4,5]	2,000,000	2,012,690
CIFC Funding 2015-III Ltd.
2015-3A, 3.59% due 10/19/27[4,5]	2,000,000	2,005,077
Newstar Trust
2012-2A, 3.95% due 01/20/23[4,5]	2,000,000	2,003,149

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 13.9% (continued)
Collateralized Loan Obligations - 13.6% (continued)
Vibrant CLO Limited
2015-1A, 2.78% due 07/17/24[4,5]	$2,000,000	$2,000,124
Golub Capital Partners CLO Ltd.
2015-23A, 2.93% due 05/05/27[4,5]	2,000,000	1,998,770
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[4,5]	2,000,000	1,998,200
Venture XVI CLO Ltd.
2014-16A, 2.18% due 04/15/26[4,5]	2,000,000	1,998,182
Fortress Credit Investments IV Ltd.
2015-4A, 2.58% due 07/17/23[4,5]	2,000,000	1,997,709
CIFC Funding Ltd.
2015-2A, 2.58% due 12/05/24[4,5]	2,000,000	1,997,550
Dryden XXXI Senior Loan Fund
2014-31A, 2.03% due 04/18/26[4,5]	2,000,000	1,992,908
Mountain Hawk I CLO Ltd.
2013-1A, 2.88% due 01/20/24[4,5]	2,000,000	1,989,381
Dryden XXIV Senior Loan Fund
2015-24RA, 3.52% due 11/15/23[4,5]	2,000,000	1,986,522
Monroe Capital CLO Ltd.
2014-1A, 2.50% due 10/22/26[4,5]	2,000,000	1,970,203
Fifth Street SLF II Ltd.
2015-2A, 2.67% due 09/29/27[4,5]	2,000,000	1,965,692
Shasta CLO Ltd.
2007-1A, 2.10% due 04/20/21[4,5]	2,000,000	1,954,631
MT Wilson CLO II Ltd.
2007-2A, 1.66% due 07/11/20[4,5]	2,000,000	1,945,033
COA Summit CLO Limited 2014-1
2014-1X, 3.50% due 04/20/23[4]	1,500,000	1,503,032
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.65% due 06/15/28[4]	1,500,000	1,501,696
OZLM Funding III Ltd.
2013-3A, 3.80% due 01/22/25[4,5]	1,500,000	1,501,524
Gallatin CLO VII Ltd.
2014-1A, 3.58% due 07/15/23[4,5]	1,500,000	1,495,551

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 13.9% (continued)
Collateralized Loan Obligations - 13.6% (continued)
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 1.14% due 04/29/19[4,5]	$1,500,000	$1,474,941
Westbrook CLO Ltd.
2006-1X D, 2.35% due 12/20/20[4]	1,500,000	1,473,238
Telos CLO Ltd.
2013-3A, 3.68% due 01/17/24[4,5]	750,000	752,665
2014-4X, 3.43% due 07/17/24	500,000	494,312
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1x B, 3.82% due 08/15/23[4]	1,000,000	1,001,281
Cerberus Onshore II CLO LLC
2014-1A, 3.38% due 10/15/23[4,5]	1,000,000	1,000,551
Palmer Square CLO Ltd.
2014-1A, 3.23% due 10/17/22[4,5]	1,000,000	995,861
San Gabriel CLO Ltd.
2007-1X B, 2.91% due 09/10/21[4]	1,000,000	991,462
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 2.56% due 10/10/26[4,5]	1,000,000	990,537
Golub Capital BDC CLO LLC
2014-1A, 3.21% due 04/25/26[4,5]	1,000,000	989,784
Baker Street CLO II Ltd.
2006-1X C, 1.41% due 10/15/19[4]	1,000,000	989,183
Kingsland IV Ltd.
2007-4x D, 2.13% due 04/16/21[4]	1,000,000	946,013
ALM VII Ltd.
2013-7R2A, 3.31% due 04/24/24[4,5]	750,000	748,400
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.16% due 04/28/26[4,5]	750,000	744,702
DIVCORE CLO Ltd.
2013-1A, 4.38% due 11/15/32[4,5]	600,000	599,278
OZLM Funding Ltd.
2012-2x B, 4.01% due 10/30/23[4]	500,000	500,638
Newstar Commercial Loan Funding LLC
2014-1A, 4.30% due 04/20/25[4,5]	500,000	484,919

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 13.9% (continued)
Collateralized Loan Obligations - 13.6% (continued)
ICE EM CLO
2007-1X, 1.80% due 08/15/22	$35,240	$34,682
Total Collateralized Loan Obligations		122,313,642
Collateralized Debt Obligations - 0.2%
Triaxx Prime CDO Ltd.
2006-2A, 0.76% due 10/02/39[4,5]	1,318,819	1,258,414
SRERS Funding Ltd.
2011-RS, 0.73% due 05/09/46[4,5]	328,122	320,939
2011-RSX A1B1, 0.73% due 05/09/46[4]	187,498	183,393
Rockwall CDO II Ltd.
2007-1X A1LB, 1.31% due 08/01/24[4]	500,000	469,110
Total Collateralized Debt Obligations		2,231,856
Financial - 0.1%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.85% due 07/09/17[4]	416,000	413,378
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.96% due 07/10/17[4]	254,601	253,356
Total Financial		666,734
Total Asset Backed Securities
(Cost $124,444,811)		125,212,232
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.6%
Residential Mortgage Backed Securities - 5.1%
LSTAR Securities Investment Trust
2015-1, 2.52% due 01/01/20[4,5]	7,141,816	7,088,109
2014-1, 3.59% due 09/01/21[4,5]	5,542,869	5,494,368
2015-4, 2.49% due 04/01/20[4,5]	4,833,220	4,766,763
2015-3, 2.49% due 03/01/20[4,5]	3,111,027	3,075,941
2015-2, 2.47% due 01/01/20[4,5]	1,871,591	1,858,939
2015-6, 2.49% due 05/01/20[4,5]	1,608,262	1,576,600
2015-5, 2.49% due 04/01/20[4,5]	1,152,457	1,132,289
Countrywide Asset-Backed Certificates
2006-6, 0.69% due 09/25/36[4]	3,212,468	2,988,896

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.6% (continued)
Residential Mortgage Backed Securities - 5.1% (continued)
2004-SD2, 1.14% due 06/25/33[4,5]	$951,980	$901,822
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.24% due 07/25/34[4]	3,024,187	2,853,018
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[5,7]	2,637,248	2,650,342
GCAT LLC
2015-1, 3.63% due 05/26/20[5,7]	2,307,678	2,314,274
GSAMP Trust
2005-HE6, 0.96% due 11/25/35[4]	2,200,000	2,166,764
Banc of America Funding Ltd.
2013-R1, 0.71% due 11/03/41[4,5]	1,984,647	1,812,058
Accredited Mortgage Loan Trust
2007-1, 0.65% due 02/25/37[4]	1,821,554	1,760,317
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[5]	1,726,708	1,722,716
GreenPoint Mortgage Funding Trust
2006-AR1, 0.81% due 02/25/36[4]	938,065	805,335
2007-AR1, 0.60% due 02/25/47[4]	128,109	128,080
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[5,7]	620,985	620,879
Credit Suisse Mortgage Trust
2014-2R, 0.72% due 02/27/46[4,5]	429,163	402,142
Nomura Resecuritization Trust
2012-1R, 0.96% due 08/27/47[4,5]	237,450	228,023
Total Residential Mortgage Backed Securities		46,347,675
Commercial Mortgage Backed Securities - 0.5%
Morgan Stanley Capital I Trust
2015-XLF1, 1.66% due 08/14/31[4,5]	2,256,420	2,242,964
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.01% due 12/15/27[4,5]	2,100,000	2,084,379
Total Commercial Mortgage Backed Securities		4,327,343
Total Collateralized Mortgage Obligations
(Cost $50,393,694)		50,675,018

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.5%
Technology - 0.6%
First Data Corp.
4.52% due 03/24/21	$2,884,171	$2,897,524
Infor US, Inc.
3.75% due 06/03/20	1,937,207	1,914,929
Total Technology		4,812,453
Communications - 0.4%
Univision Communications, Inc.
4.00% due 03/01/20	2,742,617	2,740,925
T-Mobile USA, Inc.
3.50% due 11/09/22	995,000	1,001,378
Total Communications		3,742,303
Industrial - 0.2%
Fly Funding II Sarl
3.54% due 08/09/19	2,049,685	2,049,685
Financial Institutions - 0.2%
National Financial Partners
4.50% due 07/01/20	1,945,375	1,938,080
Consumer, Cyclical - 0.1%
Smart & Final Stores LLC
4.00% due 11/15/19	1,179,395	1,178,416
Total Senior Floating Rate Interests
(Cost $13,658,373)		13,720,937
MUNICIPAL BONDS†† - 1.3%
California - 0.7%
University of California Revenue Bonds
0.99% due 07/01/41[4]	5,000,000	5,001,700
State of California General Obligation Unlimited
1.18% due 12/01/29[4]	1,175,000	1,179,113
Total California		6,180,813
Pennsylvania - 0.6%
Pennsylvania Turnpike Commission Revenue Bonds
1.01% due 12/01/17[4]	4,000,000	3,995,600
County of Allegheny Pennsylvania General Obligation Unlimited
1.06% due 11/01/26[4]	1,350,000	1,318,545
Total Pennsylvania		5,314,145
Total Municipal Bonds
(Cost $11,461,784)		11,494,958

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.0%**
BNY Mellon Separately Managed Cash Collateral Account, 0.3602%	103,950	$103,950
Total Securities Lending Collateral
(Cost $103,950)		103,950
Total Investments - 99.0%
(Cost $891,479,540)		$893,797,957
Other Assets & Liabilities, net - 1.0%		9,025,858
Total Net Assets - 100.0%		$902,823,815

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Zero coupon rate security.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Rate indicated is the 7-day yield as of August 31, 2016.
4	Variable rate security. Rate indicated is rate effective at August 31, 2016.
5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $181,171,302 (cost $180,392,514), or 20.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	All or portion of this security is on loan at August 31, 2016 — See Note 4.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Securities lending collateral — See Note 4.
9	Repurchase Agreements — See Note 5.

plc	Public Limited Company

See Sector Classification in Supplemental Information section

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commercial Paper	$—	$268,086,291	$—	$268,086,291
Repurchase Agreements	—	130,504,100	—	130,504,100
U.S. Government Securities	—	59,985,740	—	59,985,740
Federal Agency Discount Notes	—	14,996,985	—	14,996,985
Money Market Fund	2,885,709	—	—	2,885,709
Corporate Bonds	—	216,132,037	—	216,132,037
Asset Backed Securities	—	125,212,232	—	125,212,232
Collateralized Mortgage Obligations	—	50,675,018	—	50,675,018
Senior Floating Rate Interests	—	13,720,937	—	13,720,937
Municipal Bonds	—	11,494,958	—	11,494,958
Securities Lending Collateral	103,950	—	—	103,950
Total	$2,989,659	$890,808,298	$—	$893,797,957

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 97.5%
United States - 26.5%
Targa Resources Corp.	72,519	$3,160,378
Williams Companies, Inc.	75,833	2,118,774
CenturyLink, Inc.	47,564	1,322,279
RR Donnelley & Sons Co.	67,277	1,150,437
Las Vegas Sands Corp.	19,637	985,974
Macquarie Infrastructure Corp.	12,019	960,799
Chimera Investment Corp. REIT	21,805	359,565
PennyMac Mortgage Investment Trust REIT	22,991	350,383
New Residential Investment Corp. REIT	22,477	322,544
Lexington Realty Trust REIT	23,033	248,526
Starwood Property Trust, Inc. REIT	10,092	231,107
Redwood Trust, Inc. REIT	15,398	227,890
Apollo Commercial Real Estate Finance, Inc. REIT	12,908	210,400
Medical Properties Trust, Inc. REIT	13,715	209,428
CBL & Associates Properties, Inc. REIT	14,222	202,948
Gaming and Leisure Properties, Inc. REIT	5,679	194,279
Sabra Health Care REIT, Inc.	7,560	192,629
Gramercy Property Trust REIT	18,187	176,050
Liberty Property Trust REIT	4,139	170,651
EPR Properties REIT	2,033	159,225
Capitol Federal Financial, Inc.	10,324	148,459
HCP, Inc. REIT	3,088	121,451
Omega Healthcare Investors, Inc. REIT	3,330	120,546
New York Community Bancorp, Inc.	7,513	113,521
GEO Group, Inc. REIT	5,649	113,206
Washington Real Estate Investment Trust REIT	3,423	111,248
Corrections Corporation of America REIT	5,446	86,755
Waddell & Reed Financial, Inc. — Class A	4,406	81,952
Total United States		13,851,404
Australia - 16.8%
Woodside Petroleum Ltd.	67,756	1,457,898
CSR, Ltd.	548,697	1,422,688
Downer EDI, Ltd.	328,484	1,209,674
DUET Group	611,585	1,208,845
Woolworths Ltd.	61,938	1,103,689
Genworth Mortgage Insurance Australia Ltd.	127,427	279,642
Australia & New Zealand Banking Group Ltd.	10,494	212,154
National Australia Bank Ltd.	9,286	190,803
IOOF Holdings Ltd.[1]	26,075	174,606
Spark Infrastructure Group	91,097	173,898
Insurance Australia Group Ltd.	39,842	166,484
ASX Ltd.[1]	4,325	166,261
Bendigo & Adelaide Bank Ltd.	20,141	166,204
Suncorp Group Ltd.	17,150	163,820

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Australia - 16.8% (continued)
Westpac Banking Corp.	7,013	$155,273
Vicinity Centres REIT	59,605	148,275
Stockland REIT	40,251	146,716
Bank of Queensland Ltd.	16,006	126,909
Commonwealth Bank of Australia	2,000	107,938
Total Australia		8,781,777
Canada - 10.0%
Crescent Point Energy Corp.	141,130	2,129,777
Whitecap Resources, Inc.	213,187	1,616,715
Inter Pipeline Ltd.	61,613	1,339,280
Smart Real Estate Investment Trust REIT	4,920	132,895
Total Canada		5,218,667
United Kingdom - 8.5%
Rio Tinto plc	40,858	1,231,305
National Grid plc	64,905	889,588
SSE plc	40,310	794,021
Vodafone Group plc	235,136	707,840
Berkeley Group Holdings plc	14,328	501,411
Aberdeen Asset Management plc	44,356	186,246
Admiral Group plc	4,777	128,257
Total United Kingdom		4,438,668
South Africa - 4.0%
Coronation Fund Managers Ltd.	112,567	533,529
MTN Group Ltd.[1]	46,399	379,034
Barclays Africa Group Ltd.	30,321	306,834
MMI Holdings Ltd.	193,888	297,273
Redefine Properties Ltd. REIT	295,977	221,669
Vodacom Group Ltd.	20,663	214,759
Growthpoint Properties Ltd. REIT	81,851	141,460
Total South Africa		2,094,558
New Zealand - 3.6%
Spark New Zealand Ltd.	416,326	1,149,279
SKY Network Television Ltd.	211,807	746,817
Total New Zealand		1,896,096
Cayman Islands - 3.6%
Sands China Ltd.	333,200	1,310,161
Country Garden Holdings Co. Ltd.	585,000	297,148
China Evergrande Group	408,223	282,087
Total Cayman Islands		1,889,396
Hong Kong - 3.0%
SJM Holdings Ltd.	2,016,000	1,268,325
China South City Holdings Ltd.[1]	1,442,000	310,457
Total Hong Kong		1,578,782
France - 2.8%
Electricite de France S.A.	94,528	1,208,620
ICADE REIT	1,745	134,451
Fonciere Des Regions REIT	1,244	116,050
Total France		1,459,121
China - 2.5%
China Construction Bank Corp. — Class H	408,000	305,076
Industrial & Commercial Bank of China Ltd. — Class H	458,000	291,094

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
China - 2.5% (continued)
Agricultural Bank of China Ltd. — Class H	691,000	$284,177
Bank of China Ltd. — Class H	597,424	268,799
Huaneng Power International, Inc. — Class H	310,000	188,636
Total China		1,337,782
Turkey - 2.5%
Eregli Demir ve Celik Fabrikalari TAS	458,849	690,033
Turkcell Iletisim Hizmetleri AS*	190,953	640,790
Total Turkey		1,330,823
Finland - 2.1%
Fortum Oyj	70,917	1,093,136
Norway - 2.1%
TGS Nopec Geophysical Company ASA	61,736	1,074,686
Spain - 1.5%
Enagas S.A.	22,507	659,893
Bolsas y Mercados Espanoles SHMSF S.A.[1]	3,629	113,554
Total Spain		773,447
Italy - 1.5%
Snam SpA	120,683	668,021
UnipolSai SpA	63,114	105,229
Total Italy		773,250
Portugal - 1.3%
EDP - Energias de Portugal S.A. ADR	210,242	703,642
Germany - 1.1%
Freenet AG	19,531	559,913
Thailand - 1.0%
Advanced Info Service PCL	62,700	299,775
BTS Group Holdings PCL	911,772	238,377
Total Thailand		538,152

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Russian Federation - 1.0%
Mobile TeleSystems PJSC ADR	64,725	$526,214
Netherlands - 0.7%
Delta Lloyd N.V.	88,279	357,199
Switzerland - 0.5%
Zurich Insurance Group AG	547	139,958
Swiss Re AG	1,497	126,458
Total Switzerland		266,416
Sweden - 0.5%
Swedbank AB — Class A	5,702	130,916
Nordea Bank AB	11,548	112,707
Total Sweden		243,623
Czech Republic - 0.4%
Komercni Banka AS	5,573	188,301
Total Common Stocks
(Cost $50,065,806)		50,975,053
PREFERRED STOCKS† - 1.6%
Brazil - 1.6%
Cia Energetica de Minas Gerais ADR	302,213	806,909
Total Preferred Stocks
(Cost $1,247,103)		806,909
SECURITIES LENDING COLLATERAL†,2 - 1.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.3419%	536,994	536,994
Total Securities Lending Collateral
(Cost $536,994)		536,994
Total Investments - 100.1%
(Cost $51,849,903)		$52,318,956
Other Assets & Liabilities, net - (0.1)%		(48,766)
Total Net Assets - 100.0%		$52,270,190

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$50,975,053	$—	$—	$50,975,053
Preferred Stocks	806,909	—	—	806,909
Securities Lending Collateral	536,994	—	—	536,994
Total	$52,318,956	$—	$—	$52,318,956

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange –Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following 20 portfolios have a quarterly reporting period ended on August 31, 2016:

Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant that has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of August 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:
	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation (Depreciation) on Investments
Guggenheim BulletShares 2016 Corporate Bond ETF	$501,273,575	$67,353	$(27,706)	$39,647
Guggenheim BulletShares 2017 Corporate Bond ETF	924,035,510	2,990,597	(131,702)	2,858,895
Guggenheim BulletShares 2018 Corporate Bond ETF	917,029,325	6,306,130	(277,243)	6,028,887
Guggenheim BulletShares 2019 Corporate Bond ETF	643,228,305	8,781,963	(246,949)	8,535,014
Guggenheim BulletShares 2020 Corporate Bond ETF	683,150,102	14,064,013	(649,564)	13,414,449
Guggenheim BulletShares 2021 Corporate Bond ETF	408,061,985	11,986,762	(378,248)	11,608,514
Guggenheim BulletShares 2022 Corporate Bond ETF	335,404,056	9,167,539	(458,319)	8,709,220
Guggenheim BulletShares 2023 Corporate Bond ETF	143,566,116	6,170,176	(59,221)	6,110,955
Guggenheim BulletShares 2024 Corporate Bond ETF	110,906,273	4,068,218	(110,053)	3,958,165
Guggenheim BulletShares 2025 Corporate Bond ETF	37,408,104	1,027,551	(52,696)	974,855
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	476,263,756	857,629	(10,499)	847,130
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	719,042,411	8,841,531	(5,822,234)	3,019,297
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	780,337,129	13,526,479	(5,086,927)	8,439,552
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	409,100,687	7,777,101	(6,230,949)	1,546,152
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	203,742,442	5,675,666	(2,097,835)	3,577,831
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	72,024,582	2,054,647	(336,993)	1,717,654
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	61,682,202	2,299,570	(323,265)	1,976,305

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	15,514,646	738,122	(39,813)	698,309
Guggenheim Enhanced Short Duration ETF	891,479,540	2,628,761	(310,344)	2,318,417
Guggenheim S&P Global Dividend Opportunities Index ETF	51,867,323	6,298,418	(5,846,785)	451,633

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of August 31, 2016, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BulletShares 2016 Corporate Bond ETF	$-	$-	$-	$-
Guggenheim BulletShares 2017 Corporate Bond ETF	2,210,835	2,265,730	-	2,265,730
Guggenheim BulletShares 2018 Corporate Bond ETF	2,843,897	2,906,120	-	2,906,120
Guggenheim BulletShares 2019 Corporate Bond ETF	7,885,112	8,093,452	-	8,093,452
Guggenheim BulletShares 2020 Corporate Bond ETF	11,239,095	11,515,828	-	11,515,828
Guggenheim BulletShares 2021 Corporate Bond ETF	1,080,829	1,110,593	-	1,110,593
Guggenheim BulletShares 2022 Corporate Bond ETF	1,524,805	1,185,950	373,288	1,559,238
Guggenheim BulletShares 2023 Corporate Bond ETF	632,907	646,400	-	646,400
Guggenheim BulletShares 2024 Corporate Bond ETF	1,042,416	1,068,930	-	1,068,930
Guggenheim BulletShares 2025 Corporate Bond ETF	573,697	588,800	-	588,800
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	35,157,777	35,873,060	-	35,873,060
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	23,997,405	24,559,000	-	24,559,000
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	38,902,956	39,913,538	-	39,913,538
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	17,203,198	17,457,832	166,994	17,624,826
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	6,972,923	6,364,152	815,998	7,180,150
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	3,699,133	3,676,820	115,317	3,792,137
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	2,899,466	2,965,916	-	2,965,916
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	570,260	584,500	-	584,500
Guggenheim Enhanced Short Duration ETF	99,757	103,950	-	103,950
Guggenheim S&P Global Dividend Opportunities Index ETF	721,561	536,994	228,687	765,681

5.	Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of August 31, 2016, the repurchase agreements held in Guggenheim Enhanced Short Duration ETF in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Nomura Securities International, Inc.
0.95%, due 11/25/2016	$10,679,022	$10,704,666	NCUA Guaranteed Notes, 0.975%, 01/08/2020	$28,300,000	$28,394,839

Nomura Securities International, Inc.
0.95%, due 11/25/2016	9,900,000	9,923,774	Invitation Homes Trust, 2.707%, 09/17/2016	11,000,000	11,005,610

Nomura Securities International, Inc.
0.95%, due 11/25/2016	9,180,078	9,202,123	JP Morgan Mortgage Trust, 2.661%, 12/25/2044	10,562,400	10,442,467

Nomura Securities International, Inc.
0.95%, due 11/25/2016	8,167,170	8,186,783	Credit Suisse Mortgage Trust, 3.897%, 11/25/2042	10,061,000	9,382,603

Nomura Securities International, Inc.
0.95%, due 11/25/2016	4,671,830	4,683,049	Credit Suisse Mortgage Trust, 4.387%, 06/25/2042	5,803,074	5,410,405

Bank of America, Inc.
0.79%, due 10/11/2016	13,729,000	13,741,955	Bayview Opportunity Master Fund Trust, 3.844%, 01/28/2030	42,750,000	42,708,533

Bank of America, Inc.
0.83%, due 09/12/2016	20,067,000	20,085,715	Bayview Opportunity Master Fund Trust, 3.844%, 11/28/2029	69,260,000	68,992,553

Jefferies & Company, Inc.
3.62%, due 09/12/2016	4,631,000	4,639,382	Babson CLO Ltd., 0.000%, 04/15/2022	29,075,000	8,431,750

Jefferies & Company, Inc.
3.00%, due 09/22/2016	4,583,000	4,591,784	Virgin Islands Public Finance Auth Revenue Sr Lien, 5.000%, 10/01/2039	6,555,000	6,556,573

Jefferies & Company, Inc.
1.00%, due 09/20/2016	4,540,000	4,544,036	WEC Energy Group, Inc., 1.650%, 06/15/2018	5,000,000	5,031,500

Jefferies & Company, Inc.
3.50%, due 09/15/2016	1,991,000	1,996,807	Countrywide Alternative Loan Trust, 0.680%, 07/25/2046	6,440,000	6,288,554

Jefferies & Company, Inc.
3.50%, due 09/15/2016	908,000	910,648	Morgan Stanley Capital I Trust, 5.480%, 11/12/2041	3,000,000	2,980,500

Jefferies & Company, Inc.
3.50%, due 09/15/2016	714,000	716,083	Chicago, IL Build America Bonds Recovery Zone, 6.257%, 01/01/2014	1,065,000	1,021,527

Jefferies & Company, Inc.
3.62%, due 09/30/2016	2,639,000	2,647,226	Cedar Funding, Inc. 0.000%, 07/17/2028	4,735,000	4,059,978

Jefferies & Company, Inc.
3.02%, due 09/27/2016	2,429,000	2,435,928	Chicago, IL Board of Education Build America Bonds Ser E, 6.038%, 12/01/2029	4,000,000	3,470,160

Jefferies & Company, Inc.
3.52%, due 09/27/2016	1,899,000	1,904,942	Countrywide Alternative Loan Trust, 0.680%, 07/25/2046	8,560,000	8,358,699

Jefferies & Company, Inc.
3.62%, due 09/15/2016	1,365,000	1,367,882	Venture CDO Ltd., 0.000%, 01/15/2028	3,000,000	2,100,000

Jefferies & Company, Inc.
3.62%, due 09/15/2016	330,000	330,697	Nevada, CA Irr Dist Cops, 6.600%, 01/01/1995	793,750	635,000

Jefferies & Company, Inc.
3.01%, due 09/12/2016	1,257,000	1,260,258	Chicago, IL Build America Bonds Recovery Zone, 6.257%, 01/01/2014	1,875,000	1,798,463

Jefferies & Company, Inc.
3.02%, due 09/27/2016	1,014,000	1,016,722	Chicago, IL Board of Education Qualified School Constr Ser G, 1.750%, 12/15/2025	3,000,000	1,783,140

Mizuho Securities
1.44%, due 11/04/2016	25,810,000	25,904,981	Countrywide Asset-Backed Certificate, 5.167%, 05/25/2036	99,748,000	102,386,335
	$130,504,100				$331,239,189

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	October 31, 2016

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 31, 2016